UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------

COMMON STOCK  -- 98.6%

CONSUMER DISCRETIONARY -- 14.2%

   Abercrombie & Fitch, Cl A                      22,100   $       1,518
   Amazon.com (B)*                                 7,700             255
   American Eagle Outfitters (B)                  58,400           1,790
   Autoliv                                        85,500           3,745
   Autonation (B)*                                62,300           1,278
   Autozone*                                       3,200             296
   Barnes & Noble*                                22,100             857
   Bed Bath & Beyond*                            124,600           5,206
   Belo, Cl A                                      1,100              26
   Best Buy (B)                                   10,250             703
   Big Lots (B)*                                   6,400              85
   BJ's Wholesale Club*                           16,900             549
   Black & Decker                                  1,500             135
   BorgWarner                                     10,700             574
   Brinker International*                          3,100             124
   Brunswick                                       2,700             117
   Cablevision Systems, Cl A*                     19,800             638
   Carmax*                                         4,080             109
   Carnival (B)                                  117,630           6,417
   CBRL Group                                      5,000             194
   CEC Entertainment*                              3,000             126
   Centex (B)                                     15,600           1,102
   Cheesecake Factory (B)*                         2,250              78
   Clear Channel Communications                  119,040           3,682
   Coach*                                          7,200             242
   Comcast, Cl A*                                228,283           7,008
   Comcast, Special Cl A (B)*                     66,000           1,977
   Cumulus Media, Cl A*                            4,800              57
   Dana                                           77,800           1,168
   Darden Restaurants                             90,100           2,971
   Delphi*                                       130,000             604
   Dillard's, Cl A                                 4,800             112
   DIRECTV Group*                                 29,965             464
   Dollar General                                  6,800             138
   Dollar Tree Stores*                             6,300             151
   Dow Jones                                         900              32
   DR Horton                                      89,400           3,362
   Eagle Materials                                   387              35
   Eastman Kodak (B)                              52,700           1,415
   eBay*                                         713,668          23,558
   EchoStar Communications, Cl A*                 43,440           1,310
   Family Dollar Stores (B)                        6,100             159
   Federated Department Stores (B)                72,000           5,276
   Foot Locker                                    10,700             291
   Ford Motor (B)                                380,100           3,892
   Fortune Brands                                  7,500             666
   Furniture Brands International                  1,800              39
   GameStop, Cl A (B)*                             2,900              95
   GameStop, Cl B*                                   722              22
   Gannett                                        25,500           1,814
   Gap                                            25,900             512
   General Motors (B)                             59,500           2,023
   Gentex                                          9,000             164
   Genuine Parts                                   9,900             407
   Goodyear Tire & Rubber (B)*                    58,400             870
   Harley-Davidson (B)                            12,500             620
   Harrah's Entertainment (B)                     59,166           4,264
   Hasbro                                         46,600             969
   Hearst-Argyle Television                        1,400              34
   Hilton Hotels                                  16,500             394
   Home Depot                                    265,400          10,324
   IAC/InterActive (B)*                           13,740             330
   International Game Technology (B)             272,400           7,668
   Interpublic Group (B)*                         41,600             507

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   JC Penney                                      35,900   $       1,888
   Johnson Controls                               26,000           1,465
   Jones Apparel Group                             4,900             152
   KB Home (B)                                    30,800           2,348
   Knight-Ridder (B)                               2,400             147
   Kohl's (B)*                                   196,000          10,958
   Lamar Advertising, Cl A*                       39,400           1,685
   Lear                                            1,400              51
   Leggett & Platt                                 9,500             253
   Lennar, Cl A (B)                               20,200           1,282
   Lennar, Cl B                                      520              31
   Liberty Global, Cl A (B)*                     204,780           9,557
   Liberty Media, Cl A*                          196,200           1,999
   Limited Brands                                 72,200           1,547
   Liz Claiborne (B)                               3,400             135
   Lowe's                                        230,300          13,408
   Marriott International, Cl A                   57,570           3,927
   Mattel (B)                                     82,600           1,512
   May Department Stores                          20,200             811
   Maytag (B)                                     46,700             731
   McClatchy, Cl A                                 1,900             124
   McDonald's                                    429,300          11,913
   McGraw-Hill                                   162,580           7,194
   MGM Mirage (B)*                               188,000           7,441
   Mohawk Industries*                              1,900             157
   MSC Industrial Direct, Cl A                     4,000             135
   Neiman-Marcus Group, Cl A                       1,800             174
   New York Times, Cl A (B)                        3,200             100
   Newell Rubbermaid                               3,800              91
   News, Cl A                                     18,360             297
   Nike, Cl B (B)                                 47,700           4,131
   Nordstrom                                       4,900             333
   NVR (B)*                                        1,200             972
   O'Reilly Automotive*                            3,600             107
   Office Depot*                                  18,100             413
   OfficeMax                                       9,000             268
   Omnicom Group                                  60,000           4,792
   Outback Steakhouse                              2,800             127
   Petsmart                                        3,400             103
   Pulte Homes                                    10,000             842
   Radio One, Cl D*                                9,300             119
   RadioShack                                      3,100              72
   Reebok International                            2,100              88
   Ross Stores                                     5,200             150
   Ruby Tuesday                                    2,600              67
   Saks                                           29,950             568
   Sears Holdings*                                 5,381             806
   Sherwin-Williams                               22,000           1,036
   Sirius Satellite Radio (B)*                    33,514             217
   Snap-On                                         3,900             134
   Standard-Pacific                               10,200             897
   Stanley Works                                  48,200           2,195
   Staples                                       461,050           9,830
   Starbucks (B)*                                 25,000           1,292
   Starwood Hotels & Resorts Worldwide            33,860           1,983
   Target                                        179,720           9,779
   Tiffany                                         2,600              85
   Time Warner*                                  792,479          13,242
   TJX (B)                                        24,000             584
   Toll Brothers (B)*                             11,400           1,158
   Toys "R" Us*                                   15,900             421
   Tribune (B)                                     5,700             201
   Univision Communications, Cl A (B)*           166,410           4,585
   Valassis Communications (B)*                   44,840           1,661
   VF                                             48,700           2,787
   Viacom, Cl B                                  343,124          10,987
   Walt Disney (B)                               354,474           8,926

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Washington Post, Cl B                             200   $         167
   Wendy's International                          38,400           1,830
   Whirlpool                                      25,500           1,788
   Williams-Sonoma*                                4,000             158
   Wynn Resorts (B)*                               2,200             104
   XM Satellite Radio Holdings, Cl A (B)*        255,300           8,593
   Yum! Brands                                     9,600             500
                                                           -------------
                                                                 296,159
                                                           -------------
CONSUMER STAPLES -- 7.8%

   Albertson's (B)                                51,000           1,055
   Altria Group                                  257,200          16,631
   Anheuser-Busch (B)                             73,000           3,340
   Archer-Daniels-Midland                        154,857           3,311
   Avon Products                                  87,910           3,327
   Brown-Forman, Cl B                              2,400             145
   Campbell Soup (B)                              11,300             348
   Clorox                                          7,900             440
   Coca-Cola                                      64,081           2,675
   Coca-Cola Enterprises                           9,500             209
   Colgate-Palmolive                              90,604           4,522
   ConAgra Foods                                  41,400             959
   Constellation Brands, Cl A*                     6,000             177
   Costco Wholesale                               11,400             511
   CVS                                            29,800             866
   Dean Foods*                                    42,021           1,481
   Energizer Holdings (B)*                        38,300           2,381
   Estee Lauder, Cl A                             82,000           3,209
   General Mills                                  77,100           3,607
   Gillette                                      348,207          17,630
   Hershey                                        22,600           1,403
   HJ Heinz                                        3,500             124
   Hormel Foods                                    4,000             117
   Kellogg                                        12,500             555
   Kimberly-Clark                                 75,300           4,713
   Kraft Foods, Cl A                               6,700             213
   Kroger (B)*                                   174,500           3,321
   Loews--Carolina Group                           5,300             177
   McCormick                                       4,200             137
   Molson Coors Brewing, Cl B                     10,900             676
   NBTY*                                           2,000              52
   Pepsi Bottling Group (B)                       69,400           1,986
   PepsiAmericas                                  38,200             980
   PepsiCo                                       288,359          15,551
   Procter & Gamble (B)                          269,676          14,225
   Reynolds American (B)                          41,700           3,286
   Safeway*                                       84,034           1,898
   Sara Lee                                       97,100           1,924
   Smithfield Foods*                               2,700              74
   Supervalu                                      93,200           3,039
   Sysco                                          26,900             973
   TreeHouse Foods*                                8,404             240
   Tyson Foods, Cl A                              97,545           1,736
   UST (B)                                        10,000             457
   Wal-Mart Stores                               495,000          23,859
   Walgreen                                      233,900          10,757
   Whole Foods Market                              2,500             296
   WM Wrigley Jr. (B)                             63,200           4,351
                                                           -------------
                                                                 163,944
                                                           -------------
ENERGY -- 9.2%

   Amerada Hess                                   18,000           1,917
   Anadarko Petroleum                             39,000           3,204
   Apache                                         10,342             668
   Ashland (B)*                                   17,700           1,272
   Baker Hughes                                    4,500             230

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   BJ Services (B)                                 3,100   $         163
   Burlington Resources                           71,400           3,944
   ChevronTexaco                                 454,262          25,402
   Cimarex Energy (B)*                             2,285              89
   ConocoPhillips                                504,530          29,005
   Cooper Cameron*                                 9,800             608
   Cross Timbers Royalty Trust                       105               4
   Devon Energy                                   65,990           3,344
   Diamond Offshore Drilling (B)                  10,700             572
   El Paso (B)                                   147,400           1,698
   ENSCO International                             6,000             215
   Exxon Mobil                                 1,229,282          70,647
   Forest Oil*                                     2,300              97
   Grant Prideco*                                  9,100             241
   Halliburton (B)                               166,200           7,948
   Helmerich & Payne                               4,300             202
   Kerr-McGee                                      6,500             496
   Kinder Morgan                                   4,500             374
   Marathon Oil                                   66,700           3,560
   Murphy Oil                                     15,600             815
   Nabors Industries*                              7,900             479
   National Oilwell Varco*                        10,430             496
   Newfield Exploration*                          10,200             407
   Noble Energy                                    5,500             416
   NRG Energy*                                    30,800           1,158
   Occidental Petroleum                           71,700           5,516
   Patterson-UTI Energy                           14,000             390
   Petro Canada                                   13,500             879
   PetroKazakhstan, Cl A (B)                      22,400             819
   Pioneer Natural Resources                       9,900             417
   Pogo Producing                                  6,900             358
   Premcor                                         1,800             134
   Pride International*                            9,000             231
   Rowan (B)*                                     11,200             333
   Schlumberger                                  155,761          11,828
   Smith International (B)                         7,200             459
   Sunoco (B)                                     17,100           1,944
   Talisman Energy                                27,000           1,014
   Tidewater                                       1,900              72
   Unit*                                           9,600             422
   Unocal                                         44,800           2,914
   Valero Energy (B)                              48,148           3,809
   Western Gas Resources                          19,000             663
   Williams (B)                                   10,500             200
   XTO Energy                                     23,776             808
                                                           -------------
                                                                 192,881
                                                           -------------
FINANCIALS -- 22.2%

   21st Century Insurance Group                    9,000             134
   A.G. Edwards                                   43,600           1,969
   ACE                                            14,200             637
   Affiliated Managers Group (B)*                  1,350              92
   Aflac                                          19,300             835
   Allmerica Financial*                           15,400             571
   Allstate                                      142,500           8,514
   AMB Property+                                   3,400             148
   AMBAC Financial Group                           3,900             272
   American Express                              158,000           8,410
   American International Group*                 293,561          17,056
   AmeriCredit (B)*                                5,700             145
   Ameritrade Holding*                             8,700             162
   AmerUs Group                                    1,200              58
   AmSouth Bancorp                                66,600           1,732
   Annaly Mortgage Management+ (B)                 4,300              77
   AON (B)                                        13,100             328
   Archstone-Smith Trust+                          9,100             351
   Arden Realty+                                   1,400              50

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Arthur J Gallagher                              1,900   $          52
   Astoria Financial                              88,200           2,511
   Axis Capital Holdings                          52,750           1,493
   Bank of America                               807,394          36,825
   Bank of Hawaii                                  5,200             264
   Bank of New York                               28,800             829
   BB&T (B)                                       84,000           3,358
   Bear Stearns                                   44,800           4,657
   Boston Properties+                              3,200             224
   Brookfield Properties                          48,000           1,382
   Capital One Financial (B)                       7,600             608
   CarrAmerica Realty+                             3,400             123
   Catellus Development+                           2,941              97
   CB Richard Ellis Group, Cl A*                  24,900           1,092
   CBL & Associates Properties+                   14,800             637
   Charles Schwab                              1,039,825          11,729
   Chicago Mercantile
      Exchange Holdings (B)                       30,200           8,924
   Chubb                                          33,400           2,859
   Cincinnati Financial                           25,404           1,005
   CIT Group                                      21,500             924
   Citigroup                                     896,562          41,448
   Citizens Banking                                1,800              54
   Comerica                                       79,000           4,566
   Commerce Bancorp (B)                           29,200             885
   Commerce Group                                 15,000             932
   Compass Bancshares                              4,000             180
   Countrywide Financial                         166,598           6,432
   Crescent Real Estate Equities+                 24,800             465
   Doral Financial                                 6,750             112
   Downey Financial                               11,800             864
   Duke Realty+                                   11,100             351
   E*Trade Financial*                              3,700              52
   Endurance Specialty Holdings                   25,800             976
   Equity Office Properties Trust+                44,600           1,476
   Equity Residential+                            50,800           1,870
   Erie Indemnity, Cl A                            7,000             380
   Fannie Mae                                     93,070           5,435
   Fidelity National Financial                    46,233           1,650
   First American                                 45,600           1,830
   First Horizon National (B)                     55,500           2,342
   FirstMerit                                      5,200             136
   Franklin Resources                             94,000           7,236
   Freddie Mac                                   159,610          10,411
   Friedman Billings Ramsey Group,
      Cl A+                                      106,900           1,529
   General Growth Properties+                     11,300             464
   Genworth Financial, Cl A                       19,600             593
   Golden West Financial (B)                      36,200           2,331
   Goldman Sachs Group (B)                       201,700          20,577
   Greater Bay Bancorp (B)                         3,700              98
   Hartford Financial Services Group (B)          52,900           3,956
   HCC Insurance Holdings                          2,000              76
   Hibernia, Cl A                                  1,800              60
   Highwoods Properties+                           1,500              45
   Host Marriott+                                 19,800             347
   Huntington Bancshares                          54,400           1,313
   Independence Community Bank                    29,000           1,071
   IndyMac Bancorp                                36,100           1,470
   Instinet Group*                                 7,900              41
   Investment Technology Group*                    2,400              50
   iStar Financial+                                5,400             225
   Janus Capital Group (B)                        21,900             329
   Jefferson-Pilot                                46,500           2,345
   JPMorgan Chase                                554,860          19,598
   Keycorp                                       201,700           6,686
   Kimco Realty+                                   1,600              94

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Legg Mason                                     65,300   $       6,798
   Lehman Brothers Holdings                       96,769           9,607
   Leucadia National (B)                          12,800             495
   Liberty Property Trust+                         3,300             146
   Lincoln National                              100,200           4,701
   Loews                                          32,200           2,496
   M&T Bank (B)                                    3,500             368
   Macerich+                                       1,300              87
   Mack-Cali Realty+                               4,800             217
   Manulife Financial                              9,245             442
   Marsh & McLennan                               14,707             407
   Marshall & Ilsley                              29,600           1,316
   MBIA (B)                                       75,200           4,460
   MBNA                                          388,093          10,153
   Mellon Financial                               25,100             720
   Mercantile Bankshares                           1,300              67
   Merrill Lynch                                 171,200           9,418
   Metlife                                       170,800           7,676
   MGIC Investment                                23,800           1,552
   Mills+ (B)                                      8,100             492
   MoneyGram International*                        3,400              65
   Moody's (B)                                   231,280          10,398
   Morgan Stanley                                139,000           7,293
   National City                                 207,600           7,083
   Nationwide Financial Services, Cl A            25,400             964
   New York Community Bancorp (B)                  4,474              81
   North Fork Bancorporation                      54,528           1,532
   Northern Trust                                  5,700             260
   Nuveen Investments, Cl A (B)                    2,400              90
   Old Republic International                     34,350             869
   Peoples Bank                                    4,500             136
   Phoenix (B)                                    22,400             267
   Piper Jaffray*                                    732              22
   Plum Creek Timber+ (B)                          7,800             283
   PMI Group                                      32,100           1,251
   PNC Financial Services Group                   80,400           4,379
   Popular                                        74,700           1,882
   Principal Financial Group                      78,000           3,268
   Progressive                                    21,400           2,115
   Prologis+                                      12,100             487
   Protective Life                                 4,000             169
   Providian Financial (B)*                       78,100           1,377
   Prudential Financial                           50,400           3,309
   Public Storage+                                 4,100             259
   Radian Group                                   32,300           1,525
   Raymond James Financial                         2,700              76
   Rayonier+                                       8,000             424
   Regency Centers+ (B)                            1,700              97
   Regions Financial (B)                         104,080           3,526
   Safeco                                         42,300           2,299
   Simon Property Group+                           7,100             515
   SL Green Realty+                                3,300             213
   SLM (B)                                        21,900           1,113
   Sovereign Bancorp                              15,600             349
   St. Joe                                        20,400           1,663
   St. Paul Travelers                             72,207           2,854
   State Street                                   21,700           1,047
   SunTrust Banks                                 97,300           7,029
   SVB Financial Group*                            3,100             149
   Synovus Financial                               1,800              52
   T Rowe Price Group                              5,000             313
   TCF Financial                                   4,400             114
   TD Banknorth (B)                                2,254              67
   Torchmark (B)                                   4,900             256
   Toronto-Dominion Bank                           1,081              48
   UnionBanCal                                    25,100           1,680
   Unitrin*                                        1,100              54

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   UnumProvident (B)                              52,200   $         956
   US Bancorp                                    343,761          10,038
   Vornado Realty Trust+                          10,400             836
   Wachovia                                      385,392          19,115
   Waddell & Reed Financial, Cl A                  7,800             144
   Washington Mutual (B)                         233,068           9,484
   Webster Financial                              17,500             817
   Weingarten Realty Investors+                    1,400              55
   Wells Fargo                                   187,700          11,559
   Whitney Holding                                 2,400              78
   Willis Group Holdings                          32,200           1,054
   XL Capital, Cl A                                4,700             350
   Zions Bancorporation                           14,200           1,044
                                                           -------------
                                                                 464,965
                                                           -------------
HEALTH CARE -- 12.4%

   Abbott Laboratories                           120,500           5,906
   Accredo Health*                                 1,777              81
   Advanced Medical Optics*                        2,444              97
   Aetna                                          31,400           2,601
   Affymetrix (B)*                                 3,200             173
   Alcon                                           3,800             415
   Allergan                                      113,300           9,658
   American Pharmaceutical Partners*              12,500             516
   AmerisourceBergen (B)                          34,038           2,354
   Amgen*                                        309,669          18,723
   Applera--Applied Biosystems Group              78,800           1,550
   Barr Pharmaceuticals*                           3,300             161
   Bausch & Lomb                                   4,000             332
   Baxter International                           22,100             820
   Beckman Coulter                                 1,200              76
   Becton Dickinson                                7,900             414
   Biogen Idec*                                   10,440             360
   Biomet                                         10,050             348
   Boston Scientific*                            118,800           3,208
   Bristol-Myers Squibb                          205,800           5,141
   C.R. Bard                                       3,800             253
   Cardinal Health                                32,930           1,896
   Caremark Rx*                                  201,244           8,959
   Celgene*                                        4,000             163
   Cigna                                          35,400           3,789
   Cooper                                            700              43
   Coventry Health Care (B)*                       1,500             106
   Cytyc*                                          6,000             132
   Dade Behring Holdings*                         13,900             904
   DaVita (B)*                                     4,650             211
   Dentsply International                            900              49
   Eli Lilly                                     192,693          10,735
   Eon Labs*                                       1,777              54
   Express Scripts*                                3,000             150
   Fisher Scientific International (B)*           15,050             977
   Forest Laboratories*                           28,600           1,111
   Genentech (B)*                                373,600          29,993
   Genzyme*                                       54,100           3,251
   Gilead Sciences*                               15,000             660
   Guidant                                        13,700             922
   HCA                                            27,900           1,581
   Health Management Associates,
      Cl A (B)                                    85,600           2,241
   Health Net*                                     3,200             122
   Hospira*                                        4,710             184
   Humana*                                        21,900             870
   ICOS*                                           2,300              49
   ImClone Systems*                                2,400              74
   IMS Health                                      3,944              98
   Inamed*                                         1,300              87
   Invitrogen (B)*                                16,400           1,366

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Johnson & Johnson (B)                         251,787   $      16,366
   King Pharmaceuticals*                          15,300             159
   Kos Pharmaceuticals*                            9,200             603
   Laboratory of America Holdings (B)*             5,300             264
   Lincare Holdings*                               3,500             143
   Manor Care                                      3,700             147
   McKesson                                        6,452             289
   Medco Health Solutions*                        60,924           3,251
   Medicis Pharmaceutical, Cl A (B)                2,000              63
   Medimmune (B)*                                 12,500             334
   Medtronic                                     498,233          25,803
   Merck                                         255,900           7,882
   Mettler Toledo International*                   2,300             107
   Millennium Pharmaceuticals*                     7,900              73
   Millipore*                                      1,400              79
   Mylan Laboratories                             19,800             381
   Omnicare                                        2,544             108
   Patterson (B)*                                  5,000             225
   PerkinElmer                                   126,400           2,389
   Pfizer                                      1,085,666          29,943
   Pharmaceutical
      Product Development*                         4,300             201
   Quest Diagnostics (B)                           4,800             256
   Renal Care Group (B)*                           4,350             200
   Schering-Plough                                52,462           1,000
   Sepracor (B)*                                   1,700             102
   St. Jude Medical*                              30,600           1,334
   Steris*                                         5,400             139
   Stryker                                        82,110           3,905
   Thermo Electron*                                7,000             188
   UnitedHealth Group                            171,892           8,962
   Universal Health Services, Cl B                 1,600              99
   Valeant Pharmaceuticals                        12,000             212
   Varian Medical Systems*                         1,600              60
   Waters*                                         5,800             216
   Watson Pharmaceuticals*                        10,600             313
   WellPoint*                                    157,148          10,944
   Wyeth                                         171,752           7,643
   Zimmer Holdings*                              148,140          11,284
                                                           -------------
                                                                 259,631
                                                           -------------
INDUSTRIALS -- 8.9%

   3M                                            120,630           8,722
   AGCO (B)*                                       1,800              34
   Allied Waste Industries (B)*                   13,709             109
   American Power Conversion                       7,400             175
   American Standard                               7,200             302
   AMN Healthcare Services*                        7,200             108
   Apollo Group, Cl A (B)*                        44,250           3,461
   Avery Dennison                                  2,400             127
   BearingPoint (B)*                              12,900              95
   Boeing                                         42,203           2,785
   Brink's                                         1,300              47
   Burlington Northern Santa Fe                  151,200           7,118
   C.H. Robinson Worldwide                         3,200             186
   Career Education*                               4,727             173
   Caterpillar                                    16,200           1,544
   Cavco Industries*                                 260               7
   Cendant                                       441,290           9,872
   ChoicePoint*                                    2,600             104
   Cintas (B)                                    124,200           4,794
   Continental Airlines, Cl B (B)*                 4,900              65
   Crane                                          20,000             526
   CSX                                            25,200           1,075
   Cummins (B)                                    24,500           1,828
   Danaher                                        10,200             534
   Deere                                          39,100           2,561

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Deluxe (B)                                     27,900   $       1,133
   DeVry*                                          2,042              41
   Dover                                           6,100             222
   Eagle Materials                                   115              11
   Eaton                                          50,400           3,019
   Education Management*                           1,400              47
   Emerson Electric                               15,000             939
   Equifax                                         7,600             271
   Expeditors International
      Washington (B)                             153,400           7,641
   Fastenal                                       65,300           4,000
   FedEx                                          13,400           1,086
   Flowserve (B)*                                 12,000             363
   Fluor (B)                                       1,500              86
   GATX (B)                                       25,500             880
   General Dynamics                                5,600             613
   General Electric                            1,257,109          43,559
   Goodrich                                       27,000           1,106
   H&R Block (B)                                  23,800           1,389
   Harsco                                          2,300             125
   Herman Miller                                   1,900              59
   HNI                                            24,100           1,233
   Honeywell International                        66,200           2,425
   Hubbell, Cl B                                  11,800             520
   Hudson Highland Group*                          1,500              23
   IKON Office Solutions                           5,300              50
   Illinois Tool Works                            48,800           3,888
   Iron Mountain*                                  6,300             195
   ITT Educational Services*                       1,200              64
   ITT Industries                                  4,000             391
   Jacobs Engineering Group*                       1,040              59
   JetBlue Airways (B)*                            6,600             135
   L-3 Communications Holdings                    34,700           2,657
   Lafarge North America                           3,100             194
   Lockheed Martin                                80,800           5,241
   Manpower                                       18,100             720
   Masco                                         106,200           3,373
   Monster Worldwide*                             10,000             287
   Navistar International*                        21,900             701
   Norfolk Southern                               90,400           2,799
   Northrop Grumman                              127,034           7,019
   Paccar                                         21,875           1,487
   Pall                                            9,500             288
   Parker Hannifin                                 7,800             484
   Pentair                                         4,800             205
   PHH*                                            1,915              49
   Pitney Bowes                                    8,900             388
   Raytheon                                       44,000           1,721
   Republic Services                               6,400             230
   Robert Half International                       5,800             145
   Rockwell Automation                             6,000             292
   Rockwell Collins                                7,900             377
   RR Donnelley & Sons                            28,700             990
   Ryder System                                   19,800             725
   ServiceMaster                                  14,400             193
   Shaw Group*                                     3,100              67
   SIRVA*                                         12,900             110
   Skywest                                         8,800             160
   Southwest Airlines                             37,900             528
   SPX (B)                                         2,100              97
   Steelcase, Cl A                                 3,900              54
   Swift Transportation*                           2,900              68
   Teekay Shipping (B)                            32,800           1,440
   Textron                                        26,400           2,002
   Timken                                         36,700             848
   Tyco International                             77,310           2,257
   Union Pacific                                  13,500             875

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   United Parcel Service, Cl B                   174,446   $      12,065
   United Rentals*                                 9,100             184
   United Technologies                            76,144           3,910
   Viad                                              850              24
   Waste Management                               21,200             601
   Weight Watchers International (B)*            150,000           7,741
   WW Grainger                                     4,800             263
   Yellow Roadway*                                13,700             696
   York International                              1,400              53
                                                           -------------
                                                                 186,533
                                                           -------------
INFORMATION TECHNOLOGY -- 15.1%

   3Com*                                          12,800              47
   Activision*                                    59,866             989
   Acxiom                                          2,400              50
   Adobe Systems (B)                              19,800             567
   Advanced Micro Devices (B)*                    12,900             224
   Advent Software*                                2,800              57
   Affiliated Computer Services, Cl A (B)*         4,200             215
   Agilent Technologies*                          14,100             325
   Altera*                                        12,800             254
   American Tower, Cl A (B)*                      48,990           1,030
   Amkor Technology (B)*                          16,800              76
   Amphenol, Cl A                                  2,200              88
   Analog Devices (B)                             22,100             824
   Andrew (B)*                                    18,500             236
   Apple Computer*                                59,000           2,172
   Applied Materials (B)*                         43,416             702
   Arrow Electronics*                             53,900           1,464
   Autodesk                                        8,200             282
   Automatic Data Processing                      64,700           2,715
   Avaya*                                         15,100             126
   Avnet (B)*                                     51,900           1,169
   AVX (B)                                         9,900             120
   BEA Systems*                                   19,700             173
   BMC Software*                                   8,900             160
   Broadcom, Cl A*                                 7,000             249
   Cadence Design Systems (B)*                    14,800             202
   CDW (B)                                         3,590             205
   Ceridian*                                       2,963              58
   Certegy                                         1,400              53
   Checkfree (B)*                                  3,200             109
   Cisco Systems*                              1,038,120          19,838
   Citrix Systems (B)*                            28,500             617
   Cognizant Technology Solutions,
      Cl A*                                        4,456             210
   Computer Associates International (B)          24,600             676
   Computer Sciences (B)*                         24,000           1,049
   Compuware*                                      7,524              54
   Comverse Technology (B)*                       21,100             499
   Convergys*                                     55,100             783
   Corning (B)*                                   36,800             612
   Cree (B)*                                       1,800              46
   CSG Systems International*                      8,100             154
   Cypress Semiconductor*                         12,500             157
   Dell*                                         425,630          16,817
   Diebold                                         5,800             262
   DST Systems*                                    1,700              80
   Dun & Bradstreet*                               1,600              99
   Electronic Arts (B)*                           78,910           4,467
   Electronic Data Systems (B)                    45,200             870
   EMC*                                          570,426           7,820
   Fair Isaac                                     25,750             940
   Fairchild Semiconductor International*          3,400              50
   First Data                                    718,675          28,848
   Fiserv (B)*                                    68,750           2,953
   Flextronics International*                     16,800             222

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Freescale Semiconductor, Cl B (B)*             14,431   $         306
   Global Payments (B)                             2,000             136
   Google, Cl A (B)*                              18,260           5,371
   Harris                                          6,000             187
   Hewlett-Packard                               493,027          11,591
   Ingram Micro, Cl A*                           147,600           2,311
   Integrated Device Technology (B)*               9,200              99
   Intel                                         814,950          21,238
   International Business Machines (B)            82,100           6,092
   International Rectifier (B)*                    1,900              91
   Intersil, Cl A                                  5,500             103
   Intuit*                                       171,900           7,754
   Jabil Circuit*                                  5,300             163
   Juniper Networks (B)*                         175,000           4,406
   Kemet*                                         12,000              76
   Kla-Tencor (B)*                                 6,100             267
   Lam Research*                                   2,600              75
   Lexmark International, Cl A*                    4,000             259
   Linear Technology                             234,550           8,606
   LSI Logic*                                     13,812             117
   Lucent Technologies (B)*                      196,300             571
   Macromedia*                                     7,400             283
   Maxim Integrated Products                      77,000           2,942
   Maxtor*                                         8,700              45
   McAfee (B)*                                    86,200           2,257
   Microchip Technology                            7,300             216
   Micron Technology*                              5,800              59
   Microsoft                                   1,774,278          44,073
   MKS Instruments (B)*                            3,500              59
   Molex (B)                                       1,400              36
   Motorola                                      144,100           2,631
   National Semiconductor (B)                     29,200             643
   NAVTEQ*                                       150,000           5,577
   NCR*                                           42,100           1,479
   Network Appliance (B)*                         10,900             308
   Novell (B)*                                     7,000              43
   Novellus Systems (B)*                          10,600             262
   Nvidia (B)*                                    15,700             419
   Oracle*                                       800,600          10,568
   Paychex                                       593,766          19,321
   Perot Systems, Cl A*                           13,400             190
   PMC - Sierra*                                   6,600              62
   Polycom*                                       11,200             167
   QLogic*                                         4,300             133
   Qualcomm (B)                                  685,284          22,621
   Red Hat (B)*                                    7,600             100
   Research In Motion*                            21,500           1,586
   Reynolds & Reynolds, Cl A                       3,400              92
   Sabre Holdings, Cl A                           49,600             989
   SanDisk (B)*                                  258,500           6,134
   Sanmina-SCI*                                   95,100             520
   Scientific-Atlanta                              5,000             166
   Semtech*                                       11,500             191
   Siebel Systems*                                22,800             203
   Silicon Laboratories*                           1,600              42
   Solectron*                                     86,500             328
   Storage Technology*                            23,000             835
   Sun Microsystems*                             145,000             541
   Sungard Data Systems*                          14,300             503
   Sybase (B)*                                    43,800             804
   Symantec*                                      24,000             522
   Symbol Technologies                             7,600              75
   Synopsys*                                       5,577              93
   Tech Data*                                      8,886             325
   Tektronix                                       3,200              74
   Tellabs*                                       55,300             481
   Teradyne (B)*                                  18,800             225

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Texas Instruments                              58,700   $       1,648
   Titan*                                          3,800              86
   Unisys*                                        12,100              77
   VeriSign*                                      14,900             428
   Veritas Software*                              15,742             384
   WebMD*                                         20,600             212
   Western Digital*                               80,600           1,082
   Xerox (B)*                                    103,300           1,424
   Xilinx                                         22,000             561
   Yahoo!*                                       217,660           7,542
   Zebra Technologies, Cl A (B)*                     900              39
                                                           -------------
                                                                 315,589
                                                           -------------
MATERIALS -- 2.6%

   Agrium                                         74,000           1,451
   Air Products & Chemicals                        9,900             597
   Alcoa (B)                                      70,500           1,842
   Ball                                           21,500             773
   Bowater (B)                                     1,600              52
   Consol Energy                                   2,800             150
   Dow Chemical                                  163,856           7,297
   E.I. Du Pont de Nemours                        66,800           2,873
   Eastman Chemical                               36,500           2,013
   Ecolab (B)                                     11,200             362
   Engelhard                                      40,200           1,148
   Florida Rock Industries                         1,200              88
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                     5,100             191
   Georgia-Pacific                                87,400           2,779
   Hercules*                                       6,500              92
   International Flavors & Fragrances              6,200             225
   International Paper                            44,100           1,332
   Louisiana-Pacific                              95,100           2,338
   Lubrizol                                       48,400           2,033
   Lyondell Chemical                              28,200             745
   Martin Marietta Materials                      14,200             982
   MeadWestvaco                                   36,700           1,029
   Monsanto                                       12,438             782
   Newmont Mining                                 16,200             632
   Nucor                                          89,700           4,092
   OM Group*                                      20,900             516
   Pactiv*                                         8,000             173
   Peabody Energy                                  4,400             229
   Phelps Dodge                                   12,500           1,156
   PPG Industries                                 53,200           3,339
   Praxair                                       173,200           8,071
   Rohm & Haas                                    21,600           1,001
   RPM International                               3,000              55
   Sealed Air (B)*                                10,500             523
   Sigma-Aldrich                                   2,700             151
   Smurfit-Stone Container*                        5,800              59
   Sonoco Products                                18,600             493
   Southern Peru Copper (B)                        5,200             223
   Temple-Inland                                   9,400             349
   United States Steel (B)                        26,200             900
   Vulcan Materials                                4,100             266
   Weyerhaeuser                                   27,314           1,739
                                                           -------------
                                                                  55,141
                                                           -------------
TELECOMMUNICATION SERVICES -- 3.3%

   Alltel (B)                                     46,300           2,884
   AT&T                                          184,800           3,519
   BellSouth                                     305,500           8,117
   CenturyTel (B)                                104,800           3,629
   Citizens Communications                        22,700             305
   Crown Castle International (B)*               117,810           2,394

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Nextel Communications, Cl A*                  273,100   $       8,824
   Nextel Partners, Cl A*                         24,400             614
   Nokia ADR (B)                                 418,800           6,969
   Qwest Communications
      International (B)*                          52,061             193
   SBC Communications                            562,421          13,357
   Sprint (B)                                    130,750           3,281
   Telephone & Data Systems (B)                   24,100             984
   Telephone & Data Systems,
      Special Shares (B)                           5,200             199
   US Cellular*                                   11,000             549
   Verizon Communications                        383,302          13,243
   West*                                           2,600             100
                                                           -------------
                                                                  69,161
                                                           -------------
UTILITIES -- 2.9%

   AES*                                            8,000             131
   Allegheny Energy (B)*                          12,800             323
   Alliant Energy                                  3,200              90
   Ameren                                          5,600             310
   American Electric Power (B)                   108,400           3,997
   Aqua America (B)                                2,000              60
   Centerpoint Energy (B)                         38,600             510
   Cinergy                                         4,800             215
   Consolidated Edison (B)                         9,400             440
   Constellation Energy Group                     54,100           3,121
   Dominion Resources                             11,800             866
   DTE Energy (B)                                 47,740           2,233
   Duke Energy (B)                               124,600           3,704
   Edison International                           94,800           3,844
   Energy East (B)                                53,400           1,548
   Entergy (B)                                    55,200           4,170
   Equitable Resources                               900              61
   Exelon (B)                                     85,900           4,409
   FirstEnergy                                    66,200           3,185
   FPL Group                                      18,600             782
   Great Plains Energy (B)                         7,100             226
   Idacorp                                         2,900              89
   KeySpan                                        42,500           1,730
   Nicor                                           4,700             194
   NiSource                                        6,500             161
   Northeast Utilities                           110,700           2,309
   NSTAR (B)                                      64,200           1,979
   OGE Energy (B)                                  7,500             217
   Oneok (B)                                     107,700           3,516
   Pepco Holdings (B)                             63,000           1,508
   PG&E                                           98,400           3,694
   Pinnacle West Capital                          46,200           2,054
   PPL                                             4,900             291
   Progress Energy (B)                            14,100             638
   Public Service Enterprise Group                 5,100             310
   Puget Energy                                   11,900             278
   Questar                                         4,200             277
   Reliant Energy*                                 5,362              66
   Sempra Energy                                  32,200           1,330
   Southern (B)                                   27,600             957
   TECO Energy (B)                                 9,800             185
   TXU                                            34,800           2,892
   Wisconsin Energy                               20,000             780
   Xcel Energy                                    96,800           1,891
                                                           -------------
                                                                  61,571
                                                           -------------
Total Common Stock
   (Cost $1,751,238) ($ Thousands)                             2,065,575
                                                           -------------

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
WARRANT  -- 0.0%

                                          Number of
                                          Warrants
   Lucent Technologies,
      Expires 12/10/07*                            9,748   $           7
                                                           -------------
Total Warrant
   (Cost $0) ($ Thousands)                                             7
                                                           -------------
CORPORATE OBLIGATIONS (C) (E) -- 5.5%

FINANCIALS -- 5.5%

   ASIF Global Financing XV (F)
     3.528%, 09/02/05                     $          346             346
   Allstate Life Global Funding II
     MTN (F)
     3.210%, 07/15/05                              1,717           1,717
   American General Finance
     5.875%, 07/14/06                                373             380
   American General Finance (F)
     3.220%, 07/15/05                              5,411           5,410
   Bear Stearns EXL
     3.230%, 07/15/05                              6,642           6,642
   CCN Bluegrass (F)
     3.340%, 07/18/05                              2,425           2,425
   CIT Group MTN
     3.620%, 07/29/05                                425             425
     3.260%, 08/12/05                              9,329           9,329
     3.250%, 07/19/05                                933             934
   Caterpillar Financial Services MTN,
     Ser F
     3.250%, 07/11/05                              1,866           1,866
   Countrywide Home Loans MTN,
     Ser A
     3.509%, 09/21/05                              3,060           3,060
   Countrywide Home Loans MTN,
     Ser M
     3.440%, 09/06/05                              4,254           4,254
     3.389%, 08/26/05                              1,119           1,119
     2.810%, 07/29/05                                821             821
   Dekabank
     3.187%, 07/19/05                              6,903           6,902
   Five Finance MTN (F)
     3.230%, 07/22/05                              5,299           5,298
   Harrier Finance Funding MTN (F)
     3.390%, 09/15/05                              1,082           1,082
   Irish Life & Permanent MTN,
     Ser X (F)
     3.270%, 07/21/05                              4,963           4,962
   Jackson National Life Funding (F)
     3.111%, 07/01/05                              8,209           8,209
   K2 MTN (F)
     3.354%, 09/12/05                                224             224
   Lakeside Funding (F)
     3.220%, 07/08/05                              1,866           1,866
   Liberty Lighthouse US Capital
     MTN (F)
     3.150%, 07/11/05                              3,732           3,729
   Morgan Stanley EXL
     3.150%, 07/05/05                              1,306           1,306
   Morgan Stanley EXL, Ser S
     3.130%, 07/05/05                              1,866           1,866
   Nationwide Building Society (F)
     3.478%, 09/28/05                              1,866           1,866
     3.160%, 07/07/05                              3,732           3,732

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

-------------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
   Nordbank (F)
     3.300%, 07/25/05                     $        3,172   $      3,171
   Northern Rock (F)
     3.150%, 07/05/05                              3,843           3,843
   Pacific Life Global Funding (F)
     3.200% 07/13/05                               2,799           2,799
   Premium Asset Trust (F)
     3.430%, 07/29/05                              3,545           3,547
     3.270%, 07/06/05                              2,761           2,763
     2.140%, 07/15/05                              5,224           5,224
   SLM EXL, Ser S
     3.220%, 07/15/05                              4,105           4,105
   SLM MTN, Ser X (F)
     3.260%, 07/20/05                              7,463           7,463
   White Pine Finance MTN, Ser 1 (F)
     3.081%, 07/01/05                              1,642           1,642
                                                           -------------
Total Corporate Obligations
   (Cost $114,327) ($ Thousands)                                 114,327
                                                           -------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 2.5%

AUTOMOTIVE -- 0.4%

   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
     3.327%, 05/15/06                              7,674           7,674
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
     3.240%, 07/15/05                                652             652
                                                           -------------
                                                                   8,326
                                                           -------------
MORTGAGE RELATED SECURITIES -- 2.1%

   Aire Valley Mortgages, Ser 2004-1A,
     Cl 1A
     3.260%, 07/20/05                              2,388           2,388
   Blue Heron Funding, Ser 9A, Cl A1
     3.344%, 07/25/05                              3,731           3,731
   CCN Independence IV
     3.306%, 07/15/05                              2,052           2,052
     3.290%, 07/15/05                              1,306           1,306
   Cheyne High Grade, Ser 2004-1A, Cl A1
     3.250%, 08/10/05                              2,146           2,146
   Commodore, Ser 2003-2A,
     Cl A1MM
     3.490%, 09/12/05                              1,716           1,716
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     3.193%, 07/08/05                              2,799           2,799
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
     3.310%, 07/20/05                              5,299           5,299
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
     3.364%, 07/25/05                              3,732           3,732
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
     3.370%, 08/18/05                              3,647           3,647
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AMM2
     3.364%, 07/25/05                              5,667           5,667
   RMAC, Ser 2004-NS3A, Cl A1
     3.210%, 07/12/05                              1,447           1,447
   Saturn Ventures II
     3.220%, 07/07/05                              4,142           4,142

---------------------------------------------------------------------------
                                          Face Amount
                                          ($Thousands)/    Market Value
Description                               Shares           ($ Thousands)
---------------------------------------------------------------------------
   TIAA Real Estate, Ser 2003 1A,
     Cl A1
     3.350%, 07/28/05                     $        2,409   $       2,409
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
     3.430%, 09/15/05                                933             933
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
     3.430%, 09/15/05                                672             672
                                                           -------------
                                                                  44,086
                                                           -------------
Total Asset-Backed Securities
   (Cost $52,412) ($ Thousands)                                   52,412
                                                           -------------
CASH EQUIVALENTS  -- 1.2%

   First Union Cash
      Management Program                         934,825             935
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A ++          24,432,951          24,433
                                                           -------------
Total Cash Equivalents
   (Cost $25,368) ($ Thousands)                                   25,368
                                                           -------------
COMMERCIAL PAPER (C) (D) -- 1.1%

FINANCIALS -- 1.1%

   Ajax Bambino Funding
     3.127%, 07/06/05                              3,732           3,730
   Beethoven Funding
     3.115%, 07/05/05                              1,866           1,865
   Belmont Funding
     3.480%, 07/01/05                             12,169          12,169
   Brahms Funding
     3.267%, 08/05/05                              1,866           1,860
   Carmel Mountain Funding Trust
     3.190%, 07/13/05                                933             932
   Mica Funding
     3.309%, 07/19/05                              1,866           1,863
                                                           -------------
Total Commercial Paper
   (Cost $22,419) ($ Thousands)                                   22,419
                                                           -------------

MASTER NOTES (C) -- 0.7%

   Bank of America
     3.518%, 07/01/05                              9,328           9,328
   Bear Stearns
     3.613%, 07/01/05                              4,478           4,478
                                                           -------------
Total Master Notes
   (Cost $13,806) ($ Thousands)                                   13,806
                                                           -------------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.4%

   U.S. Trust
     3.341%, 07/14/05                              3,732           3,732
   Washington Mutual Bank
     3.270%, 08/18/05                              4,403           4,403
                                                           -------------
Total Certificates of Deposit
   (Cost $8,135) ($ Thousands)                                     8,135
                                                           -------------

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED LARGE CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------

U.S. TREASURY OBLIGATION (A) -- 0.0%

   U.S. Treasury Bills
     2.872%, 08/25/05                     $          665   $         662
                                                           -------------
Total U.S. Treasury Obligation
   (Cost $662) ($ Thousands)                                         662
                                                           -------------
REPURCHASE AGREEMENTS (C) -- 1.6%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $10,871,046 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $199,053-$5,555,093, 0.000%-4.500%,
   04/12/06-05/15/23; with total market
   value $11,087,426)                             10,870          10,870
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $11,195,567 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $55,189-$4,122,866, 3.625%-6.790%,
   02/15/07-03/05/19; with total market
   value $11,418,418)                             11,195          11,195
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $4,030,401 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $2,172,669-2,424,135, 0.000%-6.000%,
   05/11/11-04/15/15; with total market
   value $4,110,642)                               4,030           4,030
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $7,463,712 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $104,855-$765,183, 0.000%-5.250%,
   07/19/05-05/15/26; with total market
   value $7,612,403)                               7,463           7,463
                                                           -------------
Total Repurchase Agreements
   (Cost $33,558) ($ Thousands)                                   33,558
                                                           -------------

Total Investments -- 111.6%
   (Cost $2,021,925) ($ Thousands)                         $   2,336,269
                                                           =============
Percentages are based on Net Assets of $2,094,103 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $236,928
($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $244,657
($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(F) This security, which was purchased with cash collateral, was sold within he terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
MTN -- Medium-Term Note
Ser -- Series
At June 30, 2005, the tax basis cost of the Fund's investments was $2,021,925, and the unrealized appreciation and depreciation were $411,634 and $(97,290), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:

---------------------------------------------------------------------------
                                                          Unrealized
                                                          Appreciation/
Contract     Number of  Contract Value    Expiration      (Depreciation)
Description  Contracts  ($Thousands)      Date            ($Thousands)
---------------------------------------------------------------------------
S&P 400
Index           18         $  1,239          09/17/05       $    8
S&P 500
Composite
Index           42           12,553          09/17/05          (77)
                                                          ---------
                                                            $  (69)
                                                          =========
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      $ Thousands)
---------------------------------------------------------------------------
COMMON STOCK** -- 99.2%

CONSUMER DISCRETIONARY -- 10.2%

   Abercrombie & Fitch, Cl A                      87,100   $       5,984
   American Eagle Outfitters (B)                 259,700           7,960
   Autoliv                                       339,200          14,857
   Autonation (B)*                               221,700           4,549
   Barnes & Noble*                               114,000           4,423
   BJ's Wholesale Club (B)*                       60,800           1,975
   BorgWarner                                    136,400           7,321
   Centex (B)                                     51,450           3,636
   Clear Channel Communications                  139,100           4,302
   Comcast, Cl A*                                698,600          21,447
   Dana (B)                                      382,100           5,735
   Darden Restaurants                            410,600          13,542
   DR Horton                                     404,866          15,227
   Eastman Kodak (B)                             266,100           7,145
   eBay*                                          55,400           1,829
   Federated Department Stores (B)               244,900          17,946
   Ford Motor                                  1,193,700          12,224
   Fortune Brands (B)                             47,800           4,245
   Gannett                                        65,700           4,673
   General Motors (B)                            206,400           7,018
   Goodyear Tire & Rubber (B)*                   280,400           4,178
   Hasbro (B)                                    221,100           4,597
   Home Depot                                    115,650           4,499
   Interpublic Group (B)*                        103,400           1,259
   JC Penney                                      79,700           4,191
   Johnson Controls                               85,700           4,827
   KB Home (B)                                   143,700          10,954
   Lennar, Cl A (B)                               51,400           3,261
   Liberty Media, Cl A*                          418,000           4,259
   Limited Brands                                357,200           7,651
   Lowe's                                         42,100           2,451
   Magna International, Cl A                       9,700             682
   Mattel (B)                                    306,700           5,613
   Maytag (B)                                    138,500           2,169
   McDonald's                                  1,010,400          28,039
   McGraw-Hill                                   133,200           5,894
   McLeodUSA, Cl A (B) (F)*                      251,800              --
   Nordstrom                                      16,550           1,125
   NVR (B)*                                        4,200           3,402
   OfficeMax                                      22,502             670
   Pulte Homes                                    51,100           4,305
   Sherwin-Williams                              275,800          12,987
   Standard-Pacific                               60,400           5,312
   Stanley Works                                 235,700          10,734
   Starbucks*                                     55,750           2,880
   Target                                         39,900           2,171
   Time Warner*                                2,260,500          37,773
   Toll Brothers (B)*                             51,100           5,189
   Univision Communications, Cl A (B)*           104,000           2,865
   VF                                            177,800          10,174
   Viacom, Cl B                                1,012,300          32,414
   Walt Disney (B)                               943,000          23,745
   Wendy's International                          75,300           3,588
   Whirlpool (B)                                 149,400          10,474
                                                           -------------
                                                                 430,370
                                                           -------------
CONSUMER STAPLES -- 5.9%

   Albertson's (B)                               323,500           6,690
   Altria Group                                  951,100          61,498
   Anheuser-Busch                                194,200           8,885
   Archer-Daniels-Midland                        782,711          16,734
   Avon Products                                 110,200           4,171
   Coca-Cola                                      71,200           2,972

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Colgate-Palmolive                              68,000   $       3,394
   ConAgra Foods                                  43,000             996
   Dean Foods*                                   108,500           3,823
   Energizer Holdings (B)*                        70,400           4,377
   General Mills (B)                             295,000          13,803
   Kimberly-Clark                                262,483          16,429
   Kroger (B)*                                   694,900          13,224
   Molson Coors Brewing, Cl B (B)                 52,500           3,255
   Pepsi Bottling Group                          327,800           9,378
   PepsiAmericas                                 170,100           4,365
   PepsiCo                                        83,600           4,508
   Procter & Gamble (B)                          172,800           9,115
   Reynolds American (B)                         156,600          12,340
   Safeway (B)*                                  395,527           8,935
   Sara Lee                                      505,383          10,012
   Supervalu                                     364,700          11,893
   TreeHouse Foods*                               21,700             619
   Tyson Foods, Cl A                             250,100           4,452
   UST (B)                                        27,200           1,242
   Wal-Mart Stores                               213,300          10,281
   WM Wrigley Jr. (B)                             33,100           2,279
                                                           -------------
                                                                 249,670
                                                           -------------
ENERGY -- 15.0%

   Amerada Hess (B)                              150,200          15,998
   Anadarko Petroleum                            149,000          12,240
   Burlington Resources                          353,800          19,544
   Canadian Natural Resources                    154,600           5,624
   ChevronTexaco                               1,813,685         101,421
   ConocoPhillips                              1,527,500          87,816
   Cooper Cameron*                                46,600           2,891
   Devon Energy                                  237,100          12,016
   Diamond Offshore Drilling (B)                  54,600           2,917
   El Paso (B)                                   515,500           5,939
   Exxon Mobil                                 4,686,700         269,345
   Kerr-McGee                                     11,613             886
   Marathon Oil                                  412,400          22,010
   Nabors Industries*                             22,000           1,334
   Noble Energy                                   25,600           1,937
   NRG Energy*                                   108,600           4,083
   Occidental Petroleum                          202,200          15,555
   PetroKazakhstan, Cl A                         112,400           4,112
   Sunoco                                         77,700           8,833
   Talisman Energy                               140,400           5,275
   Unit (B)*                                      47,100           2,073
   Unocal                                        226,500          14,734
   Valero Energy (B)                             185,800          14,699
   Western Gas Resources                          96,000           3,350
                                                           -------------
                                                                 634,632
                                                           -------------
FINANCIALS -- 33.4%

   A.G. Edwards                                  206,100           9,305
   ACE                                            51,800           2,323
   Aflac                                          64,600           2,796
   Allstate                                      517,300          30,909
   American Express                               84,500           4,498
   American International Group*                 493,100          28,649
   AmSouth Bancorp (B)                           302,000           7,852
   AON (B)                                        45,800           1,147
   Astoria Financial                             269,250           7,666
   Axis Capital Holdings                         162,000           4,585
   Bank of America                             3,059,404         139,539
   Bank of Hawaii                                 25,300           1,284
   Bank of New York                              124,500           3,583
   BB&T                                          110,900           4,433
   Bear Stearns (B)                              172,300          17,909

--------------------------------------------------------------------------------


             SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Brookfield Properties                         242,800   $       6,993
   CB Richard Ellis Group, Cl A*                 124,100           5,443
   CBL & Associates Properties+                   70,400           3,032
   Chubb (B)                                     166,200          14,228
   Cincinnati Financial                           89,970           3,559
   CIT Group                                     119,800           5,148
   Citigroup                                   3,527,100         163,058
   Colonial BancGroup                            250,600           5,528
   Comerica                                      403,900          23,345
   Commerce Bancorp (B)                          130,000           3,940
   Countrywide Financial                         752,100          29,039
   Crescent Real Estate Equities+                108,800           2,040
   Downey Financial                               65,000           4,758
   Endurance Specialty Holdings                  128,800           4,871
   Equity Office Properties Trust+               171,600           5,680
   Equity Residential+                           245,000           9,021
   Fannie Mae                                     36,700           2,143
   Fidelity National Financial                   178,790           6,381
   First American                                265,705          10,665
   First Horizon National (B)                    179,000           7,554
   Franklin Resources                             60,000           4,619
   Freddie Mac                                    86,600           5,649
   Friedman Billings Ramsey Group,
      Cl A+                                      430,500           6,156
   General Growth Properties+                     40,000           1,644
   Genworth Financial, Cl A                       80,000           2,418
   Goldman Sachs Group                           225,000          22,955
   Hartford Financial Services Group (B)         212,600          15,898
   Huntington Bancshares (B)                     224,000           5,407
   IndyMac Bancorp                               160,500           6,537
   IPC Holdings                                    9,300             369
   Jefferson-Pilot                               331,100          16,694
   JPMorgan Chase                              2,149,628          75,925
   Keycorp (B)                                   797,200          26,427
   Legg Mason (B)                                 37,050           3,857
   Lehman Brothers Holdings (B)                  394,000          39,116
   Leucadia National                              61,000           2,356
   Lincoln National (B)                          357,700          16,783
   Loews                                         145,400          11,269
   Marshall & Ilsley                             104,300           4,636
   MBIA (B)                                      390,600          23,167
   MBNA                                          911,800          23,853
   Merrill Lynch                                 669,300          36,818
   Metlife (B)                                   645,600          29,013
   MGIC Investment                                87,900           5,733
   Mills+ (B)                                     34,100           2,073
   Morgan Stanley                                517,000          27,127
   National City (B)                             873,896          29,817
   Nationwide Financial Services, Cl A           115,500           4,382
   North Fork Bancorporation                     296,580           8,331
   Old Republic International                    130,350           3,297
   PMI Group                                     158,400           6,174
   PNC Financial Services Group                  334,000          18,190
   Popular                                       319,249           8,042
   Principal Financial Group (B)                 293,200          12,285
   Progressive                                    66,700           6,591
   Providian Financial (B)*                      299,000           5,271
   Prudential Financial                          119,700           7,860
   Radian Group                                  153,700           7,258
   Rayonier+ (B)                                  38,300           2,031
   Regions Financial (B)                         383,114          12,980
   Safeco (B)                                    221,900          12,058
   SL Green Realty+                               15,800           1,019
   Sovereign Bancorp                              54,300           1,213
   St. Joe                                        73,000           5,952
   St. Paul Travelers                            443,200          17,520
   SunTrust Banks                                389,800          28,159

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   UnionBanCal                                   122,500   $       8,198
   UnumProvident (B)                             214,100           3,922
   US Bancorp                                  1,275,400          37,242
   Vornado Realty Trust+                          35,400           2,846
   Wachovia                                    1,416,912          70,279
   Washington Mutual                             881,800          35,880
   Webster Financial                              87,500           4,085
   Wells Fargo                                   755,900          46,548
   XL Capital, Cl A                               28,700           2,136
   Zions Bancorporation (B)                       73,800           5,427
                                                           -------------
                                                               1,414,396
                                                           -------------
HEALTH CARE -- 6.5%

   Aetna                                          76,200           6,311
   Alcon (B)                                      16,700           1,826
   American Pharmaceutical Partners*              51,100           2,108
   AmerisourceBergen (B)                         144,000           9,958
   Applera--Applied Biosystems Group             334,300           6,576
   Bausch & Lomb                                  11,900             988
   Bristol-Myers Squibb                          380,700           9,510
   Cardinal Health                                81,100           4,670
   Caremark Rx*                                  135,500           6,032
   Cephalon (B)*                                  26,500           1,055
   Cigna                                         106,100          11,356
   Dade Behring Holdings*                         70,000           4,551
   Forest Laboratories*                           71,500           2,778
   HCA                                           114,000           6,460
   Health Management Associates,
      Cl A (B)                                   235,500           6,165
   Humana*                                        93,800           3,728
   Invitrogen (B)*                                65,800           5,480
   Kos Pharmaceuticals*                           44,100           2,888
   Merck                                       1,037,400          31,952
   PerkinElmer                                   443,561           8,383
   Pfizer                                      3,962,800         109,294
   St. Jude Medical*                              41,900           1,827
   UnitedHealth Group                             74,900           3,905
   Universal Health Services, Cl B                73,500           4,570
   WellPoint*                                    145,200          10,112
   Wyeth                                         286,400          12,745
   Zimmer Holdings*                               29,300           2,232
                                                           -------------
                                                                 277,460
                                                           -------------
INDUSTRIALS -- 9.4%

   3M                                             57,300           4,143
   Boeing                                         77,200           5,095
   Brascan, Cl A                                  81,200           3,099
   Burlington Northern Santa Fe                  662,400          31,186
   Caterpillar                                    63,800           6,081
   Cendant                                       782,600          17,507
   Crane                                          30,000             789
   CSX (B)                                       144,900           6,181
   Cummins (B)                                   115,600           8,625
   Deere                                          79,000           5,174
   Deluxe (B)                                    109,600           4,450
   Eaton                                         155,600           9,320
   Emerson Electric                               24,400           1,528
   GATX (B)                                       96,900           3,343
   General Electric                            3,437,700         119,116
   Goodrich                                       92,700           3,797
   H&R Block                                      81,600           4,761
   Harsco (B)                                    105,300           5,744
   HNI                                            39,100           2,000
   Honeywell International                       120,500           4,414
   Hubbell, Cl B                                  60,900           2,686
   L-3 Communications Holdings                   165,700          12,689

--------------------------------------------------------------------------------


             SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Lafarge North America                          32,000   $       1,998
   Lockheed Martin                               297,300          19,286
   Manpower                                       75,500           3,003
   Masco (B)                                     474,800          15,080
   Navistar International*                        97,400           3,117
   Norfolk Southern                              288,800           8,941
   Northrop Grumman                              582,900          32,205
   Paccar                                         59,300           4,032
   Parker Hannifin                                18,500           1,147
   Raytheon                                      256,500          10,034
   Republic Services                             120,900           4,354
   RR Donnelley & Sons                           120,700           4,165
   Ryder System                                   91,800           3,360
   Swift Transportation*                          94,000           2,189
   Textron                                       149,000          11,302
   United Technologies                           185,000           9,500
   Yellow Roadway (B)*                            64,600           3,282
                                                           -------------
                                                                 398,723
                                                           -------------
INFORMATION TECHNOLOGY -- 4.7%

   Activision (B)*                               291,533           4,816
   Apple Computer*                               159,200           5,860
   Arrow Electronics*                             92,100           2,501
   Avnet (B)*                                    231,400           5,213
   Cisco Systems*                                178,800           3,417
   Computer Sciences (B)*                        104,300           4,558
   Convergys (B)*                                269,800           3,837
   Corning (B)*                                  107,200           1,782
   Dell*                                          64,400           2,545
   Dun & Bradstreet*                              74,500           4,593
   Electronic Arts (B)*                           39,400           2,230
   Electronic Data Systems (B)                   154,000           2,965
   EMC*                                          479,700           6,577
   Fair Isaac                                    107,000           3,906
   Flextronics International (B)*                131,800           1,741
   Freescale Semiconductor, Cl B (B)*             22,833             484
   Hewlett-Packard                             1,996,400          46,935
   Ingram Micro, Cl A*                           673,200          10,542
   Intel                                         250,800           6,536
   International Business Machines               148,400          11,011
   Lucent Technologies (B)*                      642,400           1,869
   McAfee (B)*                                   368,800           9,655
   Microsoft                                     447,100          11,106
   Motorola                                      236,700           4,322
   NCR*                                          200,900           7,056
   Oracle*                                       505,400           6,671
   Qualcomm                                       39,800           1,314
   Sabre Holdings, Cl A                          207,300           4,136
   Sanmina-SCI*                                  249,400           1,364
   Solectron*                                    186,800             708
   Storage Technology*                            72,300           2,624
   Sybase (B)*                                   208,000           3,817
   Tech Data*                                     63,701           2,332
   Western Digital*                              324,900           4,360
   Xerox (B)*                                    364,600           5,028
   Yahoo!*                                        80,300           2,782
                                                           -------------
                                                                 201,193
                                                           -------------
MATERIALS -- 4.1%

   Agrium                                        277,300           5,438
   Ball                                          101,400           3,646
   Dow Chemical                                  632,500          28,165
   E.I. Du Pont de Nemours                       203,500           8,753
   Eastman Chemical                              219,500          12,105
   Engelhard (B)                                 125,400           3,580
   Georgia-Pacific                               345,400          10,984

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   International Paper                           187,200   $       5,655
   Louisiana-Pacific                             478,100          11,752
   Lubrizol                                      225,600           9,478
   Lyondell Chemical (B)                         143,800           3,799
   Martin Marietta Materials                      63,800           4,410
   MeadWestvaco                                  155,000           4,346
   Nucor                                         483,800          22,071
   Phelps Dodge                                   55,300           5,115
   PPG Industries                                207,100          12,998
   Rohm & Haas (B)                               103,000           4,773
   Sonoco Products                                52,200           1,383
   Southern Peru Copper (B)                       25,800           1,105
   Temple-Inland                                  64,400           2,393
   United States Steel (B)                       106,100           3,647
   Weyerhaeuser (B)                              110,200           7,014
                                                           -------------
                                                                 172,610
                                                           -------------
TELECOMMUNICATION SERVICES -- 4.7%

   Alltel (B)                                    189,000          11,771
   AT&T                                          685,600          13,054
   BellSouth (B)                               1,236,900          32,864
   CenturyTel (B)                                465,600          16,124
   Nextel Partners, Cl A*                        116,400           2,930
   SBC Communications                          2,196,300          52,162
   Sprint (B)                                    311,850           7,824
   Telephone & Data Systems (B)                   90,200           3,681
   Verizon Communications (B)                  1,641,200          56,704
                                                           -------------
                                                                 197,114
                                                           -------------
UTILITIES -- 5.3%

   American Electric Power                       386,900          14,265
   Centerpoint Energy (B)                        150,000           1,981
   Constellation Energy Group                    221,900          12,801
   DTE Energy (B)                                 70,800           3,311
   Duke Energy (B)                               424,000          12,606
   Edison International                          488,507          19,809
   Energy East (B)                               286,600           8,306
   Entergy                                       260,900          19,711
   Exelon (B)                                    238,300          12,232
   FirstEnergy                                   313,300          15,073
   FPL Group                                      50,000           2,103
   KeySpan (B)                                   193,100           7,859
   Northeast Utilities (B)                       724,476          15,113
   NSTAR                                         155,400           4,791
   Oneok (B)                                     506,300          16,531
   Pepco Holdings                                239,500           5,734
   PG&E                                          365,700          13,728
   Pinnacle West Capital                         109,000           4,845
   PPL                                            31,700           1,882
   Progress Energy (B)                            48,300           2,185
   SCANA                                         134,100           5,727
   Sempra Energy                                  84,800           3,503
   TXU (B)                                        86,600           7,196
   Xcel Energy (B)                               585,800          11,435
                                                           -------------
                                                                 222,727
                                                           -------------
Total Common Stock
   (Cost $3,549,517) ($ Thousands)                             4,198,895
                                                           -------------

--------------------------------------------------------------------------------


             SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                          Face Amount       Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
WARRANT  -- 0.0%

                                          Number of
                                          Warrants
HEALTH SERVICES -- 0.0%

Lucent Technologies,
   Expires 12/10/07*                               3,875   $           3
                                                           -------------
Total Warrant
   (Cost $0) ($ Thousands)                                             3
                                                           -------------
CORPORATE OBLIGATIONS (C) (E)  -- 5.2%

FINANCIALS -- 5.2%

   ASIF Global Financing XV (G)
     3.528%, 09/02/05                     $          668            668
   Allstate Life Global Funding II
     MTN (G)
     3.210%, 07/15/05                              3,312           3,312
   American General Finance
     5.875%, 07/14/06                                720             734
   American General Finance (G)
     3.220%, 07/15/05                             10,440          10,438
   Bear Stearns EXL
     3.230%, 07/15/05                             12,816          12,816
   CCN Bluegrass (G)
     3.340%, 07/18/05                              4,680           4,680
   CIT Group MTN
     3.620%, 07/29/05                                820             821
     3.260%, 08/12/05                             17,999          17,999
     3.250%, 07/19/05                              1,800           1,801
   Caterpillar Financial Services MTN,
     Ser F
     3.250%, 07/11/05                              3,600           3,600
   Countrywide Home Loans MTN,
     Ser A
     3.509%, 09/21/05                              5,904           5,904
   Countrywide Home Loans MTN,
     Ser M
     3.440%, 09/06/05                              8,208           8,208
     3.389%, 08/26/05                              2,160           2,160
     2.810%, 07/29/05                              1,584           1,584
   Dekabank
     3.187%, 07/19/05                             13,320          13,317
   Five Finance MTN (G)
     3.230%, 07/22/05                             10,224          10,222
   Harrier Finance Funding MTN (G)
     3.390%, 09/15/05                              2,088           2,088
   Irish Life & Permanent MTN,
     Ser X (G)
     3.270%, 07/21/05                              9,576           9,574
   Jackson National Life Funding (G)
     3.111%, 07/01/05                             15,840          15,840
   K2 MTN (G)
     3.354%, 09/12/05                                432             432
   Lakeside Funding (G)
     3.220%, 07/08/05                              3,600           3,600
   Liberty Lighthouse US Capital
     MTN (G)
     3.150%, 07/11/05                              7,200           7,196
   Morgan Stanley EXL
     3.150%, 07/05/05                              2,520           2,520
   Morgan Stanley EXL, Ser S
     3.130%, 07/05/05                              3,600           3,600
   Nationwide Building Society (G)
     3.478%, 09/28/05                              3,600           3,600
     3.160%, 07/07/05                              7,200           7,200

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
   Nordbank (G)
     3.300%, 07/25/05                     $        6,120   $       6,119
   Northern Rock (G)
     3.150%, 07/05/05                              7,416           7,416
   Pacific Life Global Funding (G)
     3.200%, 07/13/05                              5,400           5,400
   Premium Asset Trust (G)
     3.430%, 07/29/05                              6,840           6,844
     3.270%, 07/06/05                              5,328           5,331
     2.140%, 07/15/05                             10,080          10,080
   SLM EXL, Ser S
     3.220%, 07/15/05                              7,920           7,920
   SLM MTN, Ser X (G)
     3.260%, 07/20/05                             14,400          14,400
   White Pine Finance MTN, Ser 1 (G)
     3.081%, 07/01/05                              3,168           3,167
                                                           -------------
Total Corporate Obligations
   (Cost $220,591) ($ Thousands)                                 220,591
                                                           -------------
ASSET-BACKED SECURITIES (C) (E) (G) -- 2.4%

AUTOMOTIVE -- 0.4%

   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
     3.327%, 05/15/06                             14,807          14,807
   Drivetime Auto Owner Trust,
      Ser 2005-A, Cl A1
     3.240%, 07/15/05                              1,257           1,257
                                                           -------------
                                                                  16,064
                                                           -------------
MORTGAGE RELATED SECURITIES -- 2.0%

   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
     3.260%, 07/20/05                              4,608           4,608
   Blue Heron Funding, Ser 9A, Cl A1
     3.344%, 07/25/05                              7,200           7,200
   CCN Independence IV
     3.306%, 07/15/05                              3,960           3,960
     3.290%, 07/15/05                              2,520           2,520
   Cheyne High Grade, Ser 2004-1A, Cl A1
     3.250%, 08/10/05                              4,140           4,140
   Commodore, Ser 2003-2A,
      Cl A1MM
     3.490%, 09/12/05                              3,312           3,312
   Duke Funding, Ser 2004-6B,
      Cl A1S1
     3.193%, 07/08/05                              5,400           5,400
   Harwood Street Funding I,
      Ser 2004-1A, Cl NOTE
     3.310%, 07/20/05                             10,223          10,223
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE
     3.364%, 07/25/05                              7,200           7,200
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM
     3.370%, 08/18/05                              7,037           7,037
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AMM2
     3.364%, 07/25/05                             10,935          10,935
   RMAC, Ser 2004-NS3A, Cl A1
     3.210%, 07/12/05                              2,792           2,792
   Saturn Ventures II
     3.220%, 07/07/05                              7,991           7,991

--------------------------------------------------------------------------------


             SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                          Face Amount
                                          ($ Thousands)    Market Value
Description                               /Shares          ($ Thousands)
---------------------------------------------------------------------------
   TIAA Real Estate, Ser 2003 1A,
     Cl A1
     3.350%, 07/28/05                     $        4,649   $       4,649
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
     3.430%, 09/15/05                              1,800           1,800
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
     3.430%, 09/15/05                              1,296           1,296
                                                           -------------
                                                                  85,063
                                                           -------------
Total Asset-Backed Securities
   (Cost $101,127) ($ Thousands)                                 101,127
                                                           -------------
COMMERCIAL PAPER (C) (D) -- 1.0%

FINANCIALS -- 1.0%

   Ajax Bambino Funding
     3.127%, 07/06/05                              7,200           7,197
   Beethoven Funding
     3.115%, 07/05/05                              3,600           3,599
   Belmont Funding
     3.480%, 07/01/05                             23,480          23,480
   Brahms Funding
     3.267%, 08/05/05                              3,600           3,588
   Carmel Mountain Funding Trust
     3.190%, 07/13/05                              1,800           1,798
   Mica Funding
     3.309%, 07/19/05                              3,600           3,594
                                                           -------------
Total Commercial Paper
   (Cost $43,256) ($ Thousands)                                   43,256
                                                           -------------
MASTER NOTES (C) -- 0.6%

   Bank of America
     3.518%, 07/01/05                             17,999          17,999
   Bear Stearns
     3.613%, 07/01/05                              8,640           8,640
                                                           -------------
Total Master Notes
   (Cost $26,639) ($ Thousands)                                  26,639
                                                           -------------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.4%

   U.S. Trust
     3.341%, 07/14/05                              7,200           7,200
   Washington Mutual Bank
     3.270%, 08/18/05                              8,496           8,496
                                                           -------------
Total Certificates of Deposit
   (Cost $15,696) ($ Thousands)                                   15,696
                                                           -------------
CASH EQUIVALENT  -- 1.5%

   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A ++          61,816,220          61,816
                                                           -------------
Total Cash Equivalent
   (Cost $61,816) ($ Thousands)                                   61,816
                                                           -------------
U.S. TREASURY OBLIGATION (A) -- 0.0%

   U.S. Treasury Bills
     2.925%, 08/25/05                              1,625           1,618
                                                           -------------
Total U.S. Treasury Obligation
   (Cost $1,618) ($ Thousands)                                     1,618
                                                           -------------

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 1.5%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $20,975,338 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $384,066-$10,718,375, 0.000%-4.500%,
   04/12/06-05/15/23; with total market
   value $21,392,837)                     $       20,973   $      20,973
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $21,601,491 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $106,485-$7,954,939, 3.625%-6.790%,
   02/15/07-03/05/19; with total market
   value $22,031,475)                             21,599          21,599
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $7,776,531 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $4,192,096-$4,677,292, 0.000%-6.000%,
   05/15/11-04/15/15; with total market
   value $7,931,353)                               7,776           7,776
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $14,400,996 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $202,315-$1,476,395, 0.000%-5.250%,
   07/19/05-05/15/26; with total market
   value $14,687,889)                             14,400          14,400
                                                           -------------
Total Repurchase Agreements
   (Cost $64,748) ($ Thousands)                                   64,748
                                                           -------------
Total Investments -- 111.8%
   (Cost $4,085,008) ($ Thousands)                         $   4,734,389
                                                           =============
Percentages are based on Net Assets of $4,232,868 ($ Thousands).
* Non-income producing security.
** Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $458,317 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $472,057 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.

--------------------------------------------------------------------------------


             SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP VALUE FUND
June 30, 2005

(F) Securities considered illiquid. The total value of such securities as of June 30, 2005 was $0 and represented 0.00% of Net Assets.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series

At June 30, 2005, the tax basis cost of the Fund's investments was $4,085,008, and the unrealized appreciation and depreciation were $773,760 and $(124,379), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:

--------------------------------------------------------------------------
                                                             Unrealized
Contract         Number of    Contract Value    Expiration  Depreciation
Description      Contracts    ($Thousands)      Date        ($Thousands)
--------------------------------------------------------------------------
S&P 500
Composite
Index               99           $29,589        09/17/05       $(528)
                                                               ======

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are zero or have been rounded to zero.

--------------------------------------------------------------------------------


             SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
COMMON STOCK**  -- 98.4%

CONSUMER DISCRETIONARY -- 18.1%

   7-Eleven*                                       7,400  $          224
   Applebees International                         4,700             124
   Bed Bath & Beyond*                            482,600          20,163
   Big Lots*                                       4,100              54
   Black & Decker                                    700              63
   Brinker International*                         28,300           1,133
   Brunswick                                      27,300           1,183
   Carnival (B)                                  507,000          27,657
   Choice Hotels International                     4,300             283
   Citadel Broadcasting*                           4,400              50
   Clear Channel Communications                  353,340          10,929
   Coach*                                        120,500           4,045
   Comcast, Special Cl A (B)*                    243,660           7,298
   Darden Restaurants                             49,300           1,626
   Dollar Tree Stores*                             8,500             204
   eBay*                                       2,679,400          88,447
   EchoStar Communications, Cl A*                141,840           4,276
   Education Management*                           7,400             250
   Entercom Communications*                        3,500             117
   Fortune Brands                                  8,500             755
   Gap                                           188,800           3,729
   Harman International Industries                41,600           3,385
   Harrah's Entertainment (B)                    225,290          16,237
   Hilton Hotels                                   3,900              93
   Home Depot                                    790,600          30,754
   IAC/InterActive*                              100,500           2,417
   International Game Technology (B)           1,200,000          33,780
   ITT Educational Services*                       9,200             491
   Johnson Controls                               29,000           1,634
   Kohl's (B)*                                   786,500          43,973
   Lamar Advertising, Cl A (B)*                  164,180           7,022
   Laureate Education*                             8,600             412
   Leggett & Platt                                23,500             625
   Lennar, Cl A                                    1,000              63
   Liberty Media, Cl A*                          218,400           2,225
   Lowe's (B)                                    760,120          44,254
   Marriott International, Cl A                  226,460          15,449
   McDonald's                                    796,400          22,100
   McGraw-Hill                                   547,400          24,222
   MGM Mirage (B)*                               900,000          35,622
   Nike, Cl B (B)                                180,800          15,657
   Nordstrom                                       4,400             299
   Omnicom Group                                 257,100          20,532
   Petsmart                                       54,300           1,648
   RadioShack                                     17,900             415
   Rent-A-Center*                                 24,300             566
   Sherwin-Williams                               11,500             542
   Standard-Pacific                                5,600             493
   Staples                                     2,042,600          43,548
   Starbucks*                                     47,000           2,428
   Starwood Hotels & Resorts Worldwide           127,520           7,469
   Station Casinos                                19,800           1,315
   Target                                        678,390          36,911
   Timberland, Cl A*                              19,200             743
   Time Warner*                                1,041,930          17,411
   Univision Communications, Cl A (B)*           610,560          16,821
   Urban Outfitters*                              14,000             794
   Valassis Communications (B)*                  193,310           7,162
   Viacom, Cl B                                  727,490          23,294
   Walt Disney (B)                               400,692          10,089
   XM Satellite Radio Holdings, Cl A (B)*      1,207,500          40,644
   Yum! Brands                                    13,400             698
                                                          --------------
                                                                 706,847
                                                          --------------

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
CONSUMER STAPLES -- 9.8%

   Alberto-Culver                                 11,200  $          485
   Anheuser-Busch                                110,300           5,046
   Avon Products                                 329,160          12,459
   Campbell Soup                                  43,900           1,351
   Clorox                                         30,000           1,672
   Coca-Cola                                     186,700           7,795
   Colgate-Palmolive                             329,619          16,451
   Energizer Holdings*                             9,400             584
   Estee Lauder, Cl A (B)                        366,400          14,337
   Gillette                                    1,374,835          69,608
   HJ Heinz                                       13,200             467
   Kellogg                                         4,100             182
   Kimberly-Clark                                  9,000             563
   Pepsi Bottling Group                           39,800           1,139
   PepsiCo                                     1,078,301          58,153
   Procter & Gamble (B)                          787,644          41,548
   Sysco                                          50,000           1,809
   Wal-Mart Stores                             1,812,150          87,346
   Walgreen                                      957,200          44,022
   Whole Foods Market                             30,800           3,644
   WM Wrigley Jr. (B)                            210,340          14,480
                                                          --------------
                                                                 383,141
                                                          --------------
ENERGY -- 3.5%

   BJ Services                                    70,500           3,700
   Burlington Resources                           27,500           1,519
   ConocoPhillips                                598,200          34,390
   Diamond Offshore Drilling                      57,900           3,094
   ENSCO International                             5,500             197
   Exxon Mobil                                   130,400           7,494
   Grant Prideco*                                 22,600             598
   Halliburton (B)                               592,100          28,314
   Newfield Exploration*                          23,900             953
   Rowan*                                         74,900           2,225
   Schlumberger (B)                              681,021          51,717
   Tidewater                                      39,400           1,502
                                                          --------------
                                                                 135,703
                                                          --------------
FINANCIALS -- 10.3%

   American Express                              414,500          22,064
   American International Group*                 586,200          34,058
   BlackRock, Cl A                                 1,200              96
   Capital One Financial                          56,900           4,553
   Charles Schwab (B)                          3,891,100          43,892
   Chicago Mercantile Exchange
     Holdings(B)                                 150,000          44,325
   Fannie Mae                                    297,350          17,365
   Federated Investors, Cl B                       3,400             102
   Fifth Third Bancorp                           106,800           4,401
   Franklin Resources                            297,100          22,871
   Freddie Mac                                   548,460          35,776
   Friedman Billings Ramsey Group,
     Cl A+                                         8,400             120
   Genworth Financial, Cl A                       47,500           1,436
   Golden West Financial (B)                      86,140           5,546
   Goldman Sachs Group                           572,900          58,447
   Legg Mason                                    212,800          22,155
   MBNA                                          706,040          18,470
   Mellon Financial                               10,200             293
   Moody's (B)                                   999,040          44,917
   Morgan Stanley                                 68,600           3,599
   NewAlliance Bancshares                         15,300             215
   Northern Trust                                 34,100           1,555
   Nuveen Investments, Cl A                       11,800             444

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Progressive                                    16,500  $        1,630
   Radian Group                                   24,700           1,166
   St. Joe                                         5,900             481
   State Street                                  104,100           5,023
   Transatlantic Holdings                          1,000              56
   US Bancorp                                    117,300           3,425
   Willis Group Holdings                         137,170           4,488
   WR Berkley                                      9,000             321
                                                          --------------
                                                                 403,290
                                                          --------------
HEALTH CARE -- 18.8%

   Abbott Laboratories                           339,800          16,654
   Allergan                                      571,600          48,723
   AmerisourceBergen                              29,500           2,040
   Amgen*                                      1,186,864          71,758
   Andrx*                                         36,500             741
   Barr Pharmaceuticals*                          10,700             521
   Bausch & Lomb                                  24,000           1,992
   Baxter International                           99,300           3,684
   Becton Dickinson                               52,500           2,755
   Biogen Idec*                                   13,000             448
   Boston Scientific*                            483,200          13,046
   C.R. Bard                                      23,400           1,556
   Caremark Rx*                                  783,510          34,882
   Celgene*                                       24,400             995
   Dade Behring Holdings*                         17,700           1,151
   Edwards Lifesciences*                          21,000             903
   Eli Lilly                                     726,140          40,453
   Endo Pharmaceuticals Holdings*                 12,600             331
   Express Scripts*                               71,000           3,549
   Fisher Scientific International (B)*           56,770           3,684
   Genentech (B)*                              1,548,000         124,273
   Genzyme*                                      164,400           9,879
   HCA                                            52,600           2,981
   Health Management Associates, Cl A             12,100             317
   Hillenbrand Industries                          5,400             273
   ICOS*                                          13,700             290
   Idexx Laboratories*                             5,000             312
   IMS Health                                     32,500             805
   Invitrogen*                                     4,200             350
   Johnson & Johnson                             791,192          51,427
   Laboratory of America Holdings*                26,200           1,307
   Medco Health Solutions*                       200,970          10,724
   Medicis Pharmaceutical, Cl A                   37,500           1,190
   Medimmune*                                     16,100             430
   Medtronic                                   1,850,544          95,840
   Merck                                         186,800           5,753
   Mettler Toledo International*                   7,600             354
   Millipore*                                      3,500             199
   Pfizer                                        965,110          26,618
   Quest Diagnostics                              24,600           1,310
   Schering-Plough                               116,000           2,211
   St. Jude Medical*                              35,100           1,531
   Stryker                                       329,500          15,671
   Thermo Electron*                               34,000             914
   UnitedHealth Group                            607,800          31,691
   Universal Health Services, Cl B                17,400           1,082
   VCA Antech*                                    20,900             507
   Waters*                                        24,400             907
   WellPoint*                                    500,000          34,820
   Wyeth                                         393,130          17,494
   Zimmer Holdings (B)*                          598,720          45,604
                                                          --------------
                                                                 736,930
                                                          --------------
INDUSTRIALS -- 7.9%

   3M                                            427,948          30,941

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Alliant Techsystems*                           11,700  $          826
   American Standard                               5,200             218
   Apollo Group, Cl A (B)*                       145,400          11,373
   Boeing                                          9,700             640
   Career Education*                              66,800           2,446
   Caterpillar (B)                                21,300           2,030
   Cendant                                     1,107,720          24,780
   Cintas (B)                                    450,600          17,393
   CNF                                            15,900             714
   Danaher                                         4,500             236
   Deere                                          54,700           3,582
   Emerson Electric                               31,800           1,992
   Expeditors International
     Washington (B)                              700,000          34,867
   Fastenal                                      252,600          15,474
   General Dynamics                               19,700           2,158
   General Electric                              927,600          32,141
   Harsco                                          5,300             289
   HNI                                             5,100             261
   Hughes Supply                                   3,900             110
   Illinois Tool Works                           198,900          15,848
   ITT Industries                                  3,800             371
   JB Hunt Transport Services                     80,700           1,557
   Navistar International*                        54,100           1,731
   Pitney Bowes                                   30,700           1,337
   Precision Castparts                            18,700           1,457
   Rockwell Automation                            10,100             492
   Rockwell Collins                                5,900             281
   Ryder System                                   12,000             439
   SPX                                             4,700             216
   Stericycle*                                    14,300             720
   Timken                                          8,400             194
   Tyco International                            332,630           9,713
   United Parcel Service, Cl B                   790,954          54,702
   United Technologies                            20,400           1,048
   Waste Management                                9,000             255
   Weight Watchers International (B)*            711,000          36,695
                                                          --------------
                                                                 309,527
                                                          --------------
INFORMATION TECHNOLOGY -- 25.8%

   Agere Systems*                                 12,400             149
   Alliance Data Systems*                         24,700           1,002
   Altera*                                       188,400           3,734
   Automatic Data Processing                     149,300           6,266
   Cadence Design Systems*                        34,600             473
   CDW                                            40,900           2,335
   Certegy                                         2,200              84
   Checkfree*                                     10,200             347
   Cisco Systems*                              3,615,310          69,089
   Dell*                                       1,552,020          61,320
   Electronic Arts (B)*                          264,120          14,952
   EMC*                                        1,884,300          25,834
   Fair Isaac                                      5,900             215
   First Data                                  2,947,670         118,319
   Fiserv (B)*                                   304,400          13,074
   Global Payments                                 6,800             461
   Google, Cl A (B)*                              72,780          21,408
   Harris                                         35,900           1,120
   Ingram Micro, Cl A*                            50,300             788
   Intel                                       2,823,550          73,582
   International Business Machines               125,000           9,275
   Intuit (B)*                                   850,200          38,353
   Jabil Circuit*                                 26,700             820
   Juniper Networks (B)*                         716,200          18,034
   Lexmark International, Cl A*                  181,600          11,773
   Linear Technology                             989,220          36,294
   Maxim Integrated Products (B)                 285,900          10,924

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                           Shares/Face
                                              Amount        Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
   Microsoft                                   6,584,180  $      163,551
   Motorola                                      199,600           3,645
   National Semiconductor                        164,600           3,626
   NAVTEQ (B)*                                   501,000          18,627
   Novellus Systems*                              88,500           2,187
   Oracle*                                     2,644,300          34,905
   Paychex                                     2,396,700          77,989
   QLogic*                                        18,600             574
   Qualcomm (B)                                2,711,810          89,517
   Research In Motion*                            91,700           6,763
   Reynolds & Reynolds, Cl A                       1,900              51
   SanDisk (B)*                                1,200,000          28,476
   Synopsys*                                      47,800             797
   Texas Instruments                             258,400           7,253
   Western Digital*                               19,100             256
   Xerox*                                        111,500           1,538
   Yahoo!*                                       800,940          27,753
                                                          --------------
                                                               1,007,533
                                                          --------------
MATERIALS -- 1.1%

   Ball                                           22,900             823
   Dow Chemical                                   72,900           3,246
   Florida Rock Industries                         9,200             675
   Freeport-McMoRan Copper & Gold,
     Cl B                                         31,900           1,194
   Huntsman*                                      42,300             857
   Pactiv*                                         7,300             158
   Praxair                                       745,000          34,717
   Sigma-Aldrich                                   4,400             247
                                                          --------------
                                                                  41,917
                                                          --------------
TELECOMMUNICATION SERVICES -- 3.1%

   Adtran                                          9,100             226
   American Tower, Cl A (B)*                     213,150           4,481
   Crown Castle International (B)*               507,480          10,312
   Liberty Global, Cl A (B)*                   1,018,500          47,533
   Nextel Communications, Cl A (B)*            1,065,000          34,410
   Nextel Partners, Cl A*                          2,400              60
   Nokia ADR (B)                               1,519,700          25,288
   Telephone & Data Systems                        5,800             237
                                                          --------------
                                                                 122,547
                                                          --------------
Total Common Stock
   (Cost $3,635,516) ($ Thousands)                            3 ,847,435
                                                          --------------
CORPORATE OBLIGATIONS (C) (E) -- 6.2%

FINANCIALS -- 6.2%

   ASIF Global Financing XV (F)
     3.528%, 09/02/05                      $         730             730
   Allstate Life Global Funding II
     MTN (F)
     3.210%, 07/15/05                              3,616           3,616
   American General Finance
     5.875%, 07/14/06                                786             801
   American General Finance (F)
     3.220%, 07/15/05                             11,397          11,396
   Bear Stearns EXL
     3.230%, 07/15/05                             13,991          13,991
   CCN Bluegrass (F)
     3.340%, 07/18/05                              5,109           5,109


---------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
   CIT Group MTN
     3.620%, 07/29/05                      $         896  $          896
     3.260%, 08/12/05                             19,650          19,650
     3.250%, 07/19/05                              1,965           1,966
   Caterpillar Financial Services MTN,
     Ser F
     3.250%, 07/11/05                              3,930           3,930
   Countrywide Home Loans MTN,
     Ser A
     3.509%, 09/21/05                              6,445           6,445
   Countrywide Home Loans MTN,
     Ser M
     3.440%, 09/06/05                              8,960           8,960
     3.389%, 08/26/05                              2,358           2,358
     2.810%, 07/29/05                              1,729           1,729
   Dekabank
     3.187%, 07/19/05                             14,541          14,538
   Five Finance MTN (F)
     3.230%, 07/22/05                             11,161          11,160
   Harrier Finance Funding MTN (F)
     3.390%, 09/15/05                              2,279           2,279
   Irish Life & Permanent MTN,
     Ser X (F)
     3.270%, 07/21/05                             10,454          10,452
   Jackson National Life Funding (F)
     3.111%, 07/01/05                             17,292          17,292
   K2 MTN (F)
     3.354%, 09/12/05                                472             471
   Lakeside Funding (F)
     3.220%, 07/08/05                              3,930           3,930
   Liberty Lighthouse US Capital
     MTN (F)
     3.150%, 07/11/05                              7,860           7,855
   Morgan Stanley EXL
     3.150%, 07/05/05                              2,751           2,751
   Morgan Stanley EXL, Ser S
     3.130%, 07/05/05                              3,930           3,930
   Nationwide Building Society (F)
     3.478%, 09/28/05                              3,930           3,930
     3.160%, 07/07/05                              7,860           7,860
   Nordbank (F)
     3.300%, 07/25/05                              6,681           6,680
   Northern Rock (F)
     3.150%, 07/05/05                              8,096           8,096
   Pacific Life Global Funding (F)
     3.200%, 07/13/05                              5,895           5,895
   Premium Asset Trust (F)
     3.430%, 07/29/05                              7,467           7,472
     3.270%, 07/06/05                              5,816           5,820
     2.140%, 07/15/05                             11,004          11,004
   SLM EXL, Ser S
     3.220%, 07/15/05                              8,646           8,646
   SLM MTN, Ser X (F)
     3.260%, 07/20/05                             15,720          15,720
   White Pine Finance MTN, Ser 1 (F)
     3.081%, 07/01/05                              3,458           3,458
                                                          --------------
Total Corporate Obligations
   (Cost $240,816) ($ Thousands)                                 240,816
                                                          --------------

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 2.8%

AUTOMOTIVE -- 0.4%

   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
     3.327%, 05/15/06                      $      16,164  $       16,164
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
     3.240%, 07/15/05                              1,373           1,373
                                                          --------------
                                                                  17,537
                                                          --------------
MORTGAGE RELATED SECURITIES -- 2.4%

   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
     3.260%, 07/20/05                              5,030           5,030
   Blue Heron Funding, Ser 9A, Cl A1
     3.344%, 07/25/05                              7,860           7,860
   CCN Independence IV
     3.306%, 07/15/05                              4,323           4,323
     3.290%, 07/15/05                              2,751           2,751
   Cheyne High Grade, Ser 2004-1A, Cl A1
     3.250%, 08/10/05                              4,519           4,519
   Commodore, Ser 2003-2A,
     Cl A1MM
     3.490%, 09/12/05                              3,616           3,616
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     3.193%, 07/08/05                              5,895           5,895
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
     3.310%, 07/20/05                             11,161          11,161
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
     3.364%, 07/25/05                              7,860           7,860
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
     3.370%, 08/18/05                              7,682           7,682
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AMM2
     3.364%, 07/25/05                             11,938          11,938
   RMAC, Ser 2004-NS3A, Cl A1
     3.210%, 07/12/05                              3,048           3,048
   Saturn Ventures II
     3.220%, 07/07/05                              8,725           8,725
   TIAA Real Estate, Ser 2003 1A,
     Cl A1
     3.350%, 07/28/05                              5,075           5,075
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
     3.430%, 09/15/05                              1,965           1,965
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
     3.430%, 09/15/05                              1,415           1,415
                                                          --------------
                                                                  92,863
                                                          --------------
Total Asset-Backed Securities
   (Cost $110,400) ($ Thousands)                                 110,400
                                                          --------------

---------------------------------------------------------------------------
                                           Face Amount
                                           ($ Thousands)  Market Value
Description                                /Shares        ($ Thousands)
---------------------------------------------------------------------------
COMMERCIAL PAPER (C) (D) -- 1.2%

FINANCIALS -- 1.2%

   Ajax Bambino Funding
     3.127%, 07/06/05                      $       7,860  $        7,857
   Beethoven Funding
     3.115%, 07/05/05                              3,930           3,929
   Belmont Funding
     3.480%, 07/01/05                             25,633          25,633
   Brahms Funding
     3.267%, 08/05/05                              3,930           3,917
   Carmel Mountain Funding Trust
     3.190%, 07/13/05                              1,965           1,963
   Mica Funding
     3.309%, 07/19/05                              3,930           3,923
                                                          --------------
Total Commercial Paper
   (Cost $47,222) ($ Thousands)                                   47,222
                                                          --------------
CASH EQUIVALENTS  -- 1.2%

   First Union Cash
     Management Program                        4,254,241           4,254
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A ++           41,792,984          41,793
                                                          --------------
Total Cash Equivalents
   (Cost $46,047) ($ Thousands)                                   46,047
                                                          --------------
MASTER NOTES (C) -- 0.7%

   Bank of America
     3.518%, 07/01/05                             19,650          19,650
   Bear Stearns
     3.613%, 07/01/05                              9,432           9,432
                                                          --------------
Total Master Notes
   (Cost $29,082) ($ Thousands)                                   29,082
                                                          --------------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.4%

   U.S. Trust
     3.341%, 07/14/05                              7,860           7,860
   Washington Mutual Bank
     3.270%, 08/18/05                              9,275           9,275
                                                          --------------
Total Certificates of Deposit
   (Cost $17,135) ($ Thousands)                                   17,135
                                                          --------------
U.S. TREASURY OBLIGATION (A) -- 0.1%

   U.S. Treasury Bills
     2.901%, 08/25/05                              2,485           2,474
                                                          --------------
Total U.S. Treasury Obligation
   (Cost $2,474) ($ Thousands)                                     2,474
                                                          --------------
REPURCHASE AGREEMENTS (C) -- 1.8%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $22,898,531 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $419,280-
   $11,701,124, 0.000%-4.500%,
   04/12/06-05/15/23; with total market
   value $23,354,309)                             22,896          22,896

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

LARGE CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $23,582,094 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $116,249-
   $8,684,314, 3.625%-6.790%,
   02/15/07-03/05/19; with total market
   value $24,051,503)                      $      23,580  $       23,580
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $8,489,548 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $4,576,462-
   $5,106,145, 0.000%-6.000%,
   05/15/11-04/15/15; with total market
   value $8,658,565)                               8,489           8,489
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $15,721,398 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $220,865-
   $1,611,764, 0.000%-5.250%, 07/19/05-
   05/15/26; with total market value
   $16,034,596)                                   15,720          15,720
                                                          --------------
Total Repurchase Agreements
   (Cost $70,685) ($ Thousands)                                   70,685
                                                          --------------
Total Investments -- 112.8%
   (Cost $4,199,377) ($ Thousands)                        $    4,411,296
                                                          ==============
Percentages are based on Net Assets of $3,912,049 ($ Thousands).
* Non-income producing security.
** Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $498,296 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $515,340 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series
At June 30, 2005, the tax basis cost of the Fund's investments was $4,199,377, and the unrealized appreciation and depreciation were $560,327 and $(348,408), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:

-------------------------------------------------------------------------------
                                                                  Unrealized
Contract         Number of       Contract Value       Expiration  Depreciation
Description      Contracts       ($Thousands)         Date        ($Thousands)
-------------------------------------------------------------------------------
S&P 500
Composite
Index               104              $31,083           09/17/05      $(683)
                                                                     ======

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED SMALL CAP FUND
June 30, 2005

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 95.5%

CONSUMER DISCRETIONARY -- 19.8%

  Abercrombie & Fitch, Cl A                       6,900   $         474
  Adesa                                          14,500             316
  Alliance Gaming (B)*                           26,500             372
  American Eagle Outfitters                      23,500             720
  American Greetings, Cl A (B)                   19,200             509
  AnnTaylor Stores (B)*                          25,250             613
  ArvinMeritor (B)                               15,900             283
  Autoliv                                        18,600             815
  Autonation*                                    13,100             269
  Bandag                                          5,600             258
  Barnes & Noble (B)*                            23,000             892
  BJ's Wholesale Club*                           24,100             783
  Borders Group                                  12,500             316
  BorgWarner                                     22,615           1,214
  Brunswick (B)                                  26,000           1,126
  Cato, Cl A                                     32,850             678
  Cheesecake Factory (B)*                        16,350             568
  CKX (B)*                                        7,500              96
  Claire's Stores                                 6,300             152
  Coach*                                         42,400           1,423
  Columbia Sportswear*                            1,800              89
  Design Within Reach (B)*                       22,400             405
  Dick's Sporting Goods (B)*                     23,565             909
  Dollar Thrifty Automotive Group*               17,300             657
  Dollar Tree Stores*                            16,200             389
  Domino's Pizza (B)                             30,470             678
  DreamWorks Animation SKG, Cl A*                17,000             445
  DSW*                                            4,800             120
  Education Management*                          13,400             452
  Electronics Boutique Holdings (B)*             10,100             641
  Exide Technologies (B)*                        27,000             131
  Fleetwood Enterprises (B)*                     43,200             438
  Four Seasons Hotels (B)                         9,200             608
  Gaylord Entertainment*                          8,000             372
  Gentex (B)                                      9,800             178
  Getty Images (B)*                               6,800             505
  Goodyear Tire & Rubber (B)*                    24,100             359
  Great Wolf Resorts*                             8,813             180
  GTECH Holdings (B)                             12,700             371
  Handleman (B)                                  55,400             915
  Hovnanian Enterprises, Cl A*                    8,200             535
  ITT Educational Services*                       8,300             443
  Jakks Pacific (B)*                             29,000             557
  Jarden (B)*                                    29,535           1,593
  Jo-Ann Stores*                                 13,600             359
  K2 (B)*                                        29,200             370
  Kerzner International (B)*                      8,900             507
  La-Z-Boy (B)                                   14,700             214
  Lamar Advertising, Cl A (B)*                   17,500             748
  Landry's Restaurants                           14,300             430
  Leapfrog Enterprises (B)*                      22,500             254
  Lear (B)                                       11,700             426
  Linens 'N Things*                              14,400             341
  Lions Gate Entertainment (B)*                  50,425             517
  Lone Star Steakhouse & Saloon                  10,700             325
  MSC Industrial Direct, Cl A (B)                14,500             489
  MTR Gaming Group*                              24,200             282
  New York*                                       7,900             166
  NVR (B)*                                        1,600           1,296
  Orange 21*                                     30,100             154
  Panera Bread, Cl A (B)*                         7,000             435
  PDI (B)*                                       14,300             176
  Petsmart (B)                                   22,700             689
  PF Chang's China Bistro (B)*                   10,800             637

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
  Phillips-Van Heusen                            17,270   $         565
  Pier 1 Imports (B)                             14,500             206
  Polo Ralph Lauren                              21,100             910
  Primedia*                                      50,000             203
  RC2*                                            6,100             229
  Reebok International                           10,200             427
  Regis (B)                                       5,800             227
  Rinker Group ADR                               10,400             552
  Robert Half International                       7,000             175
  Royal Caribbean Cruises (B)                    11,200             542
  Ryland Group (B)                               26,200           1,988
  Saks (B)                                       28,100             533
  Scholastic (B)*                                14,300             551
  ShopKo Stores (B)*                             26,000             632
  Shuffle Master (B)*                            23,675             664
  Sonic (B)*                                     18,000             550
  Sonic Automotive                               14,900             317
  Sports Authority (B)*                          21,300             677
  Stage Stores*                                   8,200             358
  Station Casinos                                13,070             868
  Stride Rite (B)                                38,900             536
  Technical Olympic USA                          24,250             589
  Triarc, Cl A (B)                               23,800             383
  Unifi*                                         19,700              84
  Urban Outfitters (B)*                          15,600             884
  Valassis Communications (B)*                    7,900             293
  Visteon (B)                                    59,800             361
  Warnaco Group (B)*                             23,500             546
  Whirlpool (B)                                   8,500             596
  Williams-Sonoma (B)*                           18,900             748
  Wynn Resorts (B)*                              12,000             567
  XM Satellite Radio Holdings, Cl A (B)*          4,900             165
                                                          -------------
                                                                 49,588
                                                          -------------
CONSUMER STAPLES -- 2.7%

  Chiquita Brands International (B)              17,800             489
  Church & Dwight                                26,935             975
  Dean Foods*                                    12,600             444
  Molson Coors Brewing, Cl B (B)                 15,600             967
  Nash Finch (B)                                 11,300             415
  Pathmark Stores*                               25,000             219
  PepsiAmericas                                  30,100             772
  Ralcorp Holdings                                5,600             231
  Supervalu (B)                                  20,900             682
  TreeHouse Foods*                                2,520              72
  Tyson Foods, Cl A                               9,400             167
  United Natural Foods (B)*                      37,340           1,134
  Universal                                       6,300             276
                                                          -------------
                                                                  6,843
                                                          -------------
ENERGY -- 3.1%

  Amerada Hess (B)                                8,600             916
  Berry Petroleum, Cl A (B)                       9,110             482
  CARBO Ceramics (B)                              4,005             316
  EOG Resources                                   4,100             233
  Forest Oil*                                    15,500             651
  Houston Exploration*                           11,300             599
  Input/Output (B)*                              24,300             153
  National Oilwell Varco (B)*                     5,900             280
  Patterson-UTI Energy                            3,200              89
  Plains Exploration & Production (B)*           19,585             696
  Stone Energy*                                  12,100             592
  Swift Energy (B)*                              23,300             835
  Tesoro (B)*                                    24,100           1,121
  Ultra Petroleum*                               11,800             358

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED SMALL CAP FUND
June 30, 2005

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
  Vintage Petroleum                              13,900   $         424
                                                          -------------
                                                                  7,745
                                                          -------------
FINANCIALS -- 14.6%

  A.G. Edwards                                   10,200             460
  Aames Investment+*                             20,000             194
  Accredited Home Lenders
     Holding (B)*                                19,200             845
  Affiliated Managers Group (B)*                 16,800           1,148
  Allmerica Financial (B)*                       22,200             823
  American Financial Group (B)                   22,200             744
  AmerUs Group (B)                               10,400             500
  Astoria Financial                              24,300             692
  Bancorpsouth (B)                               23,200             547
  Bank of Hawaii (B)                              6,300             320
  Bear Stearns                                    7,000             728
  Calamos Asset Management, Cl A*                 8,000             218
  CapitalSource (B)*                             24,900             489
  Central Pacific Financial                       8,700             310
  CIT Group                                      16,700             718
  City National (B)                              12,900             925
  Colonial BancGroup                             34,200             754
  Commerce Bancshares (B)                        13,137             662
  CompuCredit*                                   15,945             547
  Downey Financial (B)                           14,900           1,091
  E*Trade Financial*                            104,000           1,455
  East West Bancorp                              10,300             346
  Euronet Worldwide*                             23,605             686
  First American (B)                             24,400             979
  Flagstar Bancorp                               24,200             458
  Friedman Billings Ramsey Group, Cl A+          23,900             342
  Gold Banc                                      34,400             500
  Hibernia, Cl A                                 28,600             949
  Host Marriott+ (B)                             23,000             402
  Hudson City Bancorp (B)                        21,000             240
  Huntington Bancshares (B)                      33,000             797
  Huron Consulting Group                          5,500             129
  IndyMac Bancorp                                13,200             538
  Irwin Financial                                18,000             399
  LandAmerica Financial Group (B)                13,800             819
  Lazard, Cl A (B)*                              31,300             728
  Max Re Capital                                 31,200             714
  Montpelier Re Holdings (B)                     10,400             360
  Nasdaq Stock Market*                           17,155             324
  Nuveen Investments, Cl A (B)                    9,600             361
  Old Republic International                     25,500             645
  PartnerRe                                       8,600             554
  Popular                                        26,900             678
  ProAssurance (B)*                              19,485             814
  Providian Financial (B)*                       49,000             864
  PXRE Group                                     19,400             489
  Radian Group (B)                                7,524             355
  Rayonier+                                       6,500             345
  Sovereign Bancorp (B)                          50,900           1,137
  Stancorp Financial Group                        4,400             337
  Sterling Financial,
     Washington Shares*                          11,800             441
  Stewart Information Services                   10,500             441
  Sunstone Hotel Investors+ (B)                  23,300             565
  SVB Financial Group (B)*                       16,400             786
  TD Banknorth                                   16,730             499
  Toronto-Dominion Bank                           1,294              58
  U-Store-It Trust+*                             23,100             440
  UnionBanCal                                    14,300             957
  Universal American Financial*                  20,400             461
  UnumProvident (B)                              62,200           1,139

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
  Washington Federal                              9,040   $         213
  Wintrust Financial                              6,100             319
                                                          -------------
                                                                 36,778
                                                          -------------
HEALTH CARE -- 12.8%

  Abgenix (B)*                                   57,600             494
  Accelrys*                                      37,600             186
  Alpharma, Cl A                                 26,900             389
  American Healthways (B)*                       19,135             809
  American Medical Systems
     Holdings (B)*                               32,290             667
  AMERIGROUP*                                     1,900              76
  Amylin Pharmaceuticals (B)*                    29,700             622
  Animas (B)*                                    26,600             536
  Applera--Applied Biosystems
     Group (B)                                   30,200             594
  Applera--Celera Genomics
     Group (B)*                                  44,000             483
  Barr Pharmaceuticals*                          25,100           1,223
  Bausch & Lomb                                   6,200             515
  Cephalon (B)*                                  40,700           1,620
  Chemed                                         11,480             469
  Community Health Systems (B)*                  14,600             552
  Cooper                                          6,500             396
  Cubist Pharmaceuticals (B)*                    53,500             705
  CV Therapeutics (B)*                           39,700             890
  Dendreon (B)*                                  59,200             310
  Depomed (B)*                                   51,100             223
  DJ Orthopedics*                                25,100             688
  Encysive Pharmaceuticals (B)*                  32,200             348
  Endo Pharmaceuticals Holdings*                 29,000             762
  Express Scripts (B)*                            9,800             490
  First Horizon Pharmaceutical (B)*              30,800             586
  Fisher Scientific International (B)*           11,900             772
  Flamel Technologies ADR (B)*                    7,400             134
  Health Net (B)*                                18,400             702
  Henry Schein*                                   3,200             133
  Human Genome Sciences*                         17,000             197
  IDX Systems*                                   17,600             530
  Immucor (B)*                                   15,650             453
  Inamed*                                         1,400              94
  Invitrogen (B)*                                 8,500             708
  Kindred Healthcare*                            17,500             693
  Kinetic Concepts (B)*                           9,090             545
  King Pharmaceuticals*                          18,700             195
  Ligand Pharmaceuticals, Cl B (B)*              69,000             479
  Magellan Health Services (B)*                  10,400             367
  Manor Care                                      7,900             314
  Medicis Pharmaceutical, Cl A (B)               11,800             374
  MGI Pharma (B)*                                15,000             326
  Micrus Endovascular*                           27,900             307
  Millipore*                                      3,800             216
  Myriad Genetics (B)*                           17,300             271
  Neurocrine Biosciences*                         8,300             349
  Nu Skin Enterprises, Cl A                      10,200             238
  Parexel International (B)*                     14,400             286
  PerkinElmer                                    20,100             380
  Pharmacopeia Drug Discovery*                   24,450              98
  Pozen (B)*                                     21,100             173
  Prestige Brands Holdings*                      26,700             521
  Protein Design Labs (B)*                       27,800             562
  Psychiatric Solutions (B)*                     14,450             704
  Rigel Pharmaceuticals*                         16,300             325
  SFBC International (B)*                        16,465             636
  SurModics*                                     11,665             506
  Sybron Dental Specialties (B)*                 33,966           1,278
  Syneron Medical (B)*                            4,200             154

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED SMALL CAP FUND
June 30, 2005

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
  Telik (B)*                                     24,100   $         392
  Triad Hospitals (B)*                           16,300             891
  Trimeris*                                      39,100             390
  United Surgical Partners
     International (B)*                          14,030             731
  Universal Health Services, Cl B (B)             3,600             224
  Varian Medical Systems (B)*                    12,000             448
  Watson Pharmaceuticals*                        13,700             405
                                                          -------------
                                                                 32,134
                                                          -------------
INDUSTRIALS -- 12.5%

  Actuant, Cl A*                                  5,500             264
  Alaska Air Group (B)*                          16,000             476
  Albany International, Cl A                     18,700             600
  Banta (B)                                      27,700           1,256
  BearingPoint (B)*                              82,200             603
  Briggs & Stratton (B)                          21,100             730
  Bright Horizons Family Solutions (B)*          11,400             464
  Brink's                                        38,000           1,368
  Calgon Carbon (B)                              22,300             197
  CNH Global (B)                                 26,440             499
  Corporate Executive Board (B)                   2,900             227
  Cummins (B)                                    15,000           1,119
  Deluxe (B)                                      7,600             309
  Engineered Support Systems (B)                 10,900             391
  ESCO Technologies*                              5,105             515
  Flowserve (B)*                                  8,500             257
  GATX                                           29,000           1,000
  General Maritime (B)*                           8,205             348
  Goodrich                                       34,700           1,421
  Grupo TMM ADR, Cl A*                           42,600             128
  Harsco                                         12,500             682
  Herman Miller                                  24,900             768
  Infospace*                                     10,100             333
  Intermagnetics General (B)*                    13,823             425
  JB Hunt Transport Services                     16,100             311
  John H. Harland                                 2,300              87
  Joy Global (B)                                 18,372             617
  Kansas City Southern (B)*                      18,000             363
  Lafarge North America                           6,200             387
  Laidlaw International (B)*                     47,200           1,138
  Landstar System (B)*                            4,000             120
  Lennox International                           12,500             265
  Levitt, Cl A                                    7,250             217
  Manitowoc (B)                                  13,200             541
  Milacron (B)*                                  65,560             124
  Mine Safety Appliances (B)                     13,470             622
  Monster Worldwide (B)*                         21,600             619
  Moog, Cl A*                                    11,880             374
  Mueller Industries                             23,200             629
  Navistar International (B)*                    13,400             429
  Orbital Sciences (B)*                          21,800             216
  Oshkosh Truck (B)                               4,300             337
  Pall (B)                                       26,900             817
  PHH*                                            5,900             152
  Power-One*                                     16,500             104
  PRA International*                              7,600             204
  Quanta Services (B)*                           30,200             266
  Resources Connection (B)*                      23,400             544
  Rofin-Sinar Technologies*                         595              20
  RR Donnelley & Sons                             4,300             148
  Ryder System                                   32,200           1,179
  Tecumseh Products, Cl A                        15,200             417
  Teledyne Technologies*                          8,600             280
  Thomas & Betts (B)*                            10,900             308
  Timken                                          8,700             201
  Toro (B)                                       17,890             691

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
  TurboChef Technologies (B)*                    21,300  $          382
  United Rentals (B)*                            25,500             515
  Universal Forest Products                      15,600             647
  UTI Worldwide (B)                               7,200             501
  Wabtec (B)                                     13,700             294
  Walter Industries (B)                          21,300             856
  Washington Group International (B)*            14,000             716
  York International (B)                         10,300             391
                                                          -------------
                                                                 31,409
                                                          -------------
INFORMATION TECHNOLOGY -- 19.2%

  Agere Systems*                                 26,550             319
  Agilysys (B)                                   22,300             350
  Akamai Technologies (B)*                       28,900             379
  Alliance Semiconductor (B)*                    31,800              81
  Altera*                                        41,700             826
  AMIS Holdings*                                 26,800             358
  Amkor Technology (B)*                          30,800             139
  Amphenol, Cl A                                    900              36
  Ansys*                                         11,425             406
  aQuantive (B)*                                 40,600             719
  Arris Group (B)*                              132,300           1,152
  ATI Technologies*                              28,700             340
  Autodesk (B)                                   12,080             415
  Avaya*                                        127,500           1,061
  Avid Technology*                                1,800              96
  Avocent*                                       20,600             538
  Axcelis Technologies*                          62,900             431
  Black Box                                       7,200             255
  BMC Software*                                  30,400             546
  Brooks Automation*                             65,500             973
  C-COR (B)*                                     64,400             441
  Cadence Design Systems (B)*                    24,300             332
  Ceridian*                                      17,000             331
  Certegy                                         7,800             298
  Check Point Software
     Technologies (B)*                           19,200             380
  Checkfree*                                     18,300             623
  Citrix Systems (B)*                            28,300             613
  CNET Networks*                                 16,200             190
  Cognizant Technology Solutions,
     Cl A (B)*                                   19,500             919
  Conexant Systems*                              84,700             136
  Convergys*                                     26,200             373
  Cree (B)*                                      16,100             410
  CSG Systems International (B)*                 24,400             463
  Cymer (B)*                                     16,200             427
  Cypress Semiconductor*                         16,200             204
  Digital Insight*                               16,375             392
  Digitas*                                       22,000             251
  Dolby Laboratories, Cl A*                      16,400             362
  E.piphany (B)*                                 54,300             189
  Earthlink*                                     80,100             694
  Emulex*                                        10,100             184
  eResearch Technology (B)*                      16,300             218
  F5 Networks (B)*                               13,080             618
  Fairchild Semiconductor
     International (B)*                          41,400             611
  FARO Technologies (B)*                         30,295             826
  FEI (B)*                                       34,100             778
  Flir Systems*                                   4,500             134
  Foundry Networks (B)*                          24,600             212
  Global Payments (B)                             5,200             353
  GSI Commerce (B)*                              13,800             231
  Hyperion Solutions*                             6,400             258
  InFocus (B)*                                   35,600             147
  Informatica (B)*                               36,000             302

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED SMALL CAP FUND
June 30, 2005

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
  Integrated Device Technology (B)*              19,800   $         213
  Intersil, Cl A                                 46,400             871
  Jack Henry & Associates                        27,400             502
  Keynote Systems*                               26,900             314
  Lam Research (B)*                              14,200             411
  Lattice Semiconductor*                        212,000             941
  LSI Logic (B)*                                 83,000             705
  Manhattan Associates*                          32,000             615
  Maxtor (B)*                                   240,100           1,249
  Mentor Graphics (B)*                           49,500             507
  Mercury Interactive (B)*                        7,100             272
  Methode Electronics                            33,500             398
  Micrel*                                        52,500             605
  Micros Systems*                                21,635             968
  Microsemi*                                     32,635             614
  Novellus Systems*                              23,500             581
  O2Micro International (B)*                     35,200             495
  Omnivision Technologies (B)*                    3,000              41
  Openwave Systems*                              25,200             413
  Parametric Technology*                         65,800             420
  Paxar*                                         19,300             343
  Perot Systems, Cl A*                           38,400             546
  Pixelworks (B)*                               106,600             915
  Plantronics                                    16,000             582
  PMC - Sierra (B)*                              16,000             149
  Polycom*                                      101,600           1,515
  Powerwave Technologies*                        33,415             341
  ProQuest*                                       6,900             226
  Quantum (B)*                                  159,200             473
  RADWARE*                                        8,900             161
  Red Hat (B)*                                   63,700             834
  Redback Networks (B)*                          19,700             126
  RF Micro Devices (B)*                         121,700             661
  RSA Security*                                   6,900              79
  Sabre Holdings, Cl A                           15,700             313
  SafeNet*                                       12,300             419
  Satyam Computer Services (B)                   24,600             640
  Seachange International*                        9,100              64
  Solectron*                                     38,700             147
  Sybase (B)*                                    13,200             242
  Synopsys*                                       6,800             113
  Tech Data*                                     11,800             432
  Teradyne (B)*                                  59,600             713
  THQ (B)*                                       17,500             512
  TIBCO Software*                               152,300             996
  Titan*                                         10,100             230
  TTM Technologies (B)*                          34,100             259
  Unisys (B)*                                   105,600             668
  Utstarcom (B)*                                 19,600             147
  Veeco Instruments*                              3,000              49
  WatchGuard Technologies (B)*                   21,500              84
  Wavecom ADR*                                   23,000             218
  Western Digital*                              105,700           1,418
  Zoran (B)*                                     15,600             207
                                                          -------------
                                                                 48,277
                                                          -------------
MATERIALS -- 5.3%

  Albemarle (B)                                  17,200             627
  Aptargroup (B)                                  8,500             432
  Cambrex                                        10,600             202
  Carpenter Technology                           11,445             593
  Constar International*                         26,000              97
  Crown Holdings (B)*                            77,300           1,100
  Cytec Industries (B)                           35,000           1,393
  Eastman Chemical (B)                            9,900             546
  FMC (B)*                                       16,400             921
  Foundation Coal Holdings (B)*                  17,500             454

--------------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------------
  Headwaters (B)*                                 7,900   $         272
  Hercules (B)*                                  32,600             461
  Hexcel*                                         4,000              68
  Jacuzzi Brands (B)*                            50,200             539
  Louisiana-Pacific                              12,000             295
  Lubrizol                                       14,300             601
  Mosaic*                                        20,100             313
  NS Group*                                      15,100             491
  OM Group (B)*                                  15,900             392
  Owens-Illinois*                                18,500             463
  Peabody Energy                                  4,600             239
  Quanex                                         12,750             676
  Schnitzer Steel Industries, Cl A                3,800              90
  Silgan Holdings                                 4,920             277
  Smurfit-Stone Container*                       20,400             207
  Terra Industries (B)*                          84,600             576
  United States Steel (B)                        12,300             423
  USG (B)*                                        7,400             314
  Wellman                                        26,400             269
                                                          -------------
                                                                 13,331
                                                          -------------
TELECOMMUNICATION SERVICES -- 1.1%

  Adtran                                         13,400             332
  Alamosa Holdings (B)*                          36,020             501
  Amdocs*                                        19,600             518
  CenturyTel                                     19,200             665
  Nextel Partners, Cl A*                         19,200             483
  Novatel Wireless (B)*                          20,400             254
                                                          -------------
                                                                  2,753
                                                          -------------
UTILITIES -- 4.4%

  AGL Resources                                   9,400             363
  Allete (B)                                      6,866             343
  Avista (B)                                     26,200             487
  Centerpoint Energy (B)                         25,300             334
  CMS Energy (B)*                                67,500           1,017
  Constellation Energy Group                      7,700             444
  DPL                                             8,700             239
  El Paso Electric*                              14,400             295
  Energen (B)                                    18,000             631
  MDU Resources Group (B)                        27,450             773
  Northeast Utilities (B)                        28,300             590
  NorthWestern (B)                               17,400             548
  Pinnacle West Capital                          14,800             658
  PNM Resources                                  20,700             596
  PPL (B)                                         9,100             540
  Puget Energy                                   18,300             428
  Reliant Energy*                                34,000             421
  Sempra Energy (B)                              20,400             843
  UGI                                            34,500             963
  Wisconsin Energy                               13,700             534
                                                          -------------
                                                                 11,047
                                                          -------------
Total Common Stock
  (Cost $200,366) ($ Thousands)                                 239,905
                                                          -------------

                                           Number of
                                           Warrants

WARRANT  -- 0.0%

  Washington Mutual (D)*                        100,700              18
                                                          -------------
Total Warrant
  (Cost $25) ($ Thousands)                                           18
                                                          -------------

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

TAX-MANAGED SMALL CAP FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
                                           Number of
                                           Rights

RIGHTS  -- 0.0%

  Bank United (E) (F)*                            7,000   $          --
                                                          -------------
Total Rights
  (Cost $2) ($ Thousands)                                            --
                                                          -------------

CORPORATE OBLIGATIONS (C) (G) (I) -- 6.8%

FINANCIALS -- 6.8%

  Harrier Finance Funding
    3.270%, 07/27/05                       $      3,000           3,000
  K2 MTN
    3.270%, 07/01/05                              3,000           3,000
  Links Finance MTN
    3.270%, 07/01/05                              3,000           3,000
  Park Place Securities NIM Trust, Ser
    2004-MM1, Cl AM2
    3.360%, 07/25/05                              2,278           2,278
  Theta
    3.280%, 07/01/05                              3,000           3,000
  Whistlejacket Capital Funding
    3.280%, 07/01/05                              3,000           3,000
                                                          -------------
Total Corporate Obligations
   (Cost $17,278) ($ Thousands)                                  17,278
                                                          -------------

COMMERCIAL PAPER (C) (H) -- 18.7%

FINANCIALS -- 18.7%

  ASAP Funding
    3.220%, 07/12/05                              1,200           1,199
    3.110%, 07/05/05                              3,500           3,499
  Ajax Bambino
    3.120%, 07/06/05                              4,000           3,998
  Bavaria TRR
    3.230%, 07/20/05                              4,700           4,692
  Broadhollow
    3.310%, 07/27/05                              4,800           4,789
  Cre-8 Funding
    3.340%, 07/12/05                              2,000           1,998
  Freedom Park Capital
    3.350%, 07/27/05                              4,800           4,788
  Harwood Street Funding
    3.250%, 07/05/05                              4,700           4,698
  Main Street Warehouse
    3.210%, 07/06/05                              4,500           4,498
  McKinley Funding
    3.300%, 07/21/05                              2,039           2,035
    3.240%, 07/20/05                                700             699
  Mica Funding
    3.250%, 07/19/05                                700             699
  Mitten RFC
    3.150%, 07/05/05                              4,500           4,499
  Park Granada
    3.270%, 07/29/05                              5,000           4,987
                                                          -------------
Total Commercial Paper
   (Cost $47,078) ($ Thousands)                                  47,078
                                                          -------------

--------------------------------------------------------------------------------
                                           Shares/Face
                                           Amount         Market Value
Description                                ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS  -- 5.2%

  Barclays Global Investors Funds,
     Prime Money Market Fund (C)              1,060,808   $       1,061
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A ++          11,192,492          11,192
  The Reserve Funds, Primary Fund,
     Cl 8 (C)                                   671,450             671
                                                          -------------
Total Cash Equivalents
  (Cost $12,924) ($ Thousands)                                   12,924
                                                          -------------

U.S. TREASURY OBLIGATION (A)  -- 0.1%

  U.S. Treasury Bills
    2.875%, 08/25/05                       $        309             308
                                                          -------------
Total U.S. Treasury Obligation
   (Cost $308) ($ Thousands)                                        308
                                                          -------------

REPURCHASE AGREEMENTS (C) -- 21.2%

Bank of America
  3.430%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $23,002,191(collateralized by
  U.S. Government Obligation, par value
  $23,776,111, 5.000%, 04/01/35; with
  total market value $23,460,000)                23,000          23,000
Barclays Capital
  3.350%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $11,001,024(collateralized by
  U.S. Government Obligation, par value
  $8,553,000, 3.875%, 01/15/09; with
  total market value $11,220,987)                11,000          11,000
Lehman Brothers
  3.430%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $19,001,735 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $1,065,000-
  $6,134,728, 5.000%-7.500%, 03/01/19-
  07/01/35; with total market value
  $19,381,770)                                   19,000          19,000
                                                          -------------
Total Repurchase Agreements
  (Cost $53,000) ($ Thousands)                                   53,000
                                                          -------------

Total Investments -- 147.5%
  (Cost $330,981) ($ Thousands)                           $     370,511
                                                          =============
Percentages are based on Net Assets of $251,156 ($ Thousands).
*     Non-income producing security.
+     Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $114,246 ($ Thousands).

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

TAX-MANAGED SMALL CAP FUND
June 30, 2005

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $119,088 ($ Thousands).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date. (E) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(F) Securities considered illiquid. The total value of such securities as of June 30, 2005 was $0 and represented 0.00% of Net Assets.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(H) The rate reported is the effective yield at time of purchase.
(I) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
ADR -- American Depositary Receipt
Cl  -- Class
MTN -- Medium Term Note
Ser -- Series
At June 30, 2005, the tax basis cost of the Fund's investments was $330,981, and the unrealized appreciation and depreciation were $51,244 and $(11,714), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:

--------------------------------------------------------------------------------
                                                                     Unrealized
Contract         Number of       Contract Value       Expiration    Appreciation
Description      Contracts       ($Thousands)         Date          ($Thousands)
--------------------------------------------------------------------------------

Russell 2000
Index               65             $  4,086           09/17/05        $    94
S&P 400
Index               41                2,803           09/17/05             19
                                                                      -------
                                                                      $   113
                                                                      =======

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are zero or have been rounded to zero.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
COMMON STOCK** -- 96.5%

CONSUMER DISCRETIONARY -- 17.0%

   1-800 Contacts*                                61,400   $       1,189
   Adesa                                          92,800           2,020
   Advo                                          209,425           6,670
   Aftermarket Technology*                        80,520           1,403
   Alliance Gaming (B)*                          222,810           3,124
   American Axle &
     Manufacturing Holdings                       38,890             983
   American Greetings, Cl A (B)                   84,420           2,237
   AnnTaylor Stores (B)*                          76,200           1,850
   Arctic Cat                                     61,200           1,256
   ArvinMeritor                                  140,500           2,500
   Bandag                                         11,300             520
   Belo, Cl A (B)                                 49,030           1,175
   BJ's Wholesale Club (B)*                       52,600           1,709
   Bluegreen*                                     18,400             320
   BlueLinx Holdings*                             48,300             511
   Blyth                                           6,300             177
   Brinker International*                         20,480             820
   Brown Shoe                                     57,500           2,251
   Carmike Cinemas                                49,470           1,518
   Catalina Marketing (B)                         33,800             859
   Cato, Cl A                                     69,000           1,425
   CellStar (B)*                                 180,800             110
   Claire's Stores                                34,800             837
   Commercial Vehicle Group*                      23,100             410
   Cooper Tire & Rubber (B)                       62,410           1,159
   CSK Auto*                                      90,060           1,502
   DiamondRock Hospitality(H) (J)*                57,100             581
   Dixie Group*                                    8,100             143
   Dollar Thrifty Automotive Group (B)*           65,500           2,488
   Dress Barn (B)*                                80,251           1,816
   DSW, Cl A*                                      4,200             105
   Ethan Allen Interiors                         114,400           3,834
   Exide Technologies (B)*                       144,100             699
   Fleetwood Enterprises (B)*                    182,900           1,856
   Foot Locker                                    62,920           1,713
   Furniture Brands International                271,800           5,874
   Gaylord Entertainment (B)*                     72,800           3,385
   Genesco*                                        7,500             278
   Great Wolf Resorts (B)*                        59,600           1,218
   Handleman                                     207,253           3,422
   Haverty Furniture                               7,000             103
   Hayes Lemmerz International*                   16,400             117
   Jack in the Box (B)*                           37,600           1,426
   Jakks Pacific (B)*                            208,470           4,005
   Jarden (B)*                                    53,100           2,863
   Jo-Ann Stores*                                103,700           2,737
   K2 (B)*                                       126,200           1,600
   Kellwood                                      267,040           7,183
   Kerzner International*                         24,700           1,407
   Kimball International, Cl B                    35,700             471
   La Quinta*                                     44,300             413
   La-Z-Boy (B)                                   80,200           1,169
   Landry's Restaurants                           53,300           1,604
   Leapfrog Enterprises (B)*                     125,700           1,420
   Libbey                                          7,600             120
   Liberty                                        38,200           1,406
   Linens 'N Things (B)*                          85,100           2,013
   Lithia Motors, Cl A                            14,900             430
   Lone Star Steakhouse & Saloon                  34,400           1,046
   MDC Holdings                                   16,380           1,347
   Men's Wearhouse (B)*                           29,205           1,006
   Movie Gallery (B)                             296,100           7,826
   MTR Gaming Group*                             112,000           1,304

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   National Presto Industries                     15,493   $         683
   Nuco2 (B)*                                     31,100             798
   Pantry*                                         1,600              62
   Payless Shoesource (B)*                       296,100           5,685
   PEP Boys-Manny Moe & Jack                      67,900             919
   Pier 1 Imports (B)                             83,600           1,186
   Polo Ralph Lauren                              67,400           2,906
   Primedia (B)*                                 236,200             957
   RC2*                                           34,900           1,311
   Reebok International                           22,140             926
   Regis                                          80,331           3,139
   Rent-A-Center*                                 19,500             454
   Ryan's Restaurant Group*                       72,200           1,012
   Ryland Group (B)                               30,200           2,291
   Saks (B)                                       98,000           1,859
   Scholastic*                                    67,300           2,594
   Sonic Automotive                               81,500           1,733
   Sports Authority (B)*                          73,800           2,347
   Stage Stores*                                  36,700           1,600
   Starwood Hotels & Resorts Worldwide           119,400           6,993
   Steinway Musical Instruments*                   6,600             194
   Superior Essex*                                87,700           1,553
   Superior Industries International (B)         175,600           4,162
   Tenneco Automotive*                           180,300           3,000
   Too*                                           51,670           1,208
   Trans World Entertainment*                     96,600           1,143
   Triarc, Cl A (B)                               83,400           1,343
   Tupperware                                     47,200           1,103
   Unifi*                                        114,300             485
   United Auto Group                               8,700             259
   Valassis Communications (B)*                   90,740           3,362
   Visteon (B)                                   324,700           1,958
   Water Pik Technologies*                         7,000             133
   World Wrestling Entertainment                 129,700           1,481
   Zale*                                         207,300           6,569
                                                           -------------
                                                                 176,371
                                                           -------------
CONSUMER STAPLES -- 2.7%

   Casey's General Stores                         75,430           1,495
   Chiquita Brands International                 125,300           3,441
   Church & Dwight                                29,000           1,050
   Coca-Cola Bottling Consolidated                 1,800              91
   Corn Products International                    47,240           1,122
   Delta & Pine Land                              42,500           1,065
   Gold Kist*                                     44,700             965
   Hain Celestial Group*                          81,300           1,585
   John B. Sanfilippo & Son*                      25,000             576
   Lance                                          47,400             816
   Longs Drug Stores                              25,000           1,076
   Molson Coors Brewing, Cl B                     60,100           3,726
   Nash Finch (B)                                 15,700             577
   Pathmark Stores*                              134,200           1,176
   Ralcorp Holdings                               63,950           2,632
   Ruddick                                        36,700             937
   Sanderson Farms (B)                            28,100           1,277
   Spartan Stores*                                18,000             264
   Spectrum Brands*                                7,100             234
   TreeHouse Foods*                               50,000           1,426
   Tyson Foods, Cl A                              51,400             915
   Universal                                      26,300           1,151
   Weis Markets                                   18,000             698
                                                           -------------
                                                                  28,295
                                                           -------------
ENERGY -- 6.2%

   Atlas America (B)*                             24,190             900
   Cabot Oil & Gas (B)                            73,700           2,557

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   Callon Petroleum*                              26,100   $         386
   Carrizo Oil & Gas (B)*                         53,900             920
   Cimarex Energy (B)*                           106,300           4,136
   Forest Oil*                                    81,650           3,429
   Harvest Natural Resources (B)*                 69,500             760
   Holly                                          42,600           1,988
   Houston Exploration*                           10,600             562
   Input/Output (B)*                             132,700             833
   Meridian Resource*                            125,400             599
   National Oilwell Varco*                        32,500           1,545
   Offshore Logistics*                            16,400             539
   Overseas Shipholding Group                      4,200             250
   Penn Virginia                                  39,800           1,778
   Pioneer Natural Resources                      18,449             776
   Plains Exploration & Production (B)*          200,019           7,107
   Range Resources                                55,500           1,493
   Remington Oil & Gas*                           57,900           2,067
   SEMCO Energy (B)                              160,800             963
   Spinnaker Exploration*                         61,500           2,183
   St. Mary Land & Exploration (B)               148,900           4,315
   Stone Energy*                                 119,200           5,829
   Superior Energy Services*                      85,100           1,515
   Swift Energy (B)*                             104,600           3,747
   Tesoro*                                        41,000           1,907
   Veritas DGC*                                   98,000           2,718
   Vintage Petroleum                             128,720           3,922
   W-H Energy Services*                          123,650           3,083
   Whiting Petroleum*                             33,100           1,202
                                                           -------------
                                                                  64,009
                                                           -------------
FINANCIALS -- 25.1%

   Acadia Realty Trust+                           57,800           1,078
   Accredited Home Lenders
     Holding (B)*                                 52,700           2,319
   Advance America Cash
     Advance Centers*                            123,800           1,981
   Advanta, Cl B                                  21,800             614
   Affiliated Managers Group (B)*                 45,850           3,133
   Agree Realty+                                  18,900             572
   Allmerica Financial*                           76,700           2,845
   AMB Property+                                  78,300           3,401
   American Home
     Mortgage Investment+ (B)                     69,800           2,440
   American Physicians Capital*                    4,300             160
   AmericanWest Bancorp*                           7,700             154
   AmerUs Group (B)                               24,900           1,196
   Anchor Bancorp Wisconsin (B)                   19,800             599
   Arbor Realty Trust+                            67,780           1,945
   Arch Capital Group*                            19,700             887
   Archstone-Smith Trust+                         85,400           3,298
   Ashford Hospitality Trust+                     52,700             569
   Aspen Insurance Holdings                       59,500           1,640
   Assured Guaranty*                              43,800           1,023
   AvalonBay Communities+                         35,700           2,885
   Bancfirst                                       4,700             409
   Bancorpsouth                                   38,400             906
   Bank Mutual                                   126,070           1,394
   BankAtlantic Bancorp, Cl A                     20,000             379
   BioMed Realty Trust +*                         24,400             582
   Boston Properties+                             63,500           4,445
   Brandywine Realty Trust+                       24,700             757
   Capital Southwest                              21,400           1,919
   Capital Trust, Cl A+                           12,700             424
   Capitol Bancorp                                11,000             370
   Cardinal Financial*                           122,590           1,151
   Cascade Bancorp (B)                             3,800              80
   Cash America International                     16,500             332

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   Catellus Development+                          60,900   $       1,998
   Cathay General Bancorp                         24,300             819
   CB Richard Ellis Group, Cl A*                  33,700           1,478
   CBL & Associates Properties+                   49,550           2,134
   Cedar Shopping Centers+                        18,600             274
   Central Pacific Financial                      33,800           1,203
   Chemical Financial                             19,400             642
   City Holding                                   13,800             504
   Clark                                          21,400             307
   CNA Surety*                                    18,600             276
   Colonial BancGroup                             21,700             479
   Columbia Banking System                        14,700             362
   Commerce Group                                 41,900           2,602
   Commercial Capital Bancorp                      6,000             100
   Commercial Federal                             34,600           1,165
   Commercial Net Lease Realty+                   44,400             909
   Community Bank System                          23,400             571
   Community Trust Bancorp                         7,290             239
   CompuCredit (B)*                               33,800           1,159
   Corus Bankshares                               30,600           1,698
   Crescent Real Estate Equities+                 53,100             996
   Delphi Financial Group, Cl A (B)               35,800           1,581
   Dollar Financial*                               6,800              72
   Eagle Hospitality Properties Trust+*           92,300             841
   Education Realty Trust+*                        1,130              21
   Entertainment Properties Trust+                22,500           1,035
   Equity Inns+                                   87,900           1,169
   FBL Financial Group, Cl A                      16,900             467
   Federal Agricultural Mortgage,
     Cl C (B)                                     34,800             767
   FelCor Lodging Trust+ (B)*                    107,600           1,558
   First American                                133,400           5,355
   First Citizens Bancshares, Cl A                 1,300             188
   First Community Bancorp                        18,100             860
   First Community Bancshares (B)                  5,200             169
   First Financial Bancorp                        28,700             542
   First Financial Bankshares (B)                  4,100             139
   First Financial Holdings                        1,800              54
   First Indiana (B)                              56,270           1,670
   First Industrial Realty Trust+                 66,800           2,665
   First Merchants (B)                            20,100             499
   First Niagara Financial Group                 156,100           2,276
   FirstFed Financial*                            21,900           1,305
   FirstMerit                                     54,960           1,435
   Flagstar Bancorp (B)                          125,600           2,378
   Flushing Financial                             30,600             563
   Fpic Insurance Group (B)*                      25,800             757
   Frontier Financial                              5,400             136
   Gabelli Asset Management, Cl A                 19,300             853
   General Growth Properties+                    170,670           7,013
   Gold Banc                                     163,100           2,373
   Gramercy Capital+*                              5,700             139
   Greater Bay Bancorp (B)                        90,900           2,397
   Hancock Holding                                54,830           1,886
   Hanmi Financial                                62,700           1,047
   Harleysville Group                              6,900             144
   Heritage Property Investment Trust+             6,000             210
   Hilb Rogal & Hobbs (B)                        186,100           6,402
   HomeBanc+                                      94,200             856
   Horace Mann Educators (B)                      63,550           1,196
   Host Marriott+                                332,300           5,815
   HRPT Properties Trust+                         99,500           1,237
   Hub International                              80,000           1,559
   Independent Bank                                5,390             153
   Innkeepers USA Trust+                          67,700           1,011
   IPC Holdings                                   48,700           1,930
   Irwin Financial                               110,700           2,456

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   iStar Financial+ (B)                           85,500   $       3,556
   ITLA Capital*                                   4,600             248
   Jackson Hewitt Tax Service*                     3,900              92
   Jones Lang LaSalle*                             9,600             425
   Kimco Realty+                                 108,100           6,368
   LandAmerica Financial Group (B)                38,000           2,256
   Liberty Property Trust+                        33,500           1,484
   LTC Properties+                                38,300             793
   Macatawa Bank                                   7,275             252
   MainSource Financial Group                      5,085              92
   Max Re Capital                                121,900           2,792
   Medical Properties Trust+                      39,400             396
   Mercantile Bank                                 8,300             365
   MeriStar Hospitality+ (B)*                     42,900             369
   Mid-State Bancshares                           12,200             339
   Montpelier Re Holdings                         48,200           1,667
   National Health Investors+                     30,800             865
   Navigators Group*                               8,400             290
   NBT Bancorp                                    55,000           1,300
   New Century Financial+ (B)                     17,400             895
   Newcastle Investment+                          10,500             317
   Northwest Bancorp                               2,700              57
   Novastar Financial+ (B)                        12,200             478
   Odyssey Re Holdings (B)                        30,600             755
   Omega Healthcare Investors+                    40,700             523
   Pacific Capital Bancorp                        32,066           1,189
   Parkway Properties+                             5,500             275
   Pennsylvania Real Estate
     Investment Trust+                            62,900           2,988
   PFF Bancorp                                    35,250           1,068
   Philadelphia Consolidated
     Holding (B)*                                  1,600             136
   Placer Sierra Bancshares                       11,700             319
   Platinum Underwriters Holdings                 77,850           2,477
   PMI Group                                      38,470           1,500
   Presidential Life                              32,900             563
   ProAssurance*                                  37,670           1,573
   Prologis+                                      69,100           2,781
   Prosperity Bancshares                          27,800             795
   Provident Financial Holdings                    3,800             107
   PS Business Parks+                             39,100           1,738
   Public Storage+                                68,300           4,320
   PXRE Group                                    136,560           3,444
   R & G Financial, Cl B                          35,000             619
   Rainier Pacific Financial Group                58,800             914
   RAIT Investment Trust+                         30,600             916
   Ramco-Gershenson Properties+                   12,600             369
   Regency Centers+ (B)                           70,900           4,055
   RenaissanceRe Holdings                         41,300           2,034
   Safety Insurance Group                          9,800             331
   Saul Centers+                                  22,100             803
   Selective Insurance Group                      34,800           1,724
   Senior Housing Properties Trust+               70,900           1,341
   Signature Bank (B)*                            75,840           1,851
   Simmons First National (B)                      4,800             130
   Simon Property Group+                          99,400           7,206
   Sizeler Property Investors+                    20,700             273
   SL Green Realty+                               27,880           1,798
   Sterling Financial,
     Pennslyvania Shares (B)                      12,325             263
   Sterling Financial,
     Washington Shares*                           61,800           2,311
   Stewart Information Services (B)              164,400           6,905
   Strategic Hotel Capital+                       15,300             275
   Sunstone Hotel Investors+                      91,500           2,220
   SVB Financial Group (B)*                       40,500           1,940
   Thomas Properties Group                        59,200             741

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   TierOne                                        12,700   $         345
   Tompkins Trustco                                3,080             134
   Trico Bancshares                                5,900             132
   Trustmark                                      80,600           2,358
   U-Store-It Trust+*                            127,400           2,427
   UICI                                          100,700           2,998
   UMB Financial                                  45,270           2,582
   Umpqua Holdings                                11,600             273
   United Fire & Casualty                         16,400             729
   Universal American Financial*                  90,100           2,038
   Ventas+                                       135,700           4,098
   Vornado Realty Trust+ (B)                      46,100           3,706
   Washington Federal                            107,920           2,538
   Weingarten Realty Investors+                   24,700             969
   WesBanco                                       19,100             573
   West Coast Bancorp                              5,900             144
   Westcorp                                       10,500             550
   Winston Hotels+                               163,080           1,836
   Wintrust Financial                             17,300             906
   WR Berkley                                     78,825           2,812
   Zenith National Insurance (B)                  46,900           3,183
                                                           -------------
                                                                 259,578
                                                           -------------
HEALTH CARE -- 6.4%

   Accelrys (B)*                                 205,700           1,018
   Albany Molecular Research*                     35,900             503
   Alderwoods Group*                              47,800             687
   Alliance Imaging*                              54,200             567
   Alpharma, Cl A                                190,700           2,759
   Amedisys (B)*                                  50,000           1,839
   America Service Group*                        100,643           1,595
   Analogic                                       22,500           1,132
   Applera--Celera Genomics Group*               240,900           2,643
   Bio-Rad Laboratories, Cl A (B)*                10,000             592
   Community Health Systems (B)*                  79,500           3,004
   Cross Country Healthcare (B)*                  81,800           1,391
   DJ Orthopedics*                                91,600           2,513
   Enzon Pharmaceuticals*                         58,100             376
   First Horizon Pharmaceutical (B)*               7,000             133
   Flamel Technologies ADR (B)*                   40,200             728
   Genesis HealthCare (B)*                        64,800           2,999
   Health Net (B)*                               101,700           3,881
   HealthTronics*                                 46,100             599
   Henry Schein*                                   7,410             308
   Inspire Pharmaceuticals*                        5,600              47
   Kindred Healthcare (B)*                        24,900             986
   LifePoint Hospitals*                           56,000           2,829
   Magellan Health Services*                      56,500           1,995
   Mentor                                          3,600             149
   Mettler Toledo International*                  40,680           1,895
   Myriad Genetics (B)*                           94,100           1,473
   National Dentex*                              115,124           2,080
   Nu Skin Enterprises, Cl A                      61,400           1,431
   Orthofix International*                        29,140           1,254
   Owens & Minor                                  32,470           1,050
   Parexel International*                        128,650           2,554
   PerkinElmer                                    64,700           1,223
   Pharmacopeia Drug Discovery*                  133,350             537
   PRA International*                             11,900             319
   Prestige Brands Holdings*                     109,900           2,143
   Regeneron Pharmaceuticals*                     26,300             221
   Res-Care*                                     152,280           2,065
   Serologicals*                                   5,200             110
   Sybron Dental Specialties*                    177,880           6,692
   Symmetry Medical*                              48,900           1,151
   Techne*                                        10,000             459
   Triad Hospitals*                               17,310             946

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   Vertex Pharmaceuticals*                         6,100   $         103
   Viasys Healthcare*                             97,600           2,205
   West Pharmaceutical Services                   33,400             937
                                                           -------------
                                                                  66,121
                                                           -------------
INDUSTRIALS -- 17.3%

   Actuant, Cl A*                                 24,000           1,151
   Acuity Brands                                  67,180           1,726
   Alaska Air Group (B)*                          81,700           2,431
   Albany International, Cl A (B)                 98,271           3,155
   AMN Healthcare Services*                       63,000             947
   AO Smith                                       86,960           2,323
   Applied Industrial Technologies                53,850           1,739
   Arkansas Best                                  53,000           1,686
   Artesyn Technologies*                          39,000             339
   Banta (B)                                     132,630           6,016
   BearingPoint (B)*                             527,600           3,867
   Blount International*                          16,700             279
   Briggs & Stratton (B)                          75,030           2,598
   Brink's                                       158,100           5,692
   Calgon Carbon                                 121,400           1,074
   Cascade                                        25,400           1,099
   CDI                                            81,400           1,784
   CIRCOR International                           63,770           1,573
   CNH Global                                    146,760           2,772
   Consolidated Graphics*                         20,000             815
   Courier                                        31,210           1,199
   CPI Aerostructures*                            61,780             556
   Duratek*                                       52,960           1,228
   Dycom Industries*                              27,300             541
   Eagle Materials                                33,500           3,102
   EMCOR Group*                                   33,400           1,633
   Encore Wire*                                    6,700              78
   EnPro Industries*                              21,700             626
   Esterline Technologies*                        46,000           1,844
   ExpressJet Holdings*                          112,000             953
   Federal Signal                                 65,140           1,016
   Flowserve (B)*                                 57,100           1,728
   Freightcar America*                            44,300             878
   Frozen Food Express Industries*                11,200             127
   FTI Consulting (B)*                            46,600             974
   GATX (B)                                      116,900           4,033
   General Cable*                                159,900           2,371
   Genlyte Group*                                 17,400             848
   Geo Group*                                     19,700             494
   Global Power Equipment Group*                  77,100             613
   Griffon (B)*                                  251,520           5,584
   Grupo TMM ADR, Cl A*                          237,100             711
   Harsco                                         26,700           1,457
   Heidrick & Struggles International*            48,900           1,275
   IKON Office Solutions                          62,400             593
   Imagistics International*                       8,500             238
   Insituform Technologies, Cl A (B)*             65,240           1,046
   Integrated Electrical Services (B)*           111,410             217
   John H. Harland                                94,500           3,591
   Kadant*                                        47,750           1,047
   Kansas City Southern (B)*                     179,500           3,622
   Kaydon                                        122,220           3,404
   Kennametal                                     64,100           2,939
   Kirby*                                         68,000           3,067
   Laidlaw International (B)*                    185,700           4,475
   Lennox International (B)                      153,600           3,252
   LSI Industries                                 47,675             665
   M/I Homes                                      23,500           1,271
   Manitowoc                                      72,500           2,974
   Medical Staffing Network
     Holdings (B)*                               139,000             688

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   Milacron*                                     348,335   $         658
   Mueller Industries                             36,400             986
   Navistar International (B)*                    74,700           2,390
   NCO Group*                                     31,800             688
   NN                                             15,600             198
   Orbital Sciences (B)*                         119,300           1,181
   Overnite                                       30,900           1,328
   Pall (B)                                      148,500           4,508
   Perini*                                        22,200             365
   PHH*                                           23,100             594
   Quality Distribution*                          44,130             391
   Quanta Services (B)*                          164,300           1,446
   R.H. Donnelley (B)*                            40,300           2,498
   RailAmerica*                                   30,000             357
   Regal-Beloit                                   70,270           2,049
   Rent-Way*                                      15,000             148
   Republic Airways Holdings*                      5,000              72
   Robbins & Myers                                61,320           1,319
   Ryder System                                  114,500           4,191
   Sauer-Danfoss                                  12,100             215
   School Specialty (B)*                          45,910           2,135
   SCS Transportation*                             9,200             164
   Simpson Manufacturing                         122,000           3,727
   Skywest                                        65,500           1,191
   Source Interlink*                              95,260           1,178
   Sourcecorp*                                    31,300             620
   Stewart Enterprises, Cl A                     146,200             956
   Swift Transportation (B)*                      37,200             866
   Tecumseh Products, Cl A                        82,800           2,272
   Teledyne Technologies*                         47,700           1,554
   TeleTech Holdings (B)*                         34,600             282
   Terex (B)*                                     20,100             792
   Tetra Tech*                                   238,560           3,228
   Thomas & Betts*                                42,000           1,186
   Toro                                           24,200             934
   Tredegar                                       15,100             236
   Unifirst                                       44,200           1,792
   United Rentals (B)*                            61,000           1,233
   United Stationers*                             30,600           1,502
   Universal Forest Products (B)                  23,800             987
   Valmont Industries                             20,900             539
   Volt Information Sciences*                      7,000             166
   Wabash National                                26,800             649
   Wabtec                                         74,800           1,607
   Walter Industries (B)                          82,100           3,300
   Washington Group International (B)*            82,500           4,217
   Watson Wyatt Holdings                         173,300           4,442
   Woodward Governor                              14,000           1,176
   Yellow Roadway*                                 3,695             188
   York International                             23,400             889
                                                           -------------
                                                                 179,614
                                                           -------------
INFORMATION TECHNOLOGY -- 11.2%

   Adaptec*                                      181,000             702
   Advanced Digital Information*                 234,100           1,779
   Aeroflex*                                     126,450           1,062
   Agilysys                                      112,300           1,763
   Alliance Semiconductor*                       174,200             444
   Altiris*                                       99,400           1,459
   AMIS Holdings*                                 14,900             199
   Arris Group*                                  299,600           2,610
   Atari (B)*                                    185,700             516
   Avnet (B)*                                     60,790           1,370
   Axcelis Technologies (B)*                     141,900             973
   Belden CDT (B)                                193,780           4,108
   Bell Microproducts*                            22,800             214
   BISYS Group (B)*                               94,770           1,416

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   Black Box                                      89,400   $       3,165
   Borland Software*                             357,300           2,451
   Brooks Automation*                             48,600             722
   Checkpoint Systems*                            45,700             809
   Ciber*                                        146,400           1,168
   Coherent*                                      75,600           2,722
   CommScope*                                     41,900             729
   CSG Systems International*                     79,700           1,513
   Digi International*                            10,900             129
   Digitas (B)*                                  128,100           1,462
   E.piphany*                                    295,900           1,030
   Earthlink*                                    513,500           4,447
   Electro Scientific Industries*                  9,800             175
   Electronics for Imaging (B)*                   41,900             882
   Emulex (B)*                                    54,400             993
   eSpeed, Cl A*                                   5,600              50
   Fairchild Semiconductor International*        225,300           3,323
   Foundry Networks*                             133,500           1,152
   Gartner, Cl A (B)*                            203,200           2,158
   Hutchinson Technology (B)*                     37,000           1,425
   Hypercom*                                     245,900           1,591
   Hyperion Solutions*                            22,400             901
   Imation                                        28,000           1,086
   InFocus*                                      193,300             800
   Integrated Device Technology (B)*              68,100             732
   Intergraph*                                    10,000             345
   Intervideo*                                    12,500             180
   Ipass*                                         61,300             371
   IXYS*                                          16,000             227
   Keane*                                         84,300           1,155
   Keynote Systems*                              146,900           1,714
   Komag (B)*                                     55,000           1,560
   Kulicke & Soffa Industries*                    64,800             513
   Lawson Software (B)*                          378,000           1,947
   LeCroy*                                        35,600             490
   Littelfuse*                                    40,410           1,125
   LTX (B)*                                      231,800           1,150
   Majesco Entertainment (B)*                    100,910             660
   Manhattan Associates*                         122,800           2,359
   Maxtor (B)*                                   629,200           3,272
   Methode Electronics                           139,880           1,660
   MTS Systems                                    12,400             416
   Newport*                                       70,200             973
   Parametric Technology (B)*                    244,910           1,563
   Paxar*                                         67,200           1,193
   Performance Technologies*                       8,620              48
   Perot Systems, Cl A*                           87,200           1,240
   Photronics (B)*                               156,400           3,650
   Polycom*                                       46,800             698
   Pomeroy IT Solutions (B)*                      63,710             645
   Progress Software*                             30,600             923
   ProQuest*                                      78,000           2,558
   Quantum (B)*                                1,109,400           3,295
   RADWARE*                                       48,200             871
   Redback Networks*                             108,300             691
   Richardson Electronics                        191,000           1,394
   RSA Security*                                  38,300             440
   Seachange International*                       49,100             345
   Solectron*                                    210,600             798
   Startek (B)                                    19,900             327
   Stoneridge*                                    12,600              83
   Storage Technology*                            24,000             871
   Sybase (B)*                                   137,980           2,532
   SYKES Enterprises*                             35,900             340
   Synopsys*                                      62,330           1,039
   Tech Data*                                     40,900           1,497
   THQ (B)*                                       26,270             769

---------------------------------------------------------------------------
                                                           Market Value
Description                                   Shares       ($ Thousands)
---------------------------------------------------------------------------
   TIBCO Software (B)*                           644,600   $       4,216
   TTM Technologies*                              54,600             416
   Unisys*                                       452,800           2,866
   United Online                                 139,100           1,511
   Utstarcom (B)*                                106,500             798
   WatchGuard Technologies*                      118,300             464
   Wavecom ADR*                                  124,200           1,176
   webMethods*                                   212,700           1,191
   Zoran*                                         85,100           1,131
                                                           -------------
                                                                 115,926
                                                           -------------
MATERIALS -- 6.0%

   Airgas                                         28,600             706
   AK Steel Holding (B)*                         126,700             812
   Albemarle                                      84,100           3,067
   Alpha Natural Resources (B)*                   54,700           1,306
   Aptargroup                                     77,880           3,956
   Arch Chemicals                                 62,350           1,556
   Bowater                                        27,000             874
   Buckeye Technologies*                          60,000             478
   Cambrex                                        61,200           1,166
   Caraustar Industries*                          25,000             263
   Chesapeake                                     16,300             341
   Constar International*                        143,500             537
   Crown Holdings*                               349,900           4,979
   Cytec Industries                              114,900           4,573
   FMC*                                           51,100           2,869
   Foundation Coal Holdings*                      74,800           1,940
   Georgia Gulf                                   24,190             751
   Greif, Cl A                                    36,800           2,249
   H.B. Fuller                                    16,900             576
   Hercules*                                     188,500           2,667
   Jacuzzi Brands*                               278,200           2,985
   Mosaic (B)*                                   110,800           1,724
   Neenah Paper (B)*                              32,500           1,007
   NewMarket*                                    102,760           1,520
   Octel                                          52,800             950
   Olin (B)                                       88,730           1,618
   OM Group*                                      30,900             763
   Packaging of America                           32,900             693
   Quanex                                         48,800           2,587
   Reliance Steel & Aluminum                       5,500             204
   Rock-Tenn, Cl A                                68,700             869
   Schnitzer Steel Industries, Cl A (B)           57,900           1,372
   Schweitzer-Mauduit International               63,780           1,985
   Silgan Holdings                                52,700           2,964
   Steel Dynamics                                 28,900             759
   Terra Industries (B)*                         124,000             844
   USG (B)*                                       50,800           2,159
   Wellman                                       131,800           1,343
                                                           -------------
                                                                  62,012
                                                           -------------
TELECOMMUNICATION SERVICES -- 0.8%

   Adtran                                         46,900           1,163
   Aspect Communications*                         48,000             539
   Commonwealth Telephone
     Enterprises*                                 16,180             678
   CT Communications                               5,000              65
   Ditech Communications*                         32,100             208
   Dobson Communications (B)*                    229,400             977
   IDT*                                           61,800             818
   IDT, Cl B (B)*                                 66,400             874
   Novatel Wireless (B)*                          71,200             888
   SureWest Communications (B)                     7,500             193
   Talk America Holdings*                         66,600             667

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                          Shares/Face
                                          Amount           Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
   US Unwired (B)*                               241,300   $       1,404
                                                           -------------
                                                                   8,474
                                                           -------------
UTILITIES -- 3.8%

   AGL Resources                                  46,930           1,814
   Allete                                         38,099           1,901
   Avista                                         63,300           1,177
   Cascade Natural Gas                            65,300           1,339
   Centerpoint Energy (B)                        138,600           1,831
   Cleco                                          58,600           1,264
   CMS Energy (B)*                               194,900           2,935
   El Paso Electric (B)*                         103,100           2,108
   Energen                                        81,600           2,860
   Idacorp                                        48,610           1,489
   Laclede Group                                   3,400             108
   Northwest Natural Gas                          13,600             520
   NorthWestern (B)                               75,600           2,383
   Oneok (B)                                      16,900             552
   Pico Holdings (B)*                             91,100           2,711
   PNM Resources                                 126,700           3,650
   Sierra Pacific Resources (B)*                  48,300             601
   South Jersey Industries                        12,000             734
   UIL Holdings                                   24,200           1,302
   Unisource Energy                               36,700           1,129
   Westar Energy                                  93,100           2,237
   WGL Holdings                                   77,480           2,606
   Wisconsin Energy                               44,570           1,738
                                                           -------------
                                                                  38,989
                                                           -------------
Total Common Stock
   (Cost $827,060) ($ Thousands)                                 999,389
                                                           -------------
EXCHANGE TRADED FUNDS -- 0.4%

   iShares Russell 2000 Index Fund (B)*           32,060           2,042
   iShares Russell 2000 Value
     Index Fund (B)*                              25,200           1,621
                                                           -------------
Total Exchange Traded Funds
   (Cost $3,382) ($ Thousands)                                     3,663
                                                           -------------

                                          Number of
                                          Warrants

WARRANT -- 0.0%

   Washington Mutual (D)*                        383,342              69
                                                           -------------
Total Warrant
   (Cost $56) ($ Thousands)                                           69
                                                           -------------

                                          Number of
                                          Rights

RIGHT -- 0.0%

   Bank United (B) (G) (H)*                       46,300              --
                                                           -------------
Total Right
   (Cost $8) ($ Thousands)                                            --
                                                           -------------
CORPORATE OBLIGATIONS (C) (F) -- 9.9%

FINANCIALS -- 9.9%

   ASIF Global Financing XV (I)
     3.528%, 09/02/05                     $          310             310
   Allstate Life Global Funding II
     MTN (I)
     3.210%, 07/15/05                              1,537           1,537
   American General Finance
     5.875%, 07/14/06                                334             340

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
   American General Finance (I)
     3.220%, 07/15/05                     $        4,843   $       4,843
   Bear Stearns EXL
     3.230%, 07/15/05                              5,946           5,946
   CCN Bluegrass (I)
     3.340%, 07/18/05                              2,171           2,171
   CIT Group MTN
     3.620%, 07/29/05                                381             381
     3.260%, 08/12/05                              8,350           8,350
     3.250%, 07/19/05                                835             836
   Caterpillar Financial Services MTN,
     Ser F
     3.250%, 07/11/05                              1,670           1,670
   Countrywide Home Loans MTN,
     Ser A
     3.509%, 09/21/05                              2,739           2,739
   Countrywide Home Loans MTN,
     Ser M
     3.440%, 09/06/05                              3,808           3,808
     3.389%, 08/26/05                              1,002           1,002
     2.810%, 07/29/05                                735             735
   Dekabank
     3.187%, 07/19/05                              6,179           6,178
   Five Finance MTN (I)
     3.230%, 07/22/05                              4,743           4,743
   Harrier Finance Funding MTN (I)
     3.390%, 09/15/05                                969             969
   Irish Life & Permanent MTN,
     Ser X (I)
     3.270%, 07/21/05                              4,442           4,442
   Jackson National Life Funding (I)
     3.111%, 07/01/05                              7,348           7,348
   K2 MTN (I)
     3.354%, 09/12/05                                200             200
   Lakeside Funding (I)
     3.220%, 07/08/05                              1,670           1,670
   Liberty Lighthouse US Capital
     MTN (I)
     3.150%, 07/11/05                              3,340           3,338
   Morgan Stanley EXL
     3.150%, 07/05/05                              1,169           1,169
   Morgan Stanley EXL, Ser S
     3.130%, 07/05/05                              1,670           1,670
   Nationwide Building Society (I)
     3.478%, 09/28/05                              1,670           1,670
     3.160%, 07/07/05                              3,340           3,340
   Nordbank (I)
     3.300%, 07/25/05                              2,839           2,839
   Northern Rock (I)
     3.150%, 07/05/05                              3,440           3,440
   Pacific Life Global Funding (I)
     3.200%, 07/13/05                              2,505           2,505
   Premium Asset Trust (I)
     3.430%, 07/29/05                              3,173           3,175
     3.270%, 07/06/05                              2,472           2,473
     2.140%, 07/15/05                              4,676           4,676
   SLM EXL, Ser S
     3.220%, 07/15/05                              3,674           3,674
   SLM MTN, Ser X (I)
     3.260%, 07/20/05                              6,680           6,680
   White Pine Finance MTN, Ser 1 (I)
     3.081%, 07/01/05                              1,470           1,470
                                                           -------------
Total Corporate Obligations
   (Cost $102,337) ($ Thousands)                                 102,337
                                                           -------------

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES (C) (F) (I) -- 4.5%

AUTOMOTIVE -- 0.7%

   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
     3.327%, 05/15/06                     $        6,869   $       6,869
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
     3.240%, 07/15/05                                583             583
                                                           -------------
                                                                   7,452
                                                           -------------
MORTGAGE RELATED SECURITIES -- 3.8%

   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
     3.260%, 07/20/05                              2,138           2,138
   Blue Heron Funding, Ser 9A, Cl A1
     3.344%, 07/25/05                              3,340           3,340
   CCN Independence IV
     3.306%, 07/15/05                              1,837           1,837
     3.290%, 07/15/05                              1,169           1,169
   Cheyne High Grade, Ser 2004-1A,
     Cl A1
     3.250%, 08/10/05                              1,921           1,921
   Commodore, Ser 2003-2A,
     Cl A1MM
     3.490%, 09/12/05                              1,536           1,536
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     3.193%, 07/08/05                              2,505           2,505
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
     3.310%, 07/20/05                              4,743           4,743
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
     3.364%, 07/25/05                              3,340           3,340
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
     3.370%, 08/18/05                              3,265           3,265
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
     3.364%, 07/25/05                              5,073           5,073
   RMAC, Ser 2004-NS3A, Cl A1
     3.210%, 07/12/05                              1,295           1,295
   Saturn Ventures II
     3.220%, 07/07/05                              3,708           3,708
   TIAA Real Estate, Ser 2003 1A,
     Cl A1
     3.350%, 07/28/05                              2,157           2,157
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
     3.430%, 09/15/05                                835             835
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
     3.430%, 09/15/05                                601             601
                                                           -------------
                                                                  39,463
                                                           -------------
Total Asset-Backed Securities
   (Cost $46,915) ($ Thousands)                                   46,915
                                                           -------------

CASH EQUIVALENTS -- 3.6%

   First Union Cash
     Management Program                        1,139,711           1,140

---------------------------------------------------------------------------
                                          Shares/Face
                                          Amount           Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A ++           36,322,695   $      36,323
                                                           -------------
Total Cash Equivalents
   (Cost $37,463) ($ Thousands)                                   37,463
                                                           -------------
COMMERCIAL PAPER (C) (E) -- 2.0%

FINANCIALS -- 2.0%

   Ajax Bambino Funding
     3.127%, 07/06/05                     $        3,340           3,339
   Beethoven Funding
     3.115%, 07/05/05                              1,670           1,670
   Belmont Funding
     3.480%, 07/01/05                             10,893          10,893
   Brahms Funding
     3.267%, 08/05/05                              1,670           1,665
   Carmel Mountain Funding Trust
     3.190%, 07/13/05                                835             834
   Mica Funding
     3.309%, 07/19/05                              1,670           1,667
                                                           -------------
Total Commercial Paper
   (Cost $20,068) ($ Thousands)                                   20,068
                                                           -------------
MASTER NOTES (C) -- 1.2%

   Bank of America
     3.518%, 07/01/05                              8,351           8,351
   Bear Stearns
     3.613%, 07/01/05                              4,008           4,008
                                                           -------------
Total Master Notes
   (Cost $12,359) ($ Thousands)                                   12,359
                                                           -------------
CERTIFICATES OF DEPOSIT (C) (F) -- 0.7%

   U.S. Trust
     3.341%, 07/14/05                              3,340           3,340
   Washington Mutual Bank
     3.270%, 08/18/05                              3,941           3,941
                                                           -------------
Total Certificates of Deposit
   (Cost $7,281) ($ Thousands)                                     7,281
                                                           -------------
U.S. TREASURY OBLIGATION (A) -- 0.1%

   U.S. Treasury Bills
     2.892%, 08/25/05                              1,210           1,205
                                                           -------------
Total U.S. Treasury Obligation
   (Cost $1,205) ($ Thousands)                                     1,205
                                                           -------------
REPURCHASE AGREEMENTS (C) -- 2.8%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $9,730,938 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $178,777-
   $4,972,499, 0.000%-4.500%, 04/12/06-
   05/15/23; with total market value
   $9,924,625)                                     9,730           9,730

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP VALUE FUND
June 30, 2005

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $10,021,424 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $49,401-
   $3,690,478, 3.625%-6.790%, 02/15/07-
   03/05/19; with total market value
   $10,220,904)                           $       10,020   $      10,020
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $3,607,710 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $1,944,809-
   $2,169,903, 0.000%-6.000%, 05/15/11-
   04/15/15; with total market value
   $3,679,535)                                     3,607           3,607
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $6,680,950 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $93,859-$684,934,
   0.000%-5.250%, 07/19/05-05/15/26; with
   total market value $6,814,047)                  6,680           6,680
                                                           -------------
Total Repurchase Agreements
   (Cost $30,037) ($ Thousands)                                   30,037
                                                           -------------
Total Investments -- 121.7%
   (Cost $1,088,171) ($ Thousands)                         $   1,260,786
                                                           =============
Percentages are based on Net Assets of $1,036,311 ($ Thousands).
* Non-income producing security.
** Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $211,655 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $218,997 ($ Thousands).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(G) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(H) Securities considered illiquid. The total value of such securities as of June 30, 2005 was $581 ($ Thousands) and represented 0.01% of Net Assets.
(I) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of June 30, 2005 was $581 ($ Thousands) and represented 0.06% of Net Assets.
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series
At June 30, 2005, the tax basis cost of the Fund's investments was $1,088,171, and the unrealized appreciation and depreciation were $213,773 and $(41,158), respectively ($ Thousands).

The Fund had long futures contracts open as of June 30, 2005:

---------------------------------------------------------------------------
                                                           Unrealized
                                                           Appreciation/
Contract        Number of  Contract Value   Expiration    Depreciation
Description     Contracts  ($Thousands)      Date          ($Thousands)
---------------------------------------------------------------------------

Russell 2000
Index              224     $    14,080        09/17/05     $    325
S&P 400
Index               13           3,903        09/17/05          (18)
                                                           --------
                                                           $    307
                                                           ========

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are zero or have been rounded to zero.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
COMMON STOCK** -- 95.7%

CONSUMER DISCRETIONARY -- 16.8%

   1-800 Contacts*                                50,500   $         978
   AC Moore Arts & Crafts (B)*                    39,000           1,233
   Advo                                           35,500           1,131
   Aeropostale (B)*                               18,000             605
   America's Car Mart (B)*                       102,450           2,306
   American Retirement*                            6,700              98
   AnnTaylor Stores (B)*                          34,900             847
   BJ's Restaurants*                             362,000           7,363
   Blue Nile (B)*                                 50,800           1,661
   Bluegreen*                                      6,900             120
   BlueLinx Holdings*                             30,600             324
   Buffalo Wild Wings (B)*                        37,200           1,161
   Build-A-Bear Workshop (B)*                    115,500           2,708
   Carter's*                                      57,500           3,357
   Catalina Marketing (B)                         31,700             805
   Central Garden & Pet*                          73,555           3,613
   Charming Shoppes (B)*                         223,700           2,087
   Cheesecake Factory (B)*                        70,700           2,455
   Christopher & Banks                            61,050           1,115
   CKE Restaurants (B)                           114,700           1,597
   Coach*                                        137,000           4,599
   Commercial Vehicle Group*                      20,900             371
   Cost Plus*                                     48,600           1,212
   Ctrip.com International ADR                    57,090           2,905
   DiamondRock Hospitality (D) (G)*              167,600           1,894
   Dick's Sporting Goods (B)*                     93,235           3,598
   Dover Downs Gaming & Entertainment             17,500             232
   Education Management*                          49,400           1,666
   Fossil*                                        28,800             654
   Four Seasons Hotels                            27,100           1,791
   GameStop, Cl A (B)*                           106,900           3,497
   Genesco*                                       54,000           2,003
   Gildan Activewear*                             83,000           2,187
   Great Wolf Resorts*                            22,600             462
   Group 1 Automotive*                            80,300           1,930
   Guitar Center (B)*                             60,100           3,508
   Hibbett Sporting Goods (B)*                   155,025           5,866
   HOT Topic (B)*                                256,650           4,907
   Imax*                                         141,370           1,405
   Jarden (B)*                                    64,115           3,457
   Knoll*                                        145,500           2,490
   Laureate Education (B)*                        36,900           1,766
   Life Time Fitness*                             31,600           1,037
   Lin TV, Cl A*                                  70,500             979
   Lions Gate Entertainment*                     357,992           3,673
   Marchex, Cl B (B)*                            284,300           4,276
   Marvel Enterprises (B)*                        70,650           1,393
   Meritage Homes (B)*                            30,400           2,417
   Mikohn Gaming*                                 91,915           1,353
   Movie Gallery (B)                              74,700           1,974
   MTR Gaming Group*                              31,700             369
   New York*                                      12,700             267
   Nexstar Broadcasting Group, Cl A (B)*         110,300             684
   Outdoor Channel Holdings (B)*                  95,500           1,314
   Pantry*                                        67,400           2,610
   Parkervision (B)*                             223,000           1,371
   Petco Animal Supplies*                         21,700             636
   Phillips-Van Heusen                           100,465           3,284
   Provide Commerce (B)*                          63,300           1,367
   Quiksilver*                                    56,200             898
   Rare Hospitality International*                98,850           3,012
   Reader's Digest Association                    36,700             606
   Red Robin Gourmet Burgers (B)*                 61,900           3,837

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Regis                                          55,300   $       2,161
   Select Comfort (B)*                            94,900           2,034
   Shuffle Master (B)*                           105,195           2,949
   Sinclair Broadcast Group, Cl A                 17,100             155
   Sonic (B)*                                     97,400           2,974
   Sonic Solutions (B)*                          101,600           1,890
   Sotheby's Holdings, Cl A*                      51,700             708
   Sports Authority*                              30,100             957
   Standard Motor Products                        85,700           1,131
   Standard-Pacific                               23,500           2,067
   Stein Mart*                                    40,800             898
   Tekelec (B)*                                  114,000           1,915
   Tenneco Automotive*                            12,500             208
   Theglobe.com*                               1,281,600             128
   Thor Industries (B)                            76,600           2,408
   Timberland, Cl A*                              53,300           2,064
   Too*                                          113,700           2,657
   Tractor Supply*                                56,000           2,750
   TRM (B)*                                       58,400             982
   Urban Outfitters*                              86,500           4,904
   Value Line                                     20,800             816
   Volcom*                                        18,400             493
   Warnaco Group*                                107,200           2,492
   WESCO International*                            5,600             176
   Yankee Candle*                                 82,500           2,648
   Zale*                                           3,900             124
                                                           -------------
                                                                 168,010
                                                           -------------
CONSUMER STAPLES -- 1.6%

   Chattem (B)*                                   85,670           3,547
   Coca-Cola Bottling Consolidated                 3,400             172
   Gold Kist*                                    137,300           2,963
   NBTY*                                          85,200           2,210
   Premium Standard Farms (B)*                    91,600           1,227
   Sanderson Farms (B)                            27,000           1,227
   Spartan Stores*                                16,200             238
   United Natural Foods (B)*                     160,035           4,860
                                                           -------------
                                                                  16,444
                                                           -------------
ENERGY -- 4.5%

   Atwood Oceanics*                                8,600             530
   Berry Petroleum, Cl A                          50,025           2,645
   Cabot Oil & Gas                                61,300           2,127
   Cal Dive International (B)*                    90,400           4,734
   CARBO Ceramics                                 16,940           1,338
   Denbury Resources*                             79,200           3,150
   Encore Acquisition (B)*                        46,000           1,886
   Hydril*                                       101,115           5,496
   KCS Energy*                                    71,000           1,233
   Lone Star Technologies*                         7,500             341
   Penn Virginia                                  46,300           2,068
   Petroleum Development*                         46,000           1,465
   Range Resources                                57,200           1,539
   Remington Oil & Gas*                           11,800             421
   Southwestern Energy*                           22,800           1,071
   Stone Energy*                                  48,500           2,372
   Superior Energy Services*                     111,200           1,979
   Swift Energy (B)*                              79,000           2,830
   Syntroleum (B)*                               138,400           1,420
   Tetra Technologies*                            53,400           1,701
   Veritas DGC*                                   14,900             413
   Vintage Petroleum                              74,900           2,282
   W-H Energy Services*                           71,000           1,770
                                                           -------------
                                                                  44,811
                                                           -------------

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
FINANCIALS -- 10.3%

   Acadia Realty Trust+                          125,000   $       2,331
   Advance America Cash
      Advance Centers*                            84,100           1,346
   Affiliated Managers Group (B)*                 47,150           3,222
   American Home
      Mortgage Investment+ (B)                    86,400           3,021
   Asset Acceptance Capital*                      62,055           1,608
   Bank of the Ozarks (B)                         15,900             522
   Brookline Bancorp                              97,900           1,592
   Cascade Bancorp (B)                            54,450           1,146
   Center Financial                               25,300             628
   Commercial Capital Bancorp                    259,233           4,332
   Corixa (B)*                                   197,700             866
   Delphi Financial Group, Cl A (B)               72,750           3,212
   DiamondRock Hospitality+*                         900              10
   Downey Financial                               33,200           2,430
   E*Trade Financial*                            659,200           9,222
   Education Realty Trust+*                       91,500           1,674
   Encore Capital Group*                          89,700           1,525
   Euronet Worldwide*                            150,075           4,363
   First Cash Financial Services*                 87,350           1,867
   First Regional Bancorp*                         1,300              86
   First Republic Bank                            55,700           1,968
   FirstFed Financial*                            31,100           1,854
   Glacier Bancorp                                31,012             810
   Gramercy Capital+*                             10,500             257
   Greenhill (B)                                  54,900           2,224
   Hanmi Financial                                53,600             895
   HCC Insurance Holdings                         53,600           2,030
   Hub International                              50,600             986
   Huron Consulting Group                         31,400             739
   Jones Lang LaSalle*                             5,900             261
   Kansas City Life Insurance                     28,900           1,389
   KNBT Bancorp                                  146,000           2,203
   Marlin Business Services*                       4,000              80
   Medical Properties Trust+                     169,000           1,698
   MFA Mortgage Investments+                     159,000           1,185
   Morningstar (B)*                               19,200             540
   MortgageIT Holdings+                           42,700             779
   Nara Bancorp                                   55,100             809
   Nasdaq Stock Market*                          126,500           2,386
   NorthStar Realty Finance+*                     95,300           1,000
   Old Second Bancorp (B)                          9,600             279
   Online Resources*                              50,500             571
   optionsXpress Holdings (B)*                   163,500           2,485
   PFF Bancorp                                    68,660           2,080
   Philadelphia Consolidated
      Holding (B)*                                22,900           1,941
   Placer Sierra Bancshares                       43,600           1,189
   Platinum Underwriters Holdings                 58,860           1,873
   Portfolio Recovery Associates*                  5,700             240
   Preferred Bank*                                 2,100              83
   ProAssurance*                                  52,125           2,177
   RAIT Investment Trust+                         41,500           1,243
   Redwood Trust+                                 11,100             573
   Saxon Capital+                                 48,000             819
   Shurgard Storage Centers, Cl A+                34,500           1,586
   Signature Bank*                                80,700           1,969
   Sterling Financial,
      Washington Shares*                          30,844           1,154
   SVB Financial Group (B)*                      123,300           5,906
   TAC Acquisition*                                4,600              --
   TierOne                                        83,900           2,276
   United PanAm Financial*                        42,700           1,170
   Vineyard National Bancorp (B)                   4,800             152
   Westcorp                                       79,000           4,141

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Wilshire Bancorp                               39,100   $         560
   World Acceptance*                               5,400             162
                                                           -------------
                                                                 103,725
                                                           -------------
HEALTH CARE -- 18.9%

   Abgenix (B)*                                  246,300           2,113
   Advanced Medical Optics*                       34,500           1,371
   Albany Molecular Research*                     26,600             372
   Align Technology (B)*                         186,900           1,378
   Alkermes (B)*                                 178,600           2,361
   Alliance Imaging*                             147,300           1,541
   American Healthways (B)*                       82,980           3,508
   American Medical Systems Holdings*            270,540           5,587
   American Science & Engineering*                 4,000             178
   Amsurg*                                        69,500           1,925
   Amylin Pharmaceuticals (B)*                   121,700           2,547
   Andrx*                                         45,800             930
   Animas (B)*                                   114,600           2,309
   Applera--Celera Genomics Group*               132,300           1,451
   Apria Healthcare Group*                        12,700             440
   Ariad Pharmaceuticals (B)*                    335,400           2,234
   Array Biopharma*                              239,900           1,511
   Arthrocare (B)*                                51,500           1,799
   Aspect Medical Systems*                        21,800             648
   Barrier Therapeutics*                          13,000             103
   Bio-Rad Laboratories, Cl A (B)*                45,300           2,682
   BioMarin Pharmaceuticals*                      31,400             235
   BioScrip*                                     121,000             726
   Biosite (B)*                                   59,500           3,272
   Caraco Pharmaceutical Laboratories*            12,000             103
   Cardiodynamics International*                  49,000              78
   Cell Genesys (B)*                             468,400           2,506
   Cephalon (B)*                                 210,000           8,360
   Cerner (B)*                                    19,800           1,346
   Chemed                                         48,730           1,992
   Conceptus (B)*                                157,900             892
   Connetics (B)*                                153,900           2,715
   Conor Medsystems (B)*                          58,300             895
   Crucell ADR (B)*                               35,900             862
   Cubist Pharmaceuticals (B)*                   332,400           4,378
   CV Therapeutics (B)*                          316,100           7,087
   Depomed (B)*                                  137,600             601
   Digene (B)*                                    76,700           2,123
   Dyax*                                         151,500             715
   Encysive Pharmaceuticals (B)*                 525,400           5,680
   Enzon Pharmaceuticals*                         77,900             505
   Exact Sciences*                               157,000             358
   Exelixis*                                     287,821           2,139
   Eyetech Pharmaceuticals (B)*                   43,900             555
   First Horizon Pharmaceutical (B)*             111,500           2,123
   Gen-Probe*                                     35,700           1,293
   Genitope (B)*                                  64,100             823
   Guilford Pharmaceuticals (B)*                 300,000             681
   Haemonetics*                                    6,300             256
   HealthTronics*                                 31,500             409
   Human Genome Sciences*                        191,500           2,218
   Immucor (B)*                                   88,800           2,571
   Impax Laboratories (B)*                        93,500           1,468
   Incyte (B)*                                   374,000           2,674
   IRIS International (B)*                        64,555           1,149
   Isis Pharmaceuticals (B)*                     398,500           1,558
   Isolagen (B)*                                 200,100             820
   Ista Pharmaceuticals (B)*                      72,100             600
   Kos Pharmaceuticals (B)*                       40,900           2,679
   Kosan Biosciences*                            154,700             817
   LabOne*                                        23,700             944
   Langer (B)*                                    99,700             648

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Lifecell*                                      40,500   $         640
   Lifecore Biomedical*                           29,300             319
   LifePoint Hospitals*                           68,900           3,481
   Magellan Health Services*                      29,800           1,052
   Martek Biosciences (B)*                        38,700           1,469
   Medarex (B)*                                  516,100           4,299
   Medcath*                                       45,500           1,265
   Medical Action Industries*                      4,800              86
   Medicis Pharmaceutical, Cl A (B)              107,800           3,421
   Mentor (B)                                     53,000           2,198
   MGI Pharma (B)*                               106,900           2,326
   Nabi Biopharmaceuticals (B)*                  117,400           1,788
   Nektar Therapeutics (B)*                      292,100           4,919
   Neose Technologies*                           247,300             779
   NitroMed (B)*                                  99,700           1,939
   Option Care (B)                                96,980           1,367
   OraSure Technologies*                         227,700           2,275
   Orchid Cellmark*                               42,500             459
   Pain Therapeutics (B)*                        287,500           1,941
   PainCare Holdings (B)*                        121,400             526
   Par Pharmaceutical*                            17,800             566
   Pediatrix Medical Group*                        2,300             169
   Pharmion (B)*                                  59,100           1,372
   PolyMedica (B)                                 61,200           2,182
   Pozen*                                        101,100             829
   PRA International*                             11,700             313
   Protein Design Labs (B)*                      104,400           2,110
   PSS World Medical*                            220,100           2,740
   Psychiatric Solutions (B)*                    106,205           5,173
   Quality Systems (B)                            27,790           1,317
   Radiation Therapy Services (B)*                47,700           1,266
   Renovis (B)*                                   37,400             571
   Rigel Pharmaceuticals (B)*                     93,400           1,861
   Rotech Healthcare*                             65,000           1,706
   Salix Pharmaceuticals*                         45,800             809
   SeraCare Life Sciences*                        45,400             635
   Serologicals (B)*                              12,800             272
   SFBC International*                            88,040           3,401
   Sierra Health Services*                         6,800             486
   Stratagene*                                     6,800              59
   SurModics (B)*                                 49,250           2,136
   Symmetry Medical*                              14,700             346
   Taro Pharmaceuticals Industries*               49,000           1,424
   Techne*                                        13,800             634
   Telik*                                        220,800           3,590
   Third Wave Technologies*                      482,900           1,898
   Transgenomic*                                 405,600             276
   United Therapeutics (B)*                       78,100           3,764
   Vasogen*                                      183,100             899
   West Pharmaceutical Services                   37,900           1,063
   Zymogenetics*                                  24,200             426
                                                           -------------
                                                                 189,684
                                                           -------------
INDUSTRIALS -- 12.4%

   Aaon*                                           4,300              77
   Active Power (B)*                             135,500             440
   Advisory Board*                                54,663           2,664
   AGCO (B)*                                     140,000           2,677
   Airtran Holdings (B)*                          81,700             754
   Alliant Techsystems (B)*                       22,550           1,592
   American Ecology                               56,400           1,010
   Arlington Tankers                              92,000           2,005
   Armor Holdings (B)*                            45,600           1,806
   Artesyn Technologies (B)*                      78,700             685
   Aviall*                                        38,600           1,219
   Beacon Roofing Supply*                         20,860             549
   Blount International*                         183,300           3,059

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Bucyrus International, Cl A                    31,600   $       1,200
   Ceradyne*                                      62,050           1,494
   Clean Harbors (B)*                             45,400             984
   Collectors Universe*                          103,300           1,810
   Columbus McKinnon*                             19,300             211
   Consolidated Graphics*                         17,300             705
   Corinthian Colleges (B)*                      156,700           2,001
   Corporate Executive Board                      21,937           1,718
   Corrections of America*                        37,700           1,480
   CoStar Group*                                  33,400           1,456
   CRA International (B)*                         10,500             565
   DiamondCluster International (B)*             128,000           1,446
   Dynamex*                                        5,500              94
   Eagle Materials                                12,600           1,167
   EDO                                            68,800           2,058
   EGL*                                           58,100           1,181
   Engineered Support Systems                    107,650           3,857
   ESCO Technologies*                             27,495           2,772
   ExpressJet Holdings*                          137,600           1,171
   Franklin Electric                              12,000             464
   Frozen Food Express Industries*                20,800             235
   General Maritime*                              35,045           1,486
   GrafTech International*                       361,900           1,556
   HUB Group, Cl A (B)*                           69,140           1,732
   Infospace*                                     33,200           1,093
   Innovative Solutions & Support (B)*            92,190           3,095
   Intermagnetics General*                       116,268           3,576
   iPayment*                                      21,500             785
   Iron Mountain*                                 62,300           1,933
   JLG Industries                                 51,600           1,418
   Joy Global (B)                                 77,440           2,601
   Kenexa*                                       118,100           1,559
   Knight Transportation (B)                      74,550           1,814
   Korn/Ferry International*                      24,700             438
   Labor Ready*                                   79,400           1,851
   Lennox International (B)                       98,200           2,079
   Lincoln Electric Holdings                      65,800           2,181
   LKQ*                                           37,700           1,024
   M/I Homes                                      38,800           2,099
   Mercury Computer Systems*                      63,500           1,738
   Mesa Air Group (B)*                            27,500             185
   Mine Safety Appliances                         46,280           2,138
   Molecular Devices*                             21,300             461
   Moog, Cl A*                                    64,718           2,038
   Navigant Consulting (B)*                      219,000           3,868
   NCI Building Systems*                          60,200           1,975
   Nordson                                        29,200           1,001
   Old Dominion Freight Line*                     64,100           1,720
   Pinnacle Airlines (B)*                         66,100             568
   RailAmerica*                                   49,600             590
   Rent-Way*                                      16,200             159
   Republic Airways Holdings*                     24,200             350
   Resources Connection (B)*                     129,200           3,001
   Ritchie Bros. Auctioneers                      65,200           2,513
   Rofin-Sinar Technologies*                       2,575              84
   Sauer-Danfoss                                  14,900             265
   Simpson Manufacturing                          38,500           1,176
   Skywest                                        32,600             593
   Stericycle*                                    19,000             956
   Strayer Education                              24,300           2,096
   Surebeam, Cl A (B)*                           580,855               2
   Swift Transportation (B)*                      11,300             263
   Symmetricom*                                   27,200             282
   Sypris Solutions                              110,345           1,365
   Terex (B)*                                     29,800           1,174
   TNS*                                           14,700             344
   United Rentals (B)*                           119,000           2,405

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Universal Display (B)*                         16,400   $         169
   Universal Forest Products (B)                  42,200           1,749
   Universal Truckload Services*                  79,300           1,339
   USA Truck*                                     21,500             532
   Ventiv Health*                                107,165           2,066
   Wabash National                                50,400           1,221
   Walter Industries (B)                          18,800             756
   WCI Communities*                               64,100           2,053
   Wright Express (B)*                           137,000           2,530
                                                           -------------
                                                                 124,651
                                                           -------------
INFORMATION TECHNOLOGY -- 26.8%

   Adaptec (B)*                                  560,100           2,173
   Aeroflex*                                     155,800           1,309
   Agile Software*                               153,900             970
   Akamai Technologies*                          230,100           3,021
   Altera*                                       242,500           4,806
   American Reprographics*                       125,700           2,023
   AMIS Holdings*                                 67,800             904
   Ansoft*                                         3,500              85
   Ansys (B)*                                     60,170           2,137
   aQuantive (B)*                                279,300           4,949
   Arris Group*                                   41,600             362
   Aspen Technology*                             106,600             554
   Asyst Technologies*                           349,000           1,557
   Atari*                                        332,600             925
   ATMI (B)*                                      46,050           1,336
   Avid Technology (B)*                           37,500           1,998
   Bel Fuse, Cl B                                  9,600             293
   Bell Microproducts*                            41,600             391
   BISYS Group*                                   95,500           1,427
   Blackbaud (B)                                 127,100           1,716
   Brooks Automation (B)*                        295,900           4,394
   Cabot Microelectronics (B)*                    21,500             623
   Catapult Communications*                       10,100             172
   CCC Information Services Group*                13,400             321
   CNET Networks*                                121,100           1,422
   Cognex (B)                                     97,892           2,564
   Coherent*                                       3,500             126
   CommScope*                                     14,500             252
   Comtech Telecommunications*                    27,000             881
   Corillian*                                    414,892           1,286
   Credence Systems (B)*                         766,540           6,937
   Cryptologic                                    39,405           1,183
   CSG Systems International*                     27,800             528
   Cymer (B)*                                    200,300           5,278
   Daktronics*                                    27,500             550
   Digi International*                            18,000             213
   Digimarc*                                     377,500           2,065
   Digital Insight*                               69,455           1,661
   Digital River (B)*                             27,000             857
   Digitas*                                       68,700             784
   Diodes*                                        19,500             608
   Dot Hill Systems*                             306,500           1,606
   Earthlink*                                    258,100           2,235
   Emulex (B)*                                   181,300           3,311
   Epicor Software*                               20,800             275
   F5 Networks (B)*                               62,305           2,943
   FARO Technologies*                             67,420           1,838
   FEI*                                          174,400           3,978
   Genesis Microchip (B)*                        215,700           3,982
   GSI Commerce (B)*                              63,020           1,056
   Harmonic*                                     313,200           1,513
   Homestore (B)*                                680,300           1,381
   Hutchinson Technology (B)*                    134,600           5,183
   Hyperion Solutions*                            24,200             974
   Identix (B)*                                  165,600             833

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Imation                                        36,500   $       1,416
   Immersion (B)*                                566,700           3,021
   InPhonic (B)*                                  55,600             855
   Integrated Circuit Systems*                    48,300             997
   Integrated Device Technology (B)*             107,000           1,150
   Inter-Tel                                      52,400             975
   Intergraph*                                    10,200             351
   Intermix Media (B)*                           115,300             965
   International Rectifier (B)*                   32,300           1,541
   Internet Security Systems*                     55,600           1,128
   Intervideo*                                    11,600             167
   InterVoice*                                    28,000             242
   Interwoven*                                   182,000           1,370
   Intrado*                                       34,800             521
   Iomega                                        439,000           1,163
   iVillage*                                     356,700           2,133
   IXYS*                                          25,900             367
   j2 Global Communications (B)*                  12,900             444
   Jack Henry & Associates (B)                   133,600           2,446
   Jupitermedia*                                 426,330           7,303
   Kanbay International*                          49,600           1,146
   KFX (B)*                                      123,000           1,758
   Komag (B)*                                    104,000           2,950
   Kronos*                                        13,500             545
   Lattice Semiconductor*                      1,297,600           5,761
   Leadis Technology*                            201,600           1,623
   Lionbridge Technologies*                      208,800           1,416
   LivePerson*                                   160,700             501
   Macrovision*                                  132,100           2,978
   Magma Design Automation*                       29,200             244
   Manhattan Associates*                          55,000           1,057
   Matrixone*                                    268,000           1,340
   Mattson Technology*                           187,500           1,342
   MAXIMUS (B)                                    94,170           3,323
   Mentor Graphics*                              232,800           2,386
   Merix (B)*                                    113,100             662
   Metrologoc Instruments*                        26,100             327
   Micrel*                                         7,600              88
   Micromuse (B)*                                 98,900             560
   Micros Systems (B)*                           124,725           5,581
   Microsemi*                                    137,785           2,590
   MicroStrategy, Cl A*                           12,300             652
   Motive*                                       194,230           1,929
   MTS Systems                                    34,900           1,172
   Multi-Fineline Electronix*                     78,665           1,447
   Mykrolis*                                     172,900           2,457
   Netease.com ADR (B)*                           10,400             594
   Netgear (B)*                                   17,500             326
   O2Micro International*                        208,700           2,932
   Omnivision Technologies (B)*                  141,500           1,923
   Onyx Software*                                 92,725             334
   Open Solutions*                                54,600           1,109
   OSI Systems (B)*                              148,500           2,345
   Packeteer*                                     25,800             364
   PalmOne (B)*                                   20,800             619
   Paxar*                                         84,500           1,500
   Perot Systems, Cl A*                          111,800           1,590
   Pixelworks*                                   583,150           5,003
   Plantronics                                    25,400             924
   PLX Technology*                               241,100           2,450
   Polycom*                                      455,800           6,796
   Power Integrations*                            77,600           1,674
   Powerwave Technologies (B)*                   141,260           1,444
   ProQuest*                                      48,300           1,584
   Quest Software*                                17,200             234
   Radisys*                                      166,400           2,687
   Red Hat (B)*                                  192,100           2,517

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

--------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
--------------------------------------------------------------------------
   RightNow Technologies*                         80,700   $         970
   RSA Security*                                 113,400           1,302
   Rudolph Technologies*                         188,400           2,700
   ScanSoft (B)*                                 641,200           2,424
   Seachange International*                      227,500           1,597
   Secure Computing*                             149,500           1,627
   Serena Software (B)*                          189,290           3,653
   Sigmatel*                                      73,000           1,253
   Silicon Image*                                 12,100             124
   Sina*                                          38,600           1,077
   Sirf Technology Holdings*                     316,981           5,604
   Skyworks Solutions*                           650,000           4,791
   Spatialight (B)*                              363,500           2,061
   SRA International, Cl A*                       16,314             566
   SS&C Technologies                              50,920           1,613
   STATS ChipPAC ADR (B)*                        205,682           1,464
   Stratasys (B)*                                 53,550           1,750
   SupportSoft*                                  258,200           1,340
   Synaptics*                                     75,680           1,617
   TAC Acquisition*                              358,700           2,152
   Tessera Technologies (B)*                     149,000           4,978
   TIBCO Software*                               237,900           1,556
   TradeStation Group (B)*                       227,900           1,955
   Triquint Semiconductor*                       870,900           2,900
   Trizetto Group*                                 8,400             118
   Ultra Clean Holdings*                         162,600           1,211
   United Online                                  27,700             301
   Verint Systems*                                 3,500             113
   WebEx Communications*                          41,000           1,083
   Websense*                                      10,400             500
   Western Digital*                              286,000           3,838
   Wind River Systems*                            19,800             310
                                                           -------------
                                                                 268,636
                                                           -------------
MATERIALS -- 2.9%

   AK Steel Holding (B)*                         185,600           1,190
   Apex Silver Mines (B)*                        155,000           2,130
   Arch Coal                                      77,700           4,232
   Carpenter Technology (B)                       63,370           3,283
   Cleveland-Cliffs (B)                           35,200           2,033
   Ferro                                          97,500           1,936
   Greif, Cl A                                     4,600             281
   Headwaters (B)*                                54,600           1,877
   Hercules*                                      25,000             354
   Massey Energy (B)                              47,900           1,807
   Oregon Steel Mills*                            25,900             446
   Reliance Steel & Aluminum                       9,500             352
   Shiloh Industries*                              6,800              83
   Silgan Holdings                                26,590           1,495
   Steel Dynamics                                 49,200           1,291
   Symyx Technologies (B)*                       127,700           3,573
   Trex (B)*                                      39,600           1,018
   Wheeling-Pittsburgh (B)*                      123,400           1,898
                                                           -------------
                                                                  29,279
                                                           -------------
TELECOMMUNICATION SERVICES -- 1.4%

   Alamosa Holdings (B)*                         176,115           2,448
   Aspect Communications*                         76,900             864
   Fairpoint Communications*                     202,500           3,270
   Iowa Telecommunications Services*               5,200              97
   Jamdat Mobile (B)*                             17,000             471
   NeuStar*                                        9,300             238
   New Skies Satellites Holdings                 114,000           2,263
   NMS Communications (B)*                       191,500             548
   Novatel Wireless (B)*                          89,800           1,120

------------------------------------------------------------------------------
                                           Shares/
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------
   Premiere Global Services*                     141,100   $       1,593
   Saga Communications, Cl A*                     13,300             186
   SBA Communications*                            51,180             691
   Ubiquitel*                                     29,100             237
                                                           -------------
                                                                  14,026
                                                           -------------
UTILITIES -- 0.1%

   PNM Resources                                  36,150           1,042
                                                           -------------
Total Common Stock
   (Cost $945,339) ($ Thousands)                                 960,308
                                                           -------------
FOREIGN STOCK  -- 2.0%

   Aries Maritime Transport (B)*                 163,000           2,037
   Canaccord Capital                             199,400           1,490
   Deer Creek Energy*                            140,600           1,894
   Dundee +                                       77,500           1,692
   Dundee Wealth Management*                     188,491           1,431
   First Quantum Minerals                        127,000           2,241
   Granded Cache Coal*                           258,000           2,007
   OPTI Canada*                                  136,500           2,981
   Railpower Technologies*                       408,100           1,800
   Western Oil Sands, Cl A*                      144,500           2,807
                                                           -------------
Total Foreign Stock
   (Cost $17,861) ($ Thousands)                                   20,380
                                                           -------------
EXCHANGE TRADED FUND  -- 0.1%

   Nasdaq-100 Index Tracking Stock (B)*           19,800             728
                                                           -------------
Total Exchange Traded Fund
   (Cost $748) ($ Thousands)                                         728
                                                           -------------
                                           Number of
                                           Warrants
WARRANTS  -- 0.0%
   Parkervision,
      Expires 03/11/10 (D) (G)*                   17,500              48
                                                           -------------
Total Warrants
   (Cost $36) ($ Thousands)                                           48
                                                           -------------
CORPORATE OBLIGATIONS (C) (F) -- 14.1%

FINANCIALS -- 14.1%

   ASIF Global Financing XV (H)
     3.528%, 09/02/05                      $         429             429
   Allstate Life Global Funding II
     MTN (H)
     3.210%, 07/15/05                              2,125           2,125
   American General Finance
     5.875%, 07/14/06                                462             471
     3.220%, 07/15/05 (H)                          6,699           6,698
   Bear Stearns EXL
     3.230%, 07/15/05                              8,223           8,223
   CCN Bluegrass (H)
     3.340%, 07/18/05                              3,003           3,003
   CIT Group MTN
     3.620%, 07/29/05                                526             527
     3.260%, 08/12/05                             11,550          11,550
     3.250%, 07/19/05                              1,155           1,156

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
   Caterpillar Financial Services MTN,
     Ser F
     3.250%, 07/11/05                     $        2,310   $       2,310
   Countrywide Home Loans MTN,
     Ser A
     3.509%, 09/21/05                              3,788           3,788
   Countrywide Home Loans MTN,
     Ser M
     3.440%, 09/06/05                              5,267           5,267
     3.389%, 08/26/05                              1,386           1,386
     2.810%, 07/29/05                              1,016           1,016
   Dekabank
     3.187%, 07/19/05                              8,547           8,545
   Five Finance MTN (H)
     3.230%, 07/22/05                              6,560           6,560
   Harrier Finance Funding MTN (H)
     3.390%, 09/15/05                              1,340           1,340
   Irish Life & Permanent MTN,
     Ser X (H)
     3.270%, 07/21/05                              6,144           6,144
   Jackson National Life Funding (H)
     3.111%, 07/01/05                             10,164          10,164
   K2 MTN (H)
     3.354%, 09/12/05                                277             277
   Lakeside Funding (H)
     3.220%, 07/08/05                              2,310           2,310
   Liberty Lighthouse US Capital
     MTN (H)
     3.150%, 07/11/05                              4,620           4,617
   Morgan Stanley EXL
     3.150%, 07/05/05                              1,617           1,617
   Morgan Stanley EXL, Ser S
     3.130%, 07/05/05                              2,310           2,310
   Nationwide Building Society (H)
     3.478%, 09/28/05                              2,310           2,310
     3.160%, 07/07/05                              4,620           4,620
   Nordbank (H)
     3.300%, 07/25/05                              3,927           3,926
   Northern Rock (H)
     3.150%, 07/05/05                              4,758           4,758
   Pacific Life Global Funding (H)
     3.200%, 07/13/05                              3,465           3,465
   Premium Asset Trust (H)
     3.430%, 07/29/05                              4,389           4,392
     3.270%, 07/06/05                              3,419           3,421
     2.140%, 07/15/05                              6,468           6,468
   SLM EXL, Ser S
     3.220%, 07/15/05                              5,082           5,082
   SLM MTN, Ser X (H)
     3.260%, 07/20/05                              9,240           9,240
   White Pine Finance MTN, Ser 1 (H)
     3.081%, 07/01/05                              2,033           2,032
                                                           -------------
Total Corporate Obligations
   (Cost $141,547) ($ Thousands)                                 141,547
                                                           -------------
ASSET-BACKED SECURITIES (C) (F) (H) -- 6.5%

AUTOMOTIVE -- 1.0%

   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
     3.327%, 05/15/06                              9,501           9,501
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
     3.240%, 07/15/05                     $          806   $         806
                                                           -------------
                                                                  10,307
                                                           -------------
MORTGAGE RELATED SECURITIES -- 5.5%

   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
     3.260%,07/20/05                               2,957           2,957
   Blue Heron Funding, Ser 9A, Cl A1
     3.344%, 07/25/05                              4,620           4,620
   CCN Independence IV
     3.306%, 07/15/05                              2,541           2,541
     3.290%, 07/15/05                              1,617           1,617
   Cheyne High Grade, Ser 2004-1A,
     Cl A1
     3.250%, 08/10/05                              2,657           2,657
   Commodore, Ser 2003-2A,
     Cl A1MM
     3.490%, 09/12/05                              2,125           2,125
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     3.193%, 07/08/05                              3,465           3,465
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
     3.310%, 07/20/05                              6,560           6,560
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
     3.364%, 07/25/05                              4,620           4,620
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
     3.370%, 08/18/05                              4,515           4,515
   Park Place Securities NIM Trust, Ser
     2004-MM1, Cl AMM2
     3.364%, 07/25/05                              7,017           7,017
   RMAC, Ser 2004-NS3A, Cl A1
     3.210%, 07/12/05                              1,791           1,791
   Saturn Ventures II
     3.220%, 07/07/05                              5,128           5,128
   TIAA Real Estate, Ser 2003 1A,
     Cl A1
     3.350%, 07/28/05                              2,983           2,983
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
     3.430%, 09/15/05                              1,155           1,155
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
     3.430%, 09/15/05                                832             832
                                                           -------------
                                                                  54,583
                                                           -------------
Total Asset-Backed Securities
   (Cost $64,890) ($ Thousands)                                   64,890
                                                           -------------
COMMERCIAL PAPER (C) (E) -- 2.8%

FINANCIALS -- 2.8%

   Ajax Bambino Funding
     3.127%, 07/06/05                              4,620           4,618
   Beethoven Funding
     3.115%, 07/05/05                              2,310           2,309
   Belmont Funding
     3.480%, 07/01/05                             15,067          15,067
   Brahms Funding
     3.267%, 08/05/05                              2,310           2,302

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

---------------------------------------------------------------------------
                                          Face Amount
Description                               ($Thousands)     Market Value
                                          /Shares          ($ Thousands)
---------------------------------------------------------------------------
   Carmel Mountain Funding Trust
     3.190%, 07/13/05                     $        1,155   $       1,154
   Mica Funding
     3.309%, 07/19/05                              2,310           2,306
                                                           -------------
Total Commercial Paper
   (Cost $27,756) ($ Thousands)                                   27,756
                                                           -------------

CASH EQUIVALENTS  -- 2.1%

   First Union Cash
      Management Program                         846,681             847
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A++           19,786,046          19,786
                                                           -------------
Total Cash Equivalents
   (Cost $20,633) ($ Thousands)                                   20,633
                                                           -------------
MASTER NOTES (C) -- 1.7%

   Bank of America
     3.518%, 07/01/05                     $       11,550          11,550
   Bear Stearns
     3.613%, 07/01/05                              5,544           5,544
                                                           -------------
Total Master Notes
   (Cost $17,094) ($ Thousands)                                   17,094
                                                           -------------
CERTIFICATES OF DEPOSIT (C) (F) -- 1.0%

   U.S. Trust
     3.341%, 07/14/05                              4,620           4,620
   Washington Mutual Bank
     3.270%, 08/18/05                              5,451           5,451
                                                           -------------
Total Certificates of Deposit
   (Cost $10,071) ($ Thousands)                                   10,071
                                                           -------------
U.S. TREASURY OBLIGATION (A) -- 0.2%

   U.S. Treasury Bills
     2.879%, 08/25/05                              1,635           1,628
                                                           -------------
Total U.S. Treasury Obligation
   (Cost $1,628) ($ Thousands)                                     1,628
                                                           -------------
REPURCHASE AGREEMENTS (C) -- 4.1%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $13,459,270 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $246,444-
   $6,877,672, 0.000%-4.500%, 04/12/06-
   05/15/23; with total market value
   $13,727,166)                                   13,458          13,458
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $13,861,054 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $68,329-
   $5,104,455, 3.625%-6.790%, 02/17/07-
   03/05/19; with total market value
   $14,136,962)                                   13,860          13,860

---------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
---------------------------------------------------------------------------
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $4,989,976 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $2,689,947-
   $3,001,284, 0.000%-6.000%, 05/15/11-
   04/15/15; with total market value
   $5,089,320)                            $        4,990   $       4,990
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $9,240,704 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $129,820-
   $947,360, 0.000%-5.250%, 07/19/05-
   05/15/26; with total market value
   $9,424,795)                                     9,240           9,240
                                                           -------------
Total Repurchase Agreements
   (Cost $41,548) ($ Thousands)                                   41,548
                                                           -------------
Total Investments -- 130.3%
   (Cost $1,289,151) ($ Thousands)                         $   1,306,631
                                                           =============
Percentages are based on Net Assets of $1,003,028 ($ Thousands).
* Non-income producing security.
** Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $291,295 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $302,906, ($ Thousands).
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of June 30, 2005 was $1,942 ($ Thousands) and represented 0.19% of Net Assets.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(G) Securities considered illiquid. The total value of such securities as of June 30, 2005 was $1,942 ($ Thousands) and represented 0.19% of Net Assets.
(H) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

SMALL CAP GROWTH FUND
June 30, 2005

At June 30, 2005, the tax basis cost of the Fund's investments was $1,289,151, and the unrealized appreciation and depreciation were $137,802 and $(120,322), respectively.

The Fund had futures contracts open as of June 30, 2005:

-------------------------------------------------------------------------------
                                                                     Unrealized
Contract         Number of       Contract Value     Expiration     Appreciation
Description      Contracts       ($Thousands)       Date           ($thousands)
-------------------------------------------------------------------------------
S&P 500
Composite
Index               290            $18,228          09/17/05           $421
                                                                       ====

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are zero or have been rounded to zero.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

MID-CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
COMMON STOCK  -- 97.3%

CONSUMER DISCRETIONARY -- 15.6%

   7-Eleven (B)*                                  21,100  $          638
   Abercrombie & Fitch, Cl A                       2,200             151
   American Eagle Outfitters                      12,300             377
   Applebees International                         2,300              61
   Autoliv                                        12,100             530
   BJ's Wholesale Club (B)*                       25,200             819
   Black & Decker                                  1,400             126
   BorgWarner                                      4,600             247
   Brunswick                                       7,300             316
   Darden Restaurants                             24,300             801
   Eastman Kodak (B)                              27,800             746
   Entercom Communications*                        4,600             153
   Federated Department Stores (B)                13,200             967
   GTECH Holdings                                  9,300             272
   Harman International Industries                 2,600             211
   Hearst-Argyle Television                        9,800             240
   Johnson Controls                                6,300             355
   Men's Wearhouse*                                  800              28
   Meredith                                        1,400              69
   Michaels Stores                                 7,200             298
   NVR (B)*                                          900             729
   Polaris Industries (B)                          4,000             216
   Rent-A-Center*                                 13,250             309
   Stanley Works                                  13,100             597
   Station Casinos                                 5,000             332
                                                          --------------
                                                                   9,588
                                                          --------------
CONSUMER STAPLES -- 5.1%

   Archer-Daniels-Midland                         23,000             492
   Energizer Holdings*                            11,200             696
   Loews--Carolina Group                          23,500             783
   Pepsi Bottling Group                            9,400             269
   Pilgrim's Pride (B)                            25,200             860
                                                          --------------
                                                                   3,100
                                                          --------------
ENERGY -- 4.6%

   Amerada Hess                                    2,900             309
   Chesapeake Energy                               4,200              96
   Kerr-McGee                                      8,199             626
   Patterson-UTI Energy                           14,700             409
   Sunoco                                          5,300             602
   Unit*                                          16,600             730
   Vintage Petroleum                               1,400              43
                                                          --------------
                                                                   2,815
                                                          --------------
FINANCIALS -- 18.9%

   A.G. Edwards (B)                               22,400           1,011
   AmeriCredit*                                    4,200             107
   Assurant                                        6,400             231
   Bank of Hawaii                                 18,500             939
   CBL & Associates Properties+                   20,000             861
   City National                                   5,800             416
   Commerce Bancorp (B)                           15,600             473
   Commerce Group                                  3,200             199
   E*Trade Financial*                              4,600              64
   Equity Residential+                             1,600              59
   Federated Investors, Cl B                      14,700             441
   First American                                  2,400              96
   Genworth Financial, Cl A                       27,000             816
   HCC Insurance Holdings                          7,100             269
   Investors Financial Services                    1,400              53
   Nationwide Financial Services, Cl A            25,000             949

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Nuveen Investments, Cl A (B)                    8,600  $          324
   Providian Financial (B)*                       48,600             857
   Regency Centers+ (B)                            6,700             383
   SL Green Realty+                                8,300             535
   Thornburg Mortgage+                            12,900             376
   UnionBanCal                                    13,900             930
   Vornado Realty Trust+                          12,400             997
   Westcorp                                        4,100             215
                                                          --------------
                                                                  11,601
                                                          --------------
HEALTH CARE -- 11.7%

   AmerisourceBergen (B)                           9,300             643
   Applera--Applied Biosystems Group               9,500             187
   Barr Pharmaceuticals*                           6,400             312
   Bausch & Lomb                                   3,100             257
   Celgene*                                          600              24
   Cephalon (B)*                                   4,100             163
   Community Health Systems*                       4,100             155
   Dade Behring Holdings*                         13,200             858
   Edwards Lifesciences*                           7,300             314
   Genzyme*                                        2,900             174
   Invitrogen (B)*                                 2,300             192
   Kinetic Concepts*                               3,200             192
   King Pharmaceuticals*                           6,200              65
   Kos Pharmaceuticals*                              700              46
   Lincare Holdings*                               4,800             196
   McKesson                                       20,200             905
   Mettler Toledo International*                  15,000             699
   Millipore*                                      3,000             170
   PerkinElmer                                    11,200             212
   Techne*                                         3,300             151
   Triad Hospitals (B)*                            5,200             284
   Universal Health Services, Cl B                15,100             939
                                                          --------------
                                                                   7,138
                                                          --------------
INDUSTRIALS -- 8.4%

   Burlington Northern Santa Fe                   20,000             942
   Crane                                          18,700             492
   Cummins (B)                                    12,900             962
   JB Hunt Transport Services (B)                 24,900             480
   Kennametal                                     10,500             481
   Lafarge North America                           5,600             350
   Laidlaw International*                         11,100             267
   Pitney Bowes                                    3,300             144
   R.H. Donnelley*                                 1,900             118
   RR Donnelley & Sons                             5,100             176
   Ryder System                                   19,800             725
                                                          --------------
                                                                   5,137
                                                          --------------
INFORMATION TECHNOLOGY -- 17.4%

   Adobe Systems (B)                               9,600             275
   Agere Systems*                                 37,800             454
   Alliance Data Systems*                         16,000             649
   Amphenol, Cl A                                 22,300             896
   Apple Computer*                                   700              26
   Arrow Electronics*                             10,400             282
   Avaya*                                          9,500              79
   Cadence Design Systems*                        14,800             202
   Checkfree (B)*                                 13,000             443
   Computer Sciences (B)*                         23,100           1,009
   Cree (B)*                                      17,900             456
   DST Systems*                                    1,500              70
   Fair Isaac                                      2,300              84
   Harris                                         11,700             365
   Intuit (B)*                                     3,400             153

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

MID-CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                           Shares/Face
                                           Amount         Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
   Jabil Circuit*                                  7,200  $          221
   Lam Research (B)*                              20,800             602
   McAfee (B)*                                    17,400             456
   MEMC Electronic Materials*                     46,800             738
   Nvidia (B)*                                     2,900              78
   Sabre Holdings, Cl A                           47,900             956
   Sybase (B)*                                     1,400              26
   Synopsys*                                       5,400              90
   VeriSign*                                       5,500             158
   Western Digital*                               71,000             953
   Xerox (B)*                                     67,400             929
                                                          --------------
                                                                  10,650
                                                          --------------
MATERIALS -- 8.2%

   Eastman Chemical                               17,700             976
   FMC*                                           13,500             758
   Georgia-Pacific                                16,700             531
   Martin Marietta Materials                      14,600           1,009
   Nucor                                           1,300              59
   Owens-Illinois*                                 6,300             158
   Phelps Dodge                                   11,400           1,055
   United States Steel                             1,100              38
   USG (B)*                                        9,700             412
                                                          --------------
                                                                   4,996
                                                          --------------
TELECOMMUNICATION SERVICES -- 1.5%

   CenturyTel (B)                                 25,000             866
   West*                                           1,500              57
                                                          --------------
                                                                     923
                                                          --------------
UTILITIES -- 5.9%

   AES*                                           16,300             267
   Centerpoint Energy                             41,300             546
   National Fuel Gas                               2,400              69
   NSTAR (B)                                       1,000              31
   Pepco Holdings                                 33,900             812
   Sempra Energy                                  13,224             546
   TXU                                            13,100           1,088
   Wisconsin Energy                                7,300             285
                                                          --------------
                                                                   3,644
                                                          --------------
Total Common Stock
   (Cost $52,164) ($ Thousands)                                   59,592
                                                          --------------
CORPORATE OBLIGATIONS (C) (E) -- 10.7%

FINANCIALS -- 10.7%

   ASIF Global Financing XV (F)
     3.528%, 09/02/05                      $          20              20
   Allstate Life Global Funding II
     MTN (F)
     3.210%, 07/15/05                                 98              98
   American General Finance
     5.875%, 07/14/06                                 21              22
   American General Finance (F)
     3.220%, 07/15/05                                310             310
   Bear Stearns EXL
     3.230%, 07/15/05                                381             381
   CCN Bluegrass
     3.340%, 07/18/05                                139             139
   CIT Group MTN
     3.620%, 07/29/05                                 24              24
     3.260%, 08/12/05                                535             535
     3.250%, 07/19/05                                 53              54

---------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
   Caterpillar Financial Services MTN,
     Ser F
     3.250%, 07/11/05                      $         107  $          107
   Countrywide Home Loans MTN,
     Ser A
     3.509%, 09/21/05                                175             175
   Countrywide Home Loans MTN,
     Ser M
     3.440%, 09/06/05                                244             244
     3.389%, 08/26/05                                 64              64
     2.810%, 07/29/05                                 47              47
   Dekabank
     3.187%, 07/19/05                                396             396
   Five Finance MTN (F)
     3.230%, 07/22/05                                304             304
   Harrier Finance Funding MTN (F)
     3.390%, 09/15/05                                 62              62
   Irish Life & Permanent MTN,
     Ser X (F)
     3.270%, 07/21/05                                285             285
   Jackson National Life Funding (F)
     3.111%, 07/01/05                                471             471
   K2 MTN (F)
     3.354%, 09/12/05                                 13              13
   Lakeside Funding (F)
     3.220%, 07/08/05                                107             107
   Liberty Lighthouse US Capital
     MTN (F)
     3.150%, 07/11/05                                214             214
   Morgan Stanley EXL
     3.150%, 07/05/05                                 75              75
   Morgan Stanley EXL, Ser S
     3.130%, 07/05/05                                107             107
   Nationwide Building Society (F)
     3.478%, 09/28/05                                107             107
     3.160%, 07/07/05                                214             214
   Nordbank (F)
     3.300%, 07/25/05                                182             182
   Northern Rock (F)
     3.150%, 07/05/05                                220             220
   Pacific Life Global Funding (F)
     3.200%, 07/13/05                                160             160
   Premium Asset Trust (F)
     3.430%, 07/29/05                                203             203
     3.270%, 07/06/05                                158             158
     2.140%, 07/15/05                                300             300
   SLM EXL, Ser S
     3.220%, 07/15/05                                235             235
   SLM MTN, Ser X (F)
     3.260%, 07/20/05                                428             428
   White Pine Finance MTN, Ser 1 (F)
     3.081%, 07/01/05                                 94              94
                                                          --------------
Total Corporate Obligations
   (Cost $6,555) ($ Thousands)                                     6,555
                                                          --------------

ASSET-BACKED SECURITIES (C) (E) (F) -- 4.9%

AUTOMOTIVE -- 0.8%

   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
     3.327%, 05/15/06                                440             440

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

MID-CAP FUND
June 30, 2005

---------------------------------------------------------------------------
                                     Face Amount
                                     ($Thousands)         Market Value
Description                          /Shares              ($ Thousands)
---------------------------------------------------------------------------
   Drivetime Auto Owner Trust,
      Ser 2005-A, Cl A1
     3.240%, 07/15/05                      $          37  $           37
                                                          --------------
                                                                     477
                                                          --------------
MORTGAGE RELATED SECURITIES -- 4.1%

   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
     3.260%, 07/20/05                                137             137
   Blue Heron Funding, Ser 9A, Cl A1
     3.344%, 07/25/05                                214             214
   CCN Independence IV
     3.306%, 07/15/05                                118             118
     3.290%, 07/15/05                                 75              75
   Cheyne High Grade, Ser 2004-1A,
     Cl A1
     3.250%, 08/10/05                                123             123
   Commodore, Ser 2003-2A,
     Cl A1MM
     3.490%, 09/12/05                                 98              98
   Duke Funding, Ser 2004-6B,
     Cl A1S1
     3.193%, 07/08/05                                160             160
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
     3.310%, 07/20/05                                304             304
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
     3.364%, 07/25/05                                214             214
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
     3.370%, 08/18/05                                209             209
   Park Place Securities NIM Trust,
     Ser 2004-MM1, Cl AMM2
     3.364%, 07/25/05                                325             325
   RMAC, Ser 2004-NS3A, Cl A1
     3.210%, 07/12/05                                 83              83
   Saturn Ventures II
     3.220%, 07/07/05                                237             237
   TIAA Real Estate, Ser 2003 1A,
     Cl A1
     3.350%, 07/28/05                                138             138
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
     3.430%, 09/15/05                                 54              54
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
     3.430%, 09/15/05                                 39              39
                                                          --------------
                                                                   2,528
                                                          --------------
Total Asset-Backed Securities
   (Cost $3,005) ($ Thousands)                                     3,005
                                                          --------------
CASH EQUIVALENT  -- 4.3%

   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A ++            2,644,330           2,644
                                                          --------------
Total Cash Equivalent
   (Cost $2,644) ($ Thousands)                                     2,644
                                                          --------------

---------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------

COMMERCIAL PAPER (C) (D) -- 2.1%

FINANCIALS -- 2.1%

   Ajax Bambino Funding
     3.127%, 07/06/05                      $         214  $          214
   Beethoven Funding
     3.115%, 07/05/05                                107             107
   Belmont Funding
     3.480%, 07/01/05                                698             698
   Brahms Funding
     3.267%, 08/05/05                                107             106
   Carmel Mountain Funding Trust
     3.190%, 07/13/05                                 53              53
   Mica Funding
     3.309%, 07/19/05                                107             107
                                                          --------------
Total Commercial Paper
   (Cost $1,285) ($ Thousands)                                     1,285
                                                          --------------
MASTER NOTES (C) -- 1.3%

   Bank of America
     3.518%, 07/01/05                                535             535
   Bear Stearns
     3.613%, 07/01/05                                257             257
                                                          --------------
Total Master Notes
   (Cost $792) ($ Thousands)                                         792
                                                          --------------
CERTIFICATES OF DEPOSIT (C) (E) -- 0.8%

   U.S. Trust
     3.341%, 07/14/05                                214             214
   Washington Mutual Bank
     3.270%, 08/18/05                                252             252
                                                          --------------
Total Certificates of Deposit
   (Cost $466) ($ Thousands)                                         466
                                                          --------------
U.S. TREASURY OBLIGATION (A) -- 0.2%

   U.S. Treasury Bills
     2.910%, 09/15/05                                120             119
                                                          --------------
Total U.S. Treasury Obligation
   (Cost $119) ($ Thousands)                                         119
                                                          --------------
REPURCHASE AGREEMENTS (C) -- 3.1%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $623,252 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $11,412-$318,481,
   0.000%-4.500%, 04/12/06-05/15/23; with
   total market value $635,658)                      623             623
Deutsche Bank
   3.375% dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $641,857 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $3,164-$236,370,
   3.625%-6.790%, 02/15/07-03/05/19; with
   total market value $654,634)                      642             642

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

MID-CAP FUND
June 30, 2005

------------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $231,069 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $124,562-
   $138,979, 0.000%-6.000%, 05/15/11-
   04/15/15; with total market value
   $235,669)                              $         231  $          231
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $427,905 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $6,012-$43,869,
   0.000%-5.250%, 07/19/05-05/15/26;
   with total market value $436,430)                 428             428
                                                          --------------
Total Repurchase Agreements
   (Cost $1,924) ($ Thousands)                                     1,924
                                                          --------------

Total Investments -- 124.7%
   (Cost $68,954) ($ Thousands)                           $       76,382
                                                          ==============
 Percentages are based on Net Assets of $61,246 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $13,650 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $14,027 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series
At June 30, 2005, the tax basis cost of the Fund's investments was $68,954, and the unrealized appreciation and depreciation were $8,150 and $(722), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:

-------------------------------------------------------------------------------
                                                                  Unrealized
Contract         Number of       Contract Value       Expiration  Depreciation
Description      Contracts       ($Thousands)         Date        ($Thousands)
-------------------------------------------------------------------------------
S&P 500
Composite
Index               3                 $897             09/17/05       $ (9)
                                                                      -----

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

MANAGED VOLATILITY FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
COMMON STOCK  -- 94.8%

CONSUMER DISCRETIONARY -- 13.6%

   7-Eleven*                                      15,800   $         478
   Applebees International                         7,288             193
   Autoliv                                         8,800             385
   Autonation*                                     7,700             158
   Belo, Cl A                                     16,100             386
   Choice Hotels International                    21,561           1,417
   Delphi*                                        78,500             365
   Dillard's, Cl A                                16,000             375
   EchoStar Communications, Cl A*                 29,954             903
   Fairmont Hotels & Resorts                      10,700             373
   Fortune Brands                                 16,811           1,493
   GTECH Holdings                                 13,100             383
   Harte-Hanks                                    37,075           1,102
   Hearst-Argyle Television                       30,083             737
   International Speedway, Cl A                    7,300             411
   ITT Educational Services*                       8,300             443
   John Wiley & Sons, Cl A                         8,900             354
   McClatchy, Cl A                                11,220             734
   Media General, Cl A                             3,927             254
   Meredith                                       18,971             931
   Panera Bread, Cl A*                             6,300             391
   Petco Animal Supplies*                         11,400             334
   Polaris Industries                              6,200             335
   Regal Entertainment Group, Cl A                32,601             615
   Robert Half International                       3,600              90
   Starwood Hotels & Resorts Worldwide             6,100             357
   TRW Automotive Holdings*                       18,600             456
   VF                                              3,115             178
   Washington Post, Cl B                           1,324           1,106
   Yum! Brands                                     2,500             130
                                                           -------------
                                                                  15,867
                                                           -------------
CONSUMER STAPLES -- 14.4%

   Albertson's                                    22,700             469
   Anheuser-Busch                                 29,660           1,357
   Church & Dwight                                 9,100             329
   Clorox                                         11,614             647
   Dean Foods*                                    11,400             402
   General Mills                                  37,815           1,769
   Hershey                                        26,918           1,672
   HJ Heinz                                       43,474           1,540
   Hormel Foods                                   59,723           1,752
   Kellogg                                        41,887           1,861
   Kimberly-Clark                                 22,570           1,413
   Loews--Carolina Group                          26,132             871
   McCormick                                      17,447             570
   Pepsi Bottling Group                           16,200             464
   PepsiAmericas                                  49,879           1,280
   Procter & Gamble                                4,000             211
   Supervalu                                       2,800              91
   TreeHouse Foods*                                2,280              65
                                                           -------------
                                                                  16,763
                                                           -------------
ENERGY -- 4.0%

   Baker Hughes                                    7,932             406
   Chevron                                         9,498             531
   Exxon Mobil                                    10,200             586
   Forest Oil*                                     7,900             332
   Helmerich & Payne                               6,300             296
   Imperial Oil Limited                            7,100             591
   Nexen                                          12,600             383
   Petro Canada                                    8,200             534

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Quicksilver Resources*                          3,600   $         230
   Suncor Energy                                   6,700             317
   Transcanada                                    18,400             487
                                                           -------------
                                                                   4,693
                                                           -------------
FINANCIALS -- 13.8%

   American Financial Group                       12,776             428
   Associated Bancorp                             16,228             546
   Bancorpsouth                                    6,100             144
   BlackRock, Cl A                                 5,200             418
   BOK Financial*                                  6,846             316
   Brookfield Properties                          16,400             472
   Catellus Development+                           7,090             232
   Cincinnati Financial                            5,145             203
   Commerce Bancshares                             8,400             423
   Crescent Real Estate Equities+                 57,084           1,070
   Federated Investors, Cl B                      13,600             408
   First American                                  5,072             204
   Hospitality Properties Trust+                  21,865             964
   IndyMac Bancorp                                11,311             461
   International Bancshares                       13,508             382
   IPC Holdings                                      500              20
   iStar Financial+                               13,341             555
   Leucadia National                               7,005             271
   Mercury General                                 9,245             504
   Nuveen Investments, Cl A                        7,500             282
   PMI Group                                      10,700             417
   Popular                                        33,941             855
   Public Storage+                                19,707           1,246
   RenaissanceRe Holdings                          7,600             374
   Stancorp Financial Group                        5,000             383
   Synovus Financial                               7,800             224
   UnionBanCal                                    16,258           1,088
   Valley National Bancorp                        18,126             424
   Ventas+                                        16,686             504
   Westcorp                                        8,291             435
   Whitney Holding                                12,000             392
   WR Berkley                                     42,056           1,501
                                                           -------------
                                                                  16,146
                                                           -------------
HEALTH CARE -- 13.5%

   Alcon                                           4,500             492
   Allergan                                        5,700             486
   American Pharmaceutical Partners*               8,500             351
   AmerisourceBergen                               7,353             508
   Amgen*                                         15,801             955
   Barr Pharmaceuticals*                           4,200             205
   Becton Dickinson                                9,344             490
   C.R. Bard                                       3,042             202
   Celgene*                                        5,800             237
   Dade Behring Holdings*                         28,017           1,821
   Dentsply International                          8,300             448
   Edwards Lifesciences*                          16,839             724
   Endo Pharmaceuticals Holdings*                 51,083           1,342
   Henry Schein*                                   3,835             159
   Hillenbrand Industries                         15,979             808
   Idexx Laboratories*                             4,400             274
   Invitrogen*                                     4,200             350
   Johnson & Johnson                              22,011           1,431
   King Pharmaceuticals*                           5,400              56
   Laboratory of America Holdings*                 9,382             468
   McKesson                                       11,500             515
   Medicis Pharmaceutical, Cl A                    7,800             248
   Merck                                           6,900             213
   OSI Pharmaceuticals*                            4,200             172
   Patterson*                                     10,300             464

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

MANAGED VOLATILITY FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Market Value
Description                                    Shares      ($ Thousands)
---------------------------------------------------------------------------
   Quest Diagnostics                               4,200   $         224
   Respironics*                                   24,577             888
   Triad Hospitals*                                8,300             454
   VCA Antech*                                    15,600             378
   Zimmer Holdings*                                5,900             449
                                                           -------------
                                                                  15,812
                                                           -------------
INDUSTRIALS -- 8.8%

   Alexander & Baldwin                             8,700             403
   Alliant Techsystems*                            4,800             339
   C.H. Robinson Worldwide                         7,500             436
   Chicago Bridge & Iron                          16,300             373
   Deluxe                                         35,901           1,458
   H&R Block                                       1,500              88
   Harsco                                          7,400             404
   Hewitt Associates, Cl A*                        7,500             199
   IKON Office Solutions                          34,289             326
   JetBlue Airways*                               20,900             427
   Laidlaw International*                         17,100             412
   Landstar System*                               10,600             319
   Northrop Grumman                               25,971           1,435
   Pitney Bowes                                   22,402             976
   R.H. Donnelley*                                 6,300             390
   Republic Services                              25,310             911
   Stericycle*                                     6,600             332
   UTI Worldwide                                   6,200             432
   Waste Management                                5,013             142
   Weight Watchers International*                  8,200             423
                                                           -------------
                                                                  10,225
                                                           -------------
INFORMATION TECHNOLOGY -- 4.3%

   Activision*                                     3,500              58
   Affiliated Computer Services, Cl A*             7,300             373
   Avid Technology*                                6,100             325
   Cognizant Technology Solutions, Cl A*           9,600             452
   Diebold                                        20,266             914
   Fair Isaac                                     10,200             372
   Fairchild Semiconductor International*         18,200             269
   Flir Systems*                                  11,600             346
   Harris                                         10,200             318
   Ingram Micro, Cl A*                            22,100             346
   Linear Technology                               2,000              73
   Perot Systems, Cl A*                            8,900             127
   Plantronics                                     2,700              98
   Qualcomm                                        4,600             152
   Scientific-Atlanta                             12,700             423
   Zebra Technologies, Cl A*                       7,900             346
                                                           -------------
                                                                   4,992
                                                           -------------
MATERIALS -- 3.7%

   Agrium                                         16,700             328
   Ball                                            4,100             147
   Freeport-McMoRan Copper & Gold, Cl B            5,800             217
   International Flavors & Fragrances              7,741             280
   Martin Marietta Materials                       6,300             436
   Methanex                                       11,400             188
   Newmont Mining                                 25,843           1,009
   Nova Chemicals                                 12,900             394
   Packaging of America                           16,300             343
   Pactiv*                                        19,600             423
   Southern Peru Copper                            1,200              51
   Steel Dynamics                                  6,300             165

---------------------------------------------------------------------------
                                           Shares/Face
                                           Amount          Market Value
Description                                ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------
   Vulcan Materials                                5,900   $         384
                                                           -------------
                                                                   4,365
                                                           -------------
TELECOMMUNICATION SERVICES -- 4.3%

   Adtran                                         15,300             379
   AT&T                                            9,730             185
   BCE                                            19,500             462
   BellSouth                                      54,108           1,438
   CenturyTel                                     12,600             436
   Citizens Communications                        26,800             360
   Telephone & Data Systems                        4,500             183
   US Cellular*                                    9,044             452
   Verizon Communications                         33,689           1,164
                                                           -------------
                                                                   5,059
                                                           -------------
UTILITIES -- 14.4%

   AGL Resources                                  11,800             456
   Alliant Energy                                 14,900             419
   Cinergy                                         6,900             309
   Consolidated Edison                             6,700             314
   Constellation Energy Group                      5,200             300
   DPL                                            16,100             442
   DTE Energy                                      8,900             416
   Duke Energy                                     5,200             155
   Edison International                           12,300             499
   Energen                                         9,800             344
   Energy East                                    15,300             443
   Equitable Resources                             7,268             494
   Hawaiian Electric Industries                   37,689           1,010
   MDU Resources Group                            14,900             420
   National Fuel Gas                              31,223             903
   Northeast Utilities                            17,300             361
   NSTAR                                          53,446           1,648
   OGE Energy                                     60,084           1,739
   Pepco Holdings                                 23,053             552
   Puget Energy                                   17,800             416
   SCANA                                          11,267             481
   Sempra Energy                                   7,900             326
   TECO Energy                                    20,900             395
   TXU                                             6,100             507
   Vectren                                        29,716             854
   Westar Energy                                  15,600             375
   Wisconsin Energy                               12,200             476
   WPS Resources                                  32,200           1,811
                                                           -------------
                                                                  16,865
                                                           -------------
Total Common Stock
   (Cost $106,614) ($ Thousands)                                 110,787
                                                           -------------
CASH EQUIVALENT  -- 5.9%

   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A ++            6,889,532           6,890
                                                           -------------
Total Cash Equivalent
   (Cost $6,890) ($ Thousands)                                     6,890
                                                           -------------
U.S. TREASURY OBLIGATION (A) -- 0.2%

   U.S. Treasury Bills
     2.910%, 08/25/05                      $         240             239
                                                           -------------
Total U.S. Treasury Obligation
   (Cost $239) ($ Thousands)                                         239
                                                           -------------

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

MANAGED VOLATILITY FUND
June 30, 2005

---------------------------------------------------------------------------
                                                           Value
                                                           ($ Thousands)
---------------------------------------------------------------------------

Total Investments -- 100.9%
   (Cost $113,743) ($ Thousands)                           $     117,916
                                                           =============
Percentages are based on Net Assets of $116,922 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
Cl -- Class
At June 30, 2005, the tax basis cost of the Fund's investments was $113,743, and the unrealized appreciation and depreciation were $6,584 and $(2,411), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:

----------------------------------------------------------------------------
                                                            Unrealized
Contract      Number of  Contract Value  Expiration        Depreciation
Description   Contracts   ($Thousands)   Date              ($Thousands)
----------------------------------------------------------------------------
S&P 500
Composite
Index            53          $3,168       09/17/05             $(22)
                                                               =====

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

REAL ESTATE FUND
June 30, 2005

--------------------------------------------------------------------------------
                                                               Market Value
Description                                    Shares          ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK  -- 97.2%

CONSUMER DISCRETIONARY -- 9.1%

   DiamondRock Hospitality (B)*                        7,900   $          89
   DiamondRock Hospitality (F)*                        9,800             100
   Fairmont Hotels & Resorts                          44,400           1,546
   La Quinta*                                         21,200             198
   Starwood Hotels & Resorts Worldwide                94,700           5,547
                                                               -------------
                                                                       7,480
                                                               -------------
FINANCIALS -- 88.1%

   Acadia Realty Trust+                               23,100             431
   AMB Property+ (B)                                  86,700           3,765
   Apartment Investment
      & Management, Cl A+ (B)                         48,700           1,993
   Archstone-Smith Trust+ (B)                         97,850           3,779
   AvalonBay Communities+                             49,200           3,975
   Boston Properties+                                 31,200           2,184
   Brandywine Realty Trust+                           31,100             953
   BRE Properties, Cl A+                              38,500           1,611
   Camden Property Trust+                             26,850           1,443
   Catellus Development+                              28,300             928
   CB Richard Ellis Group, Cl A*                      16,000             702
   Corporate Office Properties Trust+                 67,500           1,988
   Equity Residential+                                29,300           1,079
   Essex Property Trust+ (B)                          12,400           1,030
   Federal Realty Investment Trust+                   38,700           2,283
   General Growth Properties+ (B)                     80,610           3,312
   Host Marriott+                                    235,300           4,118
   iStar Financial+ (B)                               39,800           1,655
   Kimco Realty+                                      52,200           3,075
   Liberty Property Trust+ (B)                        15,500             687
   Macerich+ (B)                                      27,300           1,831
   Mack-Cali Realty+                                  29,600           1,341
   Medical Properties Trust+                          11,400             115
   New Plan Excel Realty Trust+                       38,500           1,046
   Post Properties+                                   30,250           1,092
   Prologis+                                          56,800           2,286
   PS Business Parks+                                 19,500             867
   Public Storage+ (B)                                47,150           2,982
   Reckson Associates Realty+                         57,950           1,944
   Regency Centers+ (B)                               34,200           1,956
   Saul Centers+ (B)                                  15,600             567
   Shurgard Storage Centers, Cl A+                    43,600           2,004
   Simon Property Group+ (B)                          85,650           6,209
   SL Green Realty+                                   23,300           1,503
   Taubman Centers+                                   26,550             905
   Thomas Properties Group                            19,600             245
   U-Store-It Trust+*                                 17,400             332
   Ventas+                                            65,900           1,990
   Vornado Realty Trust+                              25,000           2,010
   Weingarten Realty Investors+                       11,500             451
                                                               -------------
                                                                      72,667
                                                               -------------
Total Common Stock
   (Cost $67,287) ($ Thousands)                                       80,147
                                                               -------------
EXCHANGE TRADED FUND  -- 1.0%

   iShares Cohen & Steers
     Realty Majors Index Fund*                        12,000             854
                                                               -------------
Total Exchange Traded Fund
   (Cost $790) ($ Thousands)                                             854
                                                               -------------

--------------------------------------------------------------------------------
                                               Face Amount      Market Value
Description                                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C) (D) -- 7.1%

FINANCIALS -- 7.1%

   ASIF Global Financing XV (E)
     3.528%, 09/02/05                          $          18   $          18
   Allstate Life Global Funding II MTN (E)
     3.210%, 07/15/05                                     88              88
   American General Finance
     5.875%, 07/14/06                                     19              19
   American General Finance (E)
     3.220%, 07/15/05                                    278             278
   Bear Stearns EXL
     3.230%, 07/15/05                                    341             341
   CCN Bluegrass (E)
     3.340%, 07/18/05                                    125             125
   CIT Group MTN
     3.620%, 07/29/05                                     22              22
     3.260%, 08/12/05                                    480             480
     3.250%, 07/19/05                                     48              48
   Caterpillar Financial Services MTN,
     Ser F
     3.250%, 07/11/05                                     96              96
   Countrywide Home Loans MTN,
     Ser A
     3.509%, 09/21/05                                    157             157
   Countrywide Home Loans MTN,
     Ser M
     3.440%, 09/06/05                                    219             219
     3.389%, 08/26/05                                     58              58
     2.810%, 07/29/05                                     42              42
   Dekabank
     3.187%, 07/19/05                                    355             355
   Five Finance MTN (E)
     3.230%, 07/22/05                                    272             272
   Harrier Finance Funding MTN (E)
     3.390%, 09/15/05                                     56              56
   Irish Life & Permanent MTN,
     Ser X (E)
     3.270%, 07/21/05                                    255             255
   Jackson National Life Funding (E)
     3.111%, 07/01/05                                    422             422
   K2 MTN (E)
     3.354%, 09/12/05                                     12              11
   Lakeside Funding (E)
     3.220%, 07/08/05                                     96              96
   Liberty Lighthouse US Capital
     MTN (E)
     3.150%, 07/11/05                                    192             192
   Morgan Stanley EXL
     3.150%, 07/05/05                                     67              67
   Morgan Stanley EXL, Ser S
     3.130%, 07/05/05                                     96              96
   Nationwide Building Society (E)
     3.478%, 09/28/05                                     96              96
     3.160%, 07/07/05                                    192             192
   Nordbank (E)
     3.300%, 07/25/05                                    163             163
   Northern Rock (E)
     3.150%, 07/05/05                                    198             198
   Pacific Life Global Funding (E)
     3.200%, 07/13/05                                    144             144
   Premium Asset Trust (E)
     3.430%, 07/29/05                                    182             182
     3.270%, 07/06/05                                    142             142
     2.140%, 07/15/05                                    269             269
--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

REAL ESTATE FUND
June 30, 2005

--------------------------------------------------------------------------------
                                               Face Amount     Market Value
Description                                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SLM EXL, Ser S
     3.220%, 07/15/05                          $         211   $         211
   SLM MTN, Ser X (E)
     3.260%, 07/20/05                                    384             384
   White Pine Finance MTN, Ser 1 (E)
     3.081%, 07/01/05                                     84              84
                                                               -------------
Total Corporate Obligations
   (Cost $5,878) ($ Thousands)                                         5,878
                                                               -------------

ASSET-BACKED SECURITIES (C) (D) (E) -- 3.3%

AUTOMOTIVE -- 0.5%

   Capital Auto Receivables Asset
     Trust, Ser 2005-SN1A, Cl A1
     3.327%, 05/15/06                                    395             395
   Drivetime Auto Owner Trust,
     Ser 2005-A, Cl A1
     3.240%, 07/15/05                                     33              33
                                                               -------------
                                                                         428
                                                               -------------
MORTGAGE RELATED SECURITIES -- 2.8%

   Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
     3.260%, 07/20/05                                    123             123
   Blue Heron Funding, Ser 9A, Cl A1
     3.344%, 07/25/05                                    192             192
   CCN Independence IV
     3.306%, 07/15/05                                    106             106
     3.290%, 07/15/05                                     67              67
   Cheyne High Grade,
     Ser 2004-1A, Cl A1
     3.250%, 08/10/05                                    110             110
   Commodore, Ser 2003-2A,
     Cl A1MM
     3.490%, 09/12/05                                     88              88
   Duke Funding,
     Ser 2004-6B, Cl A1S1
     3.193%, 07/08/05                                    144             144
   Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
     3.310%, 07/20/05                                    272             272
   Harwood Street Funding II,
     Ser 2005-1A, Cl NOTE
     3.364%, 07/25/05                                    192             192
   Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
     3.370%, 08/18/05                                    188             188
   Park Place Securities NIM Trust,
     Ser  2004-MM1, Cl AMM2
     3.364%, 07/25/05                                    291             291
   RMAC, Ser 2004-NS3A, Cl A1
     3.210%, 07/12/05                                     74              74
   Saturn Ventures II
     3.220%, 07/07/05                                    213             213
   TIAA Real Estate, Ser 2003 1A,
     Cl A1
     3.350%, 07/28/05                                    124             124
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMB
     3.430%, 09/15/05                                     48              48

--------------------------------------------------------------------------------
                                               Shares/Face
                                               Amount          Market Value
Description                                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Whitehawk CDO Funding,
     Ser 2004-1A, Cl AMMC
     3.430%, 09/15/05                                     35   $          35
                                                               -------------
                                                                       2,267
                                                               -------------
Total Asset-Backed Securities
   (Cost $2,695) ($ Thousands)                                         2,695
                                                               -------------
CASH EQUIVALENT  -- 1.8%

   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A ++                1,513,900           1,514
                                                               -------------
Total Cash Equivalent
   (Cost $1,514) ($ Thousands)                                         1,514
                                                               -------------

COMMERCIAL PAPER (A) (C) -- 1.4%

FINANCIALS -- 1.4%

   Ajax Bambino Funding
     3.127%, 07/06/05                          $         192             192
   Beethoven Funding
     3.115%, 07/05/05                                     96              96
   Belmont Funding
     3.480%, 07/01/05                                    625             625
   Brahms Funding
     3.267%, 08/05/05                                     96              95
   Carmel Mountain Funding Trust
     3.190%, 07/13/05                                     48              48
   Mica Funding
     3.309%, 07/19/05                                     96              96
                                                               -------------
Total Commercial Paper
   (Cost $1,152) ($ Thousands)                                         1,152
                                                               -------------
MASTER NOTES (C) -- 0.8%

   Bank of America
     3.518%, 07/01/05                                    480             480
   Bear Stearns
     3.613%, 07/01/05                                    230             230
                                                               -------------
Total Master Notes
   (Cost $710) ($ Thousands)                                             710
                                                               -------------
CERTIFICATES OF DEPOSIT (C) (D) -- 0.5%

   U.S. Trust
     3.341%, 07/14/05                                    192             192
   Washington Mutual Bank
     3.270%, 08/18/05                                    226             226
                                                               -------------
Total Certificates of Deposit
   (Cost $418) ($ Thousands)                                             418
                                                               -------------

REPURCHASE AGREEMENTS (C) -- 2.2%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05. repurchase
   price $558,953 (collateralized by U.S.
   Government Obligations, ranging in par
   value $10,235-$285,624, 0.000%-4.500%,
   04/12/06-05/15/23; with total market
   value $570,078)                                       559             559

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

REAL ESTATE FUND
June 30, 2005

--------------------------------------------------------------------------------
                                               Face Amount     Market Value
Description                                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05. repurchase
   price $575,639 (collateralized by U.S.
   Government Obligations, ranging in par
   value $2,838-$211,984, 3.625%-6.790%,
   02/15/07-03/05/19; with total market
   value $589,097)                             $         576   $         576
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05. repurchase
   price $207,230 (collateralized by U.S.
   Government Obligations, ranging in
   par value $111,711-$124,641,
   0.000%-6.000%, 05/15/11-04/15/15;
   with total market value $211,355)                     207             207
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05. repurchase
   price $383,759 (collateralized by U.S.
   Government Obligations, ranging in par
   value $5,391-$39,343, 0.000%-5.250%,
   07/19/05-05/15/26; with total market
   value $391,404)                                       384             384
                                                               -------------
Total Repurchase Agreements
   (Cost $1,726) ($ Thousands)                                         1,726
                                                               -------------
Total Investments -- 115.3%
   (Cost $82,170) ($ Thousands)                                $      95,094
                                                               =============
Percentages are based on Net Assets of $82,468 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $12,310 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $12,579 ($ Thousands).
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(E) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of June 30, 2005 was $100 ($ Thousands) and represented
0.12% of Net Assets.
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
Ser -- Series
MTN -- Medium Term Note

At June 30, 2005, the tax basis cost of the Fund's investments was $82,170, and the unrealized appreciation and depreciation were $12,979 and $(55), respectively ($ Thousands).

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 37.8%

CONSUMER DISCRETIONARY -- 1.9%

   COX Communications
      7.875%, 08/15/09                     $          750    $          840
      7.125%, 10/01/12 (J)                            440               493
      4.625%, 06/01/13                                380               369
   Comcast
      7.050%, 03/15/33 (J)                            755               891
      6.500%, 01/15/15                              1,475             1,644
      5.850%, 01/15/10 (J)                            585               619
      5.650%, 06/15/35                                400               398
      5.500%, 03/15/11 (J)                            750               783
   Comcast Cable Communications
      8.375%, 03/15/13                              3,445             4,201
      6.750%, 01/30/11 (J)                          7,430             8,197
      6.375%, 01/30/06                                720               730
   Continental Cablevision
      9.000%, 09/01/08                              1,150             1,304
      8.300%, 05/15/06                                985             1,021
   DaimlerChrysler
      8.500%, 01/18/31                                390               494
      7.450%, 03/01/27                                515               587
      7.300%, 01/15/12 (J)                          1,400             1,564
      6.500%, 11/15/13                              1,320             1,429
      4.050%, 06/04/08                                265               261
   Federated Department Stores
      7.000%, 02/15/28                                425               494
      6.790%, 07/15/27                                170               192
   Ford Motor
      9.980%, 02/15/47                              3,800             3,683
      9.215%, 09/15/21 (J)                          1,000               943
      7.450%, 07/16/31 (J)                          8,720             7,281
      6.375%, 02/01/29                              5,537             4,270
   General Motors (J)
      8.375%, 07/15/33                              4,749             3,965
      8.250%, 07/15/23                             11,820             9,781
   Liberty Media
      5.700%, 05/15/13 (J)                            995               925
      4.910%, 09/17/06 (A)                          3,091             3,110
   May Department Stores
      7.875%, 03/01/30                                260               329
      6.700%, 07/15/34 (J)                            400               447
   News America
      7.300%, 04/30/28                                550               640
      7.280%, 06/30/28                                650               756
      7.125%, 04/08/28                                375               428
      6.200%, 12/15/34                              2,235             2,346
   News America Holdings
      7.750%, 01/20/24                                595               714
   TCI Communications
      7.875%, 02/15/26                              1,085             1,355
   Time Warner
      9.150%, 02/01/23                              1,175             1,613
      8.375%, 07/15/33 (J)                            500               664
      8.180%, 08/15/07                                450               484
      7.700%, 05/01/32                              6,260             7,919
      7.570%, 02/01/24                                285               348
      6.875%, 05/01/12                                480               542
   Viacom
      7.875%, 07/30/30                                475               557
      5.625%, 08/15/12                                705               721
                                                             --------------
                                                                     80,332
                                                             --------------

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.6%

   Albertsons
      8.000%, 05/01/31 (J)                 $          270    $          327
      7.750%, 06/15/26                                645               741
      7.450%, 08/01/29                                310               353
   Altria Group (J)
      7.750%, 01/15/27                              3,860             4,637
      7.000%, 11/04/13                                795               890
   Delhaize America
      9.000%, 04/15/31                                975             1,217
   Diageo Capital PLC
      3.375%, 03/20/08                                530               520
   General Mills
      5.125%, 02/15/07                              1,325             1,346
   Kraft Foods
      6.500%, 11/01/31                                630               741
      6.250%, 06/01/12 (J)                            205               225
      5.625%, 11/01/11 (J)                            650               690
   Kroger
      7.500%, 04/01/31                                190               229
   Nabisco
      7.550%, 06/15/15                              3,565             4,340
   Philip Morris Capital
      7.500%, 07/16/09                              1,750             1,889
   RJ Reynolds Tobacco Holdings,
      Ser B (J)
      7.750%, 05/15/06                              7,230             7,429
   Sara Lee (J)
      3.875%, 06/15/13                                730               679
                                                             --------------
                                                                     26,253
                                                             --------------
ENERGY -- 1.5%

   Alberta Energy
      7.375%, 11/01/31                                945             1,190
   Amerada Hess
      7.300%, 08/15/31 (J)                          5,450             6,576
      7.125%, 03/15/33                                570               676
   Anadarko Finance, Ser B
      7.500%, 05/01/31                                705               890
      6.750%, 05/01/11                              2,510             2,789
   Apache
      6.250%, 04/15/12                              1,385             1,547
   Conoco
      6.950%, 04/15/29                              4,060             5,100
   Conoco Funding
      7.250%, 10/15/31 (J)                            530               696
      6.350%, 10/15/11                              1,960             2,170
   ConocoPhillips (J)
      5.900%, 10/15/32                              1,040             1,168
      4.750%, 10/15/12                              3,990             4,083
   Consolidated Natural Gas, Ser A
      5.000%, 03/01/14                                650               659
   Devon Energy (J)
      7.950%, 04/15/32                              1,710             2,249
   Devon Financing
      7.875%, 09/30/31                              1,370             1,782
   El Paso
      6.950%, 06/01/28                              6,750             5,906
   El Paso MTN (J)
      7.800%, 08/01/31                              2,280             2,217
      7.750%, 01/15/32                              5,075             4,948
   Encana
      6.500%, 08/15/34                                350               402
   Kinder Morgan Energy Partners
      5.800%, 03/15/35                                310               312
      5.125%, 11/15/14 (J)                            550               556

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Pemex Project Funding
      Master Trust
      7.375%, 12/15/14 (J)                    $       955        $    1,071
      5.750%, 12/15/15 (B)                            645               642
   Statoil (B)
      5.125%, 04/30/14                                880               917
   Tosco
      8.125%, 02/15/30                                400               563
   Valero Energy
      7.500%, 04/15/32                                240               296
   Vastar Resources
      6.500%, 04/01/09                              3,490             3,787
   XTO Energy
      7.500%, 04/15/12                                850               978
      6.250%, 04/15/13                                690               747
      4.900%, 02/01/14 (J)                            905               901
   YPF Sociedad Anonima MTN, Ser A
      7.750%, 08/27/07                              5,000             5,263
                                                             --------------
                                                                     61,081
                                                             --------------
FINANCIALS -- 24.9%

   ASIF Global Financing XV
      (A) (K) (L)
      3.528%, 09/02/05                              1,828             1,828
   ASIF Global Financing XIX (B)
      4.900%, 01/17/13                                880               893
   Allstate Financial Global
      Funding (B)
      6.150%, 02/01/06                              1,900             1,924
   Allstate Life Global Funding II MTN
      (A) (K) (L)
      3.210%, 07/15/05                              9,056             9,056
   American Express Bank (A)
      3.350%, 11/21/07                              3,900             3,903
   American Express Centurion
      4.375%, 07/30/09                                295               297
   American General Finance
      5.875%, 07/14/06 (A) (K)                      1,968             2,006
      3.875%, 10/01/09                              1,270             1,240
      3.220%, 07/15/05 (A) (K) (L)                 28,547            28,544
   American International Group
      4.250%, 05/15/13                              1,780             1,726
   Arch Capital Group
      7.350%, 05/01/34                              3,416             3,855
   Archstone-Smith Operating Trust (J)
      5.625%, 08/15/14                                150               157
   Associates
      6.250%, 11/01/08                              1,005             1,069
   Avalonbay Communities MTN
      7.500%, 12/15/10                              1,075             1,224
   BAC Capital Trust VI
      5.625%, 03/08/35                              1,090             1,121
   Banc One
      2.625%, 06/30/08                              2,090             1,999
   Bank One
      7.875%, 08/01/10                              3,525             4,076
   Bank One Texas
      6.250%, 02/15/08                                575               606
   Bank of America
      7.400%, 01/15/11 (J)                          4,915             5,625
      5.875%, 02/15/09                                695               735
      5.250%, 02/01/07                                800               816
      3.875%, 01/15/08                                475               473
      3.375%, 02/17/09                              1,510             1,472
      3.250%, 08/15/08                              1,400             1,366

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Bank of New York
      3.800%, 02/01/08                     $        1,300    $        1,289
   BankBoston
      6.375%, 03/25/08                                250               264
      6.375%, 04/15/08                                515               544
   Bankamerica Capital (A)
      3.711%, 01/15/27                              1,800             1,727
   Banponce Trust I, Ser A
      8.327%, 02/01/27                              2,590             2,797
   Barclays Bank PLC
      8.550%, 09/29/49 (B)                            980             1,179
      6.278%, 12/15/34                              1,200             1,227
   Bear Stearns EXL (A) (K)
      3.230%, 07/15/05                             35,044            35,044
   Berkshire Hathaw ay (J)
      3.375%, 10/15/08                              1,850             1,800
   Berkshire Hathaway Financial
      4.125%, 01/15/10 (B)                            465               462
      3.400%, 07/02/07                              1,555             1,535
   Boeing Capital
      6.500%, 02/15/12                                465               520
      5.800%, 01/15/13 (J)                            425               463
   CA Preferred Fund Trust
      7.000%, 01/29/49                              1,000             1,046
   CCN Bluegrass (A) (K)
      3.340%, 07/18/05                             12,797            12,797
   CIT Group MTN (A) (K)
      3.620%, 07/29/05                              2,243             2,244
      3.260%, 08/12/05                             49,219            49,219
      3.250%, 07/19/05                              4,922             4,925
   Capital One Bank
      6.700%, 05/15/08                              1,830             1,942
      4.875%, 05/15/08                              3,203             3,251
   Capital One Financial
      8.750%, 02/01/07 (J)                          1,455             1,554
      5.500%, 06/01/15                                650               665
   Caterpillar Financial Services MTN,
      Ser F (A) (K)
      3.250%, 07/11/05                              9,844             9,844
   Chase Capital II, Ser B (A)
      3.710%, 02/01/27                              1,000               934
   Chase Capital III, Ser C (A)
      3.880%, 03/01/27                                630               592
   Citicorp
      7.200%, 06/15/07                              1,200             1,274
   Citigroup
      6.500%, 01/18/11 (J)                          1,260             1,391
      6.200%, 03/15/09                                400               427
      5.500%, 08/09/06 (J)                          1,135             1,153
      5.000%, 03/06/07                              1,215             1,236
      5.000%, 09/15/14                              4,371             4,471
      4.650%, 07/01/10 (B)                          1,085             1,091
      4.125%, 02/22/10                              5,200             5,182
      3.625%, 02/09/09                              6,535             6,427
      3.500%, 02/01/08                              4,910             4,841
   Citigroup Global Markets
      6.500%, 02/15/08                                820               868
   Colonial Realty MTN
      6.980%, 09/26/05                              7,200             7,238
   Countrywide Home Loans MTN,
      Ser A
      4.500%, 06/15/10                              1,080             1,079
      3.509%, 09/21/05 (A) (K)                     16,144            16,144
   Countrywide Home Loans MTN,
      Ser L
      2.875%, 02/15/07                              3,320             3,251

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans MTN,
      Ser M (A) (K)
      3.440%, 09/06/05                     $       22,444    $       22,444
      3.389%, 08/26/05                              5,906             5,906
      2.810%, 07/29/05                              4,331             4,331
   Credit Suisse First Boston
      London (A) (B)
      9.650%, 03/24/10                              8,663             8,111
   Credit Suisse First Boston USA
      4.700%, 06/01/09                              1,075             1,092
   Danske Bank (A) (B)
      5.914%, 12/29/49                              5,150             5,543
   Dekabank (A) (K)
      3.187%, 07/19/05                             36,422            36,416
   Depfa ACS Bank
      4.250%, 08/16/10                              5,900             5,925
   Deutsche Bank (A)
      3.843%, 03/15/07                              2,400             2,396
   Developers Diversified Realty MTN
      7.000%, 03/19/07                              1,300             1,349
   Dryden Investor Trust (B) (I)
      7.157%, 07/23/08                              5,038             5,244
   Duke Capital
      7.500%, 10/01/09                              1,065             1,184
   EOP Operating
      7.000%, 07/15/11                              1,845             2,046
      4.650%, 10/01/10                              1,638             1,634
   Eksportsfinans MTN
      3.375%, 01/15/08                              5,680             5,600
   Equity One
      3.875%, 04/15/09                              7,480             7,243
   Farmers Exchange Capital
      7.200%, 07/15/48 (B)                          1,465             1,591
      7.050%, 07/15/28 (B) (J)                      4,434             4,794
   Farmers Insurance Exchange Capital (B)
      8.625%, 05/01/24                              3,717             4,614
   First Industrial
      7.600%, 07/15/28                              3,675             4,301
   First Industrial MTN
      7.500%, 12/01/17                              1,800             2,065
   Five Finance MTN (A) (K) (L)
      3.230%, 07/22/05                             27,956            27,953
   Ford Motor Credit
      7.875%, 06/15/10 (J)                          8,745             8,642
      7.375%, 10/28/09                              2,040             1,994
      7.250%, 10/25/11 (J)                          2,247             2,162
      7.000%, 10/01/13                                970               931
      6.625%, 06/16/08                              7,635             7,541
      5.700%, 01/15/10 (J)                          2,745             2,532
   GE Capital Franchise MTN
      6.860%, 06/15/07                              1,850             1,950
   General Electric Capital
      4.125%, 03/04/08                              4,370             4,375
   General Electric Capital MTN, Ser A
      4.875%, 03/04/15 (J)                          2,115             2,169
      4.125%, 09/01/09                             13,000            12,956
      3.750%, 12/15/09 (J)                            501               492
      3.600%, 10/15/08                              1,425             1,401
      3.450%, 01/15/08 (A)                         17,550            17,426
   General Motors Acceptance
      8.000%, 11/01/31 (J)                          4,150             3,703
      7.750%, 01/19/10 (J)                          2,430             2,375
      7.250%, 03/02/11                              3,520             3,300
      6.875%, 09/15/11                              1,735             1,602
      6.150%, 04/05/07                              1,120             1,114
      6.125%, 09/15/06                                785               786

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
      6.125%, 02/01/07 (J)                 $          650    $          646
      6.125%, 08/28/07 (J)                            460               455
      5.625%, 05/15/09 (J)                          2,260             2,116
      5.530%, 12/01/14 (A)                          3,068             2,614
      4.602%, 09/23/08 (A)                            300               277
      4.100%, 07/16/07 (A)                          3,460             3,339
   Genworth Financial
      5.750%, 06/15/14                                320               343
   Goldman Sachs Capital I (J)
      6.345%, 02/15/34                                630               683
   Goldman Sachs Group
      6.875%, 01/15/11                              3,775             4,209
      5.125%, 01/15/15 (J)                            740               754
      3.538%, 03/02/10 (A)                          2,463             2,458
   HBOS (B)
      3.125%, 01/12/07                              1,225             1,211
   HBOS Treasury Services (B)
      3.600%, 08/15/07                              1,235             1,224
      3.500%, 11/30/07                              2,000             1,974
   HSBC Bank (J)
      3.875%, 09/15/09                              1,145             1,129
   HSBC Finance
      4.750%, 04/15/10                                770               781
   Harrier Finance Funding MTN
      (A) (K) (L)
      3.390%, 09/15/05                              5,709             5,709
   Hartford Life
      7.650%, 06/15/27                                280               363
   Household Finance
      8.000%, 07/15/10                              3,475             4,010
      7.000%, 05/15/12                              1,505             1,707
      6.375%, 11/27/12 (J)                            585               647
      5.875%, 02/01/09                              3,080             3,234
      4.750%, 05/15/09 (J)                          1,150             1,167
   Irish Life & Permanent MTN, Ser X
      (A) (K) (L)
      3.270%, 07/21/05                             26,184            26,181
   Istar Financial
      5.375%, 04/15/10                                895               905
   JP Morgan Capital Trust II
      7.950%, 02/01/27                                580               630
   JP Morgan Chase
      6.750%, 02/01/11                              2,481             2,745
      5.750%, 01/02/13                              4,360             4,671
      5.250%, 05/30/07                                400               408
      5.125%, 09/15/14                                390               399
      4.000%, 02/01/08                              1,390             1,383
      3.625%, 05/01/08 (J)                            720               709
   JP Morgan Chase Capital XV
      5.875%, 03/15/35                                545               559
   Jackson National Life Funding
      (A) (K) (L)
      3.111%, 07/01/05                             43,313            43,313
   Japan Finance
      4.625%, 04/21/15                              2,400             2,442
   K2 MTN (A) (K) (L)
      3.354%, 09/12/05                              1,181             1,181
   Korea Development Bank
      4.250%, 11/13/07                                755               755
   Lakeside Funding (A) (K) (L)
      3.220%, 07/08/05                              9,844             9,844
   Lazard (B)
      7.125%, 05/15/15                              1,400             1,412
   Lehman Brothers
      7.875%, 08/15/10                                945             1,098
      7.000%, 02/01/08                              3,395             3,625
      6.500%, 04/15/08                                695               736

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Lighthouse US Capital MTN
      (A) (K) (L)
      3.150%, 07/11/05                     $       19,688    $       19,676
   Liberty Mutual Group (B) (J)
      6.500%, 03/15/35                                810               803
   MBNA
      6.125%, 03/01/13                                650               708
   Massmutual Global Funding II (B)
      2.550%, 07/15/08                              1,200             1,145
   Merrill Lynch
      7.430%, 09/01/22                                 18                19
   Merrill Lynch MTN, Cl C (J)
      4.250%, 02/08/10                              2,735             2,728
   Merrill Lynch MTN, Ser B
      3.375%, 09/14/07                              2,100             2,079
   Merrill Lynch MTN, Ser C (A)
      3.948%, 03/12/07                              2,460             2,452
   Met Life Global Funding
      5.700%, 06/15/35                              1,900             1,959
      4.750%, 06/20/07 (B)                          1,100             1,115
      4.500%, 05/05/10 (B)                            225               226
      4.250%, 07/30/09 (B)                            815               818
   Monumental Global Funding (B)
      5.200%, 01/30/07                                625               637
   Monumental Global Funding II
      (B) (J)
      4.375%, 07/30/09                              1,800             1,802
   Morgan Stanley
      4.750%, 04/01/14 (J)                          1,800             1,773
      4.250%, 05/15/10                                600               596
      4.000%, 01/15/10                                 70                69
      3.875%, 01/15/09                              1,225             1,209
   Morgan Stanley EXL (A) (K)
      3.150%, 07/05/05                              6,891             6,891
   Morgan Stanley EXL, Ser S (A) (K)
      3.130%, 07/05/05                              9,844             9,843
   NB Capital Trust IV (J)
      8.250%, 04/15/27                              4,500             4,921
   National Capital Trust II (A) (B)
      5.486%, 12/29/49                              2,231             2,297
   National City Bank
      3.375%, 10/15/07                              1,520             1,504
      3.300%, 05/15/07                                750               741
   NationsBank Capital Trust III (A)
      3.691%, 01/15/27                              6,850             6,444
   Nationwide Building Society
      3.500%, 07/31/07 (B)                          3,250             3,212
      3.478%, 09/28/05 (A) (K) (L)                  9,844             9,844
      3.160%, 07/07/05 (A) (K) (L)                 19,688            19,688
   Nationwide Mutual Insurance
      8.250%, 12/01/31 (B)                          3,575             4,651
      6.600%, 04/15/34 (B) (J)                      3,590             3,747
   New York Life Global Funding (B)
      3.875%, 01/15/09                              1,000               992
   Nordbank (A) (K) (L)
      3.300%, 07/25/05                             16,734            16,731
   North Front Pass-Through Trust
      (A) (B)
      5.810%, 12/15/24                              4,200             4,328
   Northern Rock (A) (K) (L)
      3.150%, 07/05/05                             20,278            20,278
   Odyssey Re Holdings
      6.875%, 05/01/15                              2,400             2,463
   PNC Funding
      5.250%, 11/15/15                              1,095             1,135

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Pacific Life Global Funding
      (A) (K) (L)
      3.200%, 07/13/05                     $       14,766    $       14,766
   Platinum Underwriters Finance (B)
      7.500%, 06/01/17                              1,150             1,166
   Power Receivables Financial
      6.290%, 01/01/12                              4,886             5,125
      6.290%, 01/01/12 (B)                            401               417
   Premium Asset Trust (A) (K) (L)
      3.430%, 07/29/05                             18,703            18,716
      3.270%, 07/06/05                             14,569            14,578
      2.140%, 07/15/05                             27,563            27,563
   Prime Property Funding (B)
      5.600%, 06/15/11                              2,220             2,317
   Protective Life MTN
      3.700%, 11/24/08                              1,285             1,266
   Prudential Financial MTN, Ser C (J)
      4.750%, 06/13/15                                810               811
   RBS Capital Trust B
      6.800%, 12/05/49                              1,000             1,035
   Rabobank Capital Fund II (B)
      5.260%, 12/29/49                                200               206
   Rabobank Capital Fund Trust III
      (A) (B) (J)
      5.254%, 10/21/16                                420               431
   Rouse
      5.375%, 11/26/13 (J)                          1,430             1,385
      3.625%, 03/15/09                                735               695
   Royal Bank of Scotland
      7.648%, 08/31/49                                800             1,017
   SLM
      4.000%, 01/15/10                              1,010               998
   SLM EXL, Ser S (A) (K)
      3.220%, 07/15/05                             21,656            21,656
   SLM MTN, Ser X (A) (K) (L)
      3.260%, 07/20/05                             39,375            39,375
   SLM, Ser CPI (A)
      4.270%, 04/01/09                              5,460             5,367
   Simon Property Group
      5.625%, 08/15/14                                380               396
      5.100%, 06/15/15 (B)                            380               380
   State Street Bank & Trust (A)
      3.330%, 12/11/06                              2,475             2,475
   SunTrust Bank
      4.000%, 10/15/08                                810               806
      3.625%, 10/15/07                                965               952
      3.458%, 06/02/09 (A)                            925               926
   TIAA Global Markets (B)
      3.875%, 01/22/08                              3,395             3,374
   Toyota Motor Credit
      5.500%, 12/15/08                                120               125
   UBS Preferred Funding Trust I
      8.622%, 10/29/49                                650               772
   US Bancorp MTN, Ser N
      3.950%, 08/23/07                                395               394
      3.125%, 03/15/08                              2,215             2,156
   US Bank
      2.870%, 02/01/07                              1,295             1,274
      2.400%, 03/12/07                              1,975             1,927
   USAA Capital MTN, Ser B
      4.000%, 12/10/07                              1,695             1,692
   Wachovia Bank (J)
      4.875%, 02/01/15                              1,775             1,806
   Washington Mutual Bank
      5.125%, 01/15/15                                790               802
      4.000%, 01/15/09                              2,331             2,308

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo
      4.200%, 01/15/10                     $        7,095    $        7,091
      4.000%, 08/15/08                              2,750             2,745
   Westfield Capital (B) (J)
      4.375%, 11/15/10                              4,153             4,147
   White Pine Finance MTN,
   Ser 1 (A) (K) (L)
      3.081%, 07/01/05                              8,663             8,661
   Willis Group North America
      5.625%, 07/15/15                                705               713
   Woodbourne Pass-Through Trust (A) (B)
      4.270%, 04/08/49                              2,500             2,494
   World Savings Bank
      4.125%, 03/10/08                              1,375             1,372
   XL Capital
      6.375%, 11/15/24                                750               816
   Zions Bancorporation
      6.000%, 09/15/15                              1,265             1,379
   Zurich Capital Trust I (B)
      8.376%, 06/01/37                              1,967             2,176
                                                             --------------
                                                                  1,025,800
                                                             --------------
HEALTH CARE -- 0.4%

   Boston Scientific (J)
      5.450%, 06/15/14                                780               819
   Bristol-Myers Squibb
      6.875%, 08/01/97                                680               847
      5.750%, 10/01/11 (J)                            815               872
   HCA (J)
      5.750%, 03/15/14                              6,470             6,441
   Merck
      6.400%, 03/01/28                                600               699
      4.750%, 03/01/15                                505               510
   Nationwide Health Properties
      6.000%, 05/20/15                                545               551
   Schering-Plough
      6.750%, 12/01/33                                750               904
   Tenet Healthcare (J)
      7.375%, 02/01/13                                336               332
   Wellpoint
      6.375%, 06/15/06                              1,075             1,098
      5.950%, 12/15/34                              1,070             1,168
   Wyeth
      5.500%, 02/01/14                                545               574
                                                             --------------
                                                                     14,815
                                                             --------------
INDUSTRIALS -- 3.0%

   Air 2 US (B)
      8.027%, 10/01/19                              3,381             3,025
   Albemarle
      5.100%, 02/01/15                                270               270
   Alcan
      5.750%, 06/01/35                                380               387
   America West Airlines, Ser 99-1
      7.930%, 01/02/19                              9,513            10,523
   American Airlines, Ser 01-2 (J)
      7.858%, 10/01/11                              3,000             3,169
   American Airlines, Ser 99-1 (J)
      7.024%, 10/15/09                              4,630             4,784
   Belvoir Land
      5.270%, 12/15/47                                950               967

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Boeing (J)
      5.125%, 02/15/13                     $        1,445    $        1,512
   Burlington North Santa Fe
      7.290%, 06/01/36                                435               566
   Canadian National Railways
      7.375%, 10/15/31                                980             1,289
      6.900%, 07/15/28                                125               154
      6.250%, 08/01/34                                250               288
   Centex
      5.250%, 06/15/15                              1,325             1,324
   Continental Airlines, Ser 00-2
      7.707%, 04/02/21 (J)                          2,949             2,952
      7.487%, 10/02/10                              1,730             1,749
   Continental Airlines, Ser 971A
      7.461%, 04/01/15                                509               482
   Continental Airlines, Ser 974A (J)
      6.900%, 01/02/18                              7,977             7,932
   Continental Airlines, Ser 99-2 (J)
      7.256%, 03/15/20                                867               874
   Delta Air Lines (A)
      3.911%, 01/25/08                              3,481             3,486
   Delta Air Lines, Ser 01-1, Cl A-2 (J)
      7.111%, 09/18/11                                580               549
   Delta Air Lines, Ser 02-1, Cl G-1 (J)
      6.718%, 01/02/23                              6,953             7,299
   Delta Air Lines, Ser 02-1, Cl G-2
      6.417%, 07/02/12                              3,900             4,103
   Delta Airlines, Ser 00-1, Cl A2 (J)
      7.570%, 11/18/10                              2,350             2,211
   Eastman Kodak (J)
      7.250%, 11/15/13                              2,740             2,881
   Enterprise Products Operations
      4.950%, 06/01/10                                885               889
   Enterprise Products Operations,
      Ser B
      4.000%, 10/15/07                                850               842
   Falconbridge
      5.500%, 06/15/17                                750               748
   Federal Express, Ser A3
      8.400%, 03/23/10                                600               646
   General Electric
      5.000%, 02/01/13                                160               165
   Lennar (B)
      5.600%, 05/31/15                                650               666
   Litton Industries
      7.750%, 03/15/26                                950             1,239
   Lockheed Martin (J)
      8.500%, 12/01/29                              3,385             4,887
   Newmont Mining
      5.875%, 04/01/35                                650               662
   Norfolk Southern (J)
      7.050%, 05/01/37                                655               816
   Northrup Grumman
      4.079%, 11/16/06                              1,400             1,396
   Northwest Airlines, Ser 01-1,
      Cl A-1 (J)
      7.041%, 04/01/22                              1,689             1,612
   Ohana Military LLC, Ser 04I
      6.193%, 04/01/49                              1,000             1,181
   Raytheon
      6.000%, 12/15/10                                 24                26
      5.500%, 11/15/12                                290               305
      5.375%, 04/01/13 (J)                            555               578
      4.500%, 11/15/07                                335               336

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Ryland Group
      5.375%, 05/15/12                     $        1,030    $        1,046
   Southwest Airlines
      5.125%, 03/01/17                                525               515
   Systems 2001 Asset Trust (B)
      6.664%, 09/15/13                              1,499             1,635
   Tyco International Group
      7.000%, 06/15/28                                550               663
      6.875%, 01/15/29 (J)                          6,310             7,532
      6.750%, 02/15/11                              2,190             2,431
      6.375%, 10/15/11 (J)                          7,075             7,771
      6.000%, 11/15/13                                915               995
   US Airways, Cl B (G) (I)
      7.500%, 04/15/08                              2,696                --
   Union Pacific
      6.250%, 05/01/34                                750               846
   United Airlines, Ser 00-2 (G) (I)
      7.811%, 10/01/09                                982               446
   United Airlines, Ser A-3 (G) (I)
      8.390%, 01/21/11                              1,466               769
   United Technologies
      6.500%, 06/01/09                              2,365             2,566
      5.400%, 05/01/35                              1,035             1,087
      4.875%, 05/01/15                                575               588
   Waste Management
      7.375%, 08/01/10 (J)                          2,480             2,773
      7.125%, 12/15/17                              8,305             9,727
      7.100%, 08/01/26                              1,710             1,985
                                                             --------------
                                                                    123,145
                                                             --------------
INFORMATION TECHNOLOGY -- 0.1%

   Electronic Data Systems (J)
      7.125%, 10/15/09                              3,680             3,961
                                                             --------------
MATERIALS -- 0.2%

   Codelco (B)
      4.750%, 10/15/14                                960               949
   International Paper
      6.750%, 09/01/11                                375               409
      5.500%, 01/15/14                              1,120             1,144
   Lubrizol
      5.500%, 10/01/14                                545               562
   Weyerhaeuser (J)
      7.375%, 03/15/32                                270               318
      6.750%, 03/15/12                              4,540             4,995
                                                             --------------
                                                                      8,377
                                                             --------------
SOVEREIGN -- 1.2%

   Aid-Israel
      5.500%, 09/18/23                              5,525             6,192
   Russian Federation (D)
      5.000%, 03/31/30                             12,500            13,955
   United Mexican States
      8.375%, 01/14/11                              1,790             2,083
   United Mexican States MTN
      8.300%, 08/15/31                              2,760             3,436
      6.375%, 01/16/13                                471               506
   United Mexican States MTN, Ser A
      8.000%, 09/24/22 (J)                          6,665             8,165
      7.500%, 04/08/33                             13,300            15,262
      6.750%, 09/27/34 (J)                            382               405
                                                             --------------
                                                                     50,004
                                                             --------------

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.7%

   AT&T
      9.750%, 11/15/31                     $          965    $        1,256
   AT&T Wireless Services
      8.125%, 05/01/12                              1,595             1,911
      7.350%, 03/01/06                              2,536             2,591
   America Movil
      6.375%, 03/01/35                                545               532
   BellSouth
      6.550%, 06/15/34 (J)                            725               825
      5.200%, 09/15/14 (J)                          1,250             1,288
      4.750%, 11/15/12                                780               784
      4.258%, 04/26/06 (B)                          5,525             5,539
      4.200%, 09/15/09                                425               423
   British Telecommunications PLC
      8.875%, 12/15/30                                865             1,221
      8.375%, 12/15/10                              1,250             1,480
   Clear Channel Communications
      4.250%, 05/15/09                                990               954
   Deutsche Telekom International
      Finance
      8.750%, 06/15/30                                775             1,049
   France Telecom
      8.750%, 03/01/31 (A)                            525               732
      8.000%, 03/01/11                              1,155             1,340
      7.950%, 03/01/06 (A)                          1,455             1,487
   New England Telephone & Telegraph
      7.875%, 11/15/29                                355               448
   New Jersey Bell Telephone
      7.850%, 11/15/29                              1,135             1,403
   SBC Communications
      6.450%, 06/15/34 (J)                          1,605             1,805
      6.150%, 09/15/34                                145               157
      5.100%, 09/15/14 (J)                          1,990             2,035
      4.389%, 06/05/21 (B)                          8,575             8,596
   Sprint Capital
      8.750%, 03/15/32                              2,065             2,873
      8.375%, 03/15/12 (J)                          1,745             2,099
      7.125%, 01/30/06                              3,300             3,355
      6.875%, 11/15/28                                270               310
      6.000%, 01/15/07                              1,935             1,983
      4.780%, 08/17/06 (D)                          6,625             6,673
   Telecom Italia Capital
      6.000%, 09/30/34 (B) (J)                      1,525             1,557
      5.250%, 11/15/13                              2,735             2,777
      4.950%, 09/30/14 (B)                          1,505             1,490
   Telefonica Europe
      7.750%, 09/15/10                                925             1,067
   Telefonos de Mexico (B)
      5.500%, 01/27/15                                650               645
   Verizon Global Funding
      7.750%, 06/15/32                                500               649
      6.875%, 06/15/12                              2,600             2,951
   Verizon Maryland, Ser A
      6.125%, 03/01/12                                910               976
   Verizon Virginia, Ser A
      4.625%, 03/15/13                                 50                49
   Vodafone Group (J)
      5.000%, 12/16/13                              1,015             1,044
                                                             --------------
                                                                     68,354
                                                             --------------
UTILITIES -- 2.3%

   American Electric Power, Ser C
      5.375%, 03/15/10                              1,559             1,618
   Arizona Public Services
      8.000%, 12/30/15                              3,740             4,147

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Cleveland Electric Illumination
      5.650%, 12/15/13                     $          500    $          526
   Cogentrix Energy (B)
      8.750%, 10/15/08                              7,758             8,856
   Dominion Resources
      5.700%, 09/17/12 (J)                          3,270             3,448
      5.000%, 03/15/13                                540               544
      4.750%, 12/15/10                                960               966
      4.125%, 02/15/08                                810               806
   Dominion Resouces, Cl A
      7.195%, 09/15/14                                315               366
   Dominion Resources, Ser D
      5.125%, 12/15/09                                900               924
   Duke Energy
      6.250%, 01/15/12                                580               633
      5.625%, 11/30/12 (J)                            730               774
   Empresa Nacional Electric
      8.625%, 08/01/15                                515               615
      8.350%, 08/01/13                                235               273
   Exelon
      6.750%, 05/01/11                                410               455
      5.625%, 06/15/35                              1,365             1,376
   Exelon Generation
      5.350%, 01/15/14                                810               840
   FPL Energy American Wind (B)
      6.639%, 06/20/23                              6,772             7,312
   FirstEnergy, Ser A
      5.500%, 11/15/06                              2,850             2,899
   FirstEnergy, Ser B
      6.450%, 11/15/11                                600               656
   FirstEnergy, Ser C
      7.375%, 11/15/31                              7,415             9,064
   Florida Power
      5.900%, 03/01/33                                325               355
   Florida Power & Light
      4.950%, 06/01/35                                925               912
   Hydro-Quebec, Ser JL
      6.300%, 05/11/11                              1,525             1,685
   Kansas Gas & Electric (B)
      5.647%, 03/29/21                                890               903
   Oncor Electric Delivery
      6.375%, 01/15/15                                660               732
   PSEG Power
      8.625%, 04/15/31                                420               580
   Pacific Gas & Electric
      6.050%, 03/01/34                              3,147             3,468
      3.820%, 04/03/06 (A) (J)                        296               296
   Pepco Holdings
      6.450%, 08/15/12                                540               589
   Pinnacle West Energy (A) (B)
      3.630%, 04/01/07                              5,000             5,001
   Power Contract Financing (B)
      5.200%, 02/01/06                              3,303             3,326
   Progress Energy
      7.750%, 03/01/31                                540               674
      7.000%, 10/30/31                              1,070             1,236
      6.850%, 04/15/12                                650               722
   Public Service
      7.875%, 10/01/12                                915             1,106
   SP Powerassets (B)
      5.000%, 10/22/13                                150               155
   Scottish Power
      4.910%, 03/15/10                              1,350             1,370
   Sonat
      7.625%, 07/15/11                              2,850             2,871
   Southern California Edison
      6.000%, 01/15/34                                870               974

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($  Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   TXU Energy
      7.000%, 03/15/13                     $          780    $          870
      6.550%, 11/15/34 (B)                          4,510             4,429
      4.800%, 11/15/09 (B)                          2,600             2,553
      3.920%, 01/17/06 (A)                            770               770
   Virginia Electric & Power, Ser A
      5.750%, 03/31/06                              2,400             2,430
   Williams (J)
      8.750%, 03/15/32                              4,340             5,213
      7.750%, 06/15/31                              1,880             2,073
   Williams, Ser A (J)
      7.500%, 01/15/31                              1,490             1,613
                                                             --------------
                                                                     94,004
                                                             --------------
Total Corporate Obligations
   (Cost $1,515,578) ($ Thousands)                                1,556,126
                                                             --------------
ASSET - BACKED SECURITIES -- 26.1%

AUTOMOTIVE -- 2.4%

   AESOP Funding, Ser 2003-4A,
      Cl A1 (A)
      3.490%, 08/20/07                              2,100             2,104
   Capital Auto Receivables Asset Trust,
      Ser 2004-1, Cl A3
      2.000%, 11/15/07                              1,417             1,397
   Capital Auto Receivables Asset Trust,
      Ser 2004-2, Cl A2
      3.350%, 02/15/08                                694               687
   Capital Auto Receivables Asset Trust,
      Ser 2005-SN1A, Cl A1
      (A) (K) (L)
      3.327%, 05/15/06                             40,488            40,488
   Chase Manhattan Auto Owner Trust,
      Ser 2003-A, Cl A4
      2.060%, 12/15/09                                567               552
   Chase Manhattan Auto Owner Trust,
      Ser 2004-A, Cl A3
      2.080%, 05/15/08                              3,684             3,638
   Chase Manhattan Auto Owner Trust,
      Ser 2005-A, Cl A3
      3.870%, 06/15/09                              9,325             9,302
   Chesapeake Funding, Ser 2003-1, Cl
      A1 (A)
      3.410%, 08/07/08                             11,710            11,714
   DaimlerChrysler Auto Trust,
      Ser 2004-B, Cl A3
      3.180%, 09/08/08                              2,212             2,195
   DaimlerChrysler Auto Trust,
      Ser 2005-B, Cl A2
      3.750%, 12/08/07                                936               935
   Drive Time Auto Owner Trust,
      Ser 2004-B, Cl A2
      2.586%, 06/15/07                              1,922             1,916
   Drivetime Auto Owner Trust,
      Ser 2005-A, Cl A1 (A) (K) (L)
      3.240%, 07/15/05                              3,438             3,438
   Ford Credit Auto Owner Trust,
      Ser 2002-D, Cl A4B (A)
      3.340%, 11/15/06                             11,854            11,858
   Ford Credit Auto Owner Trust,
      Ser 2005-A, Cl A3
      3.480%, 11/15/08                                873               867
   Ford Credit Auto Owner Trust,
      Ser 2005-B, Cl A3
      4.170%, 01/15/09                              1,498             1,502

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A4
      4.180%, 02/15/12                     $        1,298    $        1,298
   Nissan Auto Receivables Owner
      Trust, Ser 2005-A, Cl A2
      3.220%, 07/16/07                              3,300             3,288
   Nissan Auto Receivables Owner
      Trust, Ser 2005-B, Cl A2
      3.750%, 09/17/07                                761               760
   USAA Auto Owner Trust,
      Ser 2004-3, Cl A3
      3.160%, 02/17/09                              1,226             1,213
   Whole Auto Loan Trust, Ser 2004-1,
      Cl A4
      3.260%, 03/15/11                                586               576
                                                             --------------
                                                                     99,728
                                                             --------------
CREDIT CARDS--2.9%

   American Express Credit Account
      Master, Ser 2004-3, Cl A
      4.350%, 12/15/11                              2,320             2,342
   American Express Credit Account
      Master, Ser 2005-3, Cl A (A)
      3.240%, 01/18/11                              8,475             8,470
   Capital One Master Trust,
      Ser 2001-3A, Cl A
      5.450%, 03/16/09                              4,320             4,378
   Capital One Multi-Asset Execution
      Trust, Ser 2005, Cl A2
      4.050%, 02/15/11                              1,701             1,703
   Chase Issuance Trust, Ser 2004-A9,
      Cl A9
      3.220%, 06/15/10                              8,425             8,289
   Citibank Credit Card Issuance Trust,
      Ser 2000-A1, Cl A1
      6.900%, 10/15/07                              8,005             8,078
   Citibank Credit Card Issuance Trust,
      Ser 2000-A3, Cl A3
      6.875%, 11/16/09                              1,356             1,445
   Citibank Credit Card Issuance Trust,
      Ser 2002-A5, Cl A5 (A)
      3.450%, 09/17/07                             17,700            17,702
   Citibank Credit Card Issuance Trust,
      Ser 2003-A3, Cl A3
      3.100%, 03/10/10                                300               293
   Citibank Credit Card Issuance Trust,
      Ser 2003-A6, Cl A6
      2.900%, 05/17/10                             21,015            20,375
   Citibank Credit Card Issuance Trust,
      Ser 2004-A1, Cl A1
      2.550%, 01/20/09                             14,404            14,101
   Citibank OMNI Master Trust,
      Ser 2002-4, Cl A (A)
      3.350%, 08/18/09                             13,639            13,641
   Discover Card Master Trust,
      Ser 2004-2, Cl A1 (A)
      3.240%, 05/15/10                                865               864
   MBNA Credit Card Master Note Trust,
      Ser 2004-A4, Cl A4
      2.700%, 09/15/09                              9,500             9,295
   MBNA Credit Card Master Note Trust,
      Ser 2005-A1, Cl A1
      4.200%, 09/15/10                              1,443             1,451

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   MBNA Credit Card Master Note Trust,
      Ser 2005-A3, Cl A3
      4.100%, 10/15/12                     $        1,353    $        1,351
   Metris Master Trust, Ser 2000-3,
      Cl A (A)
      3.520%, 09/21/09                              4,640             4,642
                                                             --------------
                                                                    118,420
                                                             --------------
MORTGAGE RELATED SECURITIES -- 20.4%

   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (A)
      3.490%, 11/15/31                              1,578             1,579
   AFC Home Equity Loan Trust,
      Ser 1998-1, Cl 1A2 (A)
      3.584%, 04/25/28                                274               275
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (A)
      3.554%, 03/25/30                              9,727             9,740
   ARSI, Ser 2004-W5, Cl AF1 (A)
      3.424%, 04/25/34                                767               767
   Aire Valley Mortgages,
      Ser 2004-1A, Cl 1A (A) (K) (L)
      3.260%, 07/20/05                             12,600            12,600
   American Business Financial
      Services, Ser 2002-1, Cl A5
      6.510%, 12/15/32                              2,600             2,681
   Ameriquest Mortgage Securities,
      Ser 2004-R12, Cl A3 (A)
      3.594%, 01/25/35                              1,256             1,260
   Asset-Backed Funding Certificates,
      Ser 2005-WF1, Cl A2B (A)
      3.494%, 01/25/35                              1,154             1,154
   Asset Securitization, Ser 1996-D2,
      Cl A1
      6.920%, 02/14/29                              9,166             9,280
   Atlantic City Electric Transition
      Funding, Ser 2003-1 Cl A1
      2.890%, 07/20/11                                319               311
   Banc of America Commercial
      Mortgage, Ser 2005-2, Cl AAB
      4.742%, 07/10/43                                546               554
   Banc of America Commercial
      Mortgage, Ser 2005-3, Cl A4
      4.668%, 07/10/43                             11,300            11,357
   Banc of America Funding,
      Ser 2005-B, Cl 2A1 (A)
      5.143%, 04/20/35                              9,619             9,711
   Bank of America Mortgage Securities,
      Ser 2003-1, Cl 2A4
      5.000%, 02/25/18                              8,684             8,731
   Bank of America Mortgage Securities,
      Ser 2004-5, Cl 4A1
      5.000%, 06/25/19                              3,305             3,336
   Bank of America Mortgage Securities,
      Ser 2004-6, Cl 4A1
      5.000%, 07/25/19                              3,477             3,496
   Bayview Financial Acquisition Trust,
      Ser 2005-B, Cl 1A1 (A)
      4.443%, 04/28/39                              4,760             4,760
   Bear Stearns Asset-Backed
      Securities, Ser 2000-2, Cl M2
      8.280%, 08/25/30                              8,000             8,526
   Bear Stearns Asset-Backed
      Securities, Ser 2001-A, Cl AI4
      6.820%, 02/15/31                              1,730             1,744

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PWR8, Cl AAB
      4.581%, 06/11/41                     $        2,511    $        2,524
   Blue Heron Funding, Ser 9A, Cl A1
      (A) (K) (L)
      3.344%, 07/25/05                             19,688            19,688
   CCN Independence IV (A) (K) (L)
      3.306%, 07/15/05                             10,828            10,828
      3.290%, 07/15/05                              6,891             6,891
   CDC Mortgage Capital Trust,
      Ser 2002-HE3, Cl A (A)
      3.804%, 03/25/33                                418               418
   CDC Mortgage Capital Trust,
      Ser 2003-HE2, Cl A (A)
      3.664%, 10/25/33                              3,166             3,168
   CSFB, Ser 1997-C2, Cl AX, IO (A)
      1.370%, 01/17/35                             33,593               793
   CSFB, Ser 1998-C2, Cl A2
      6.300%, 11/11/30                             11,600            12,327
   CSFB, Ser 2001-MH29, Cl A
      5.600%, 09/25/31                              2,218             2,202
   Carrington Mortgage Loan Trust,
      Ser 2005-OPT2, Cl A1B (A)
      3.464%, 05/25/35                              1,086             1,086
   Chase Commercial Mortgage
      Securities, Ser 2000-1, Cl A2
      7.757%, 04/15/32                              3,580             3,961
   Chase Commercial Mortgage
      Securities, Ser 2000-3, Cl A2
      7.319%, 10/15/32                              5,680             6,393
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (A)
      3.564%, 03/25/32                              3,483             3,494
   Chase Manhattan Commercial
      Mortgage Trust, Ser 99-C2, Cl A2
      7.546%, 11/17/32                              5,610             6,241
   Cheyne High Grade, Ser 2004-1A, Cl A1
      (A) (K) (L)
      3.250%, 08/10/05                             11,320            11,320
   Citigroup Commercial Mortgage
      Trust, Ser 2005-C3, Cl ASB
      4.755%, 05/15/43                              1,351             1,373
   Commercial Mortgage Pass-Through
      Certificate, Ser 1999-1, Cl E (A)
      7.229%, 05/15/32                                830               899
   Commercial Mortgage Pass-Through
      Certificate, Ser 2000-C1, Cl A2
      7.416%, 08/15/33                                706               789
   Commodore, Ser 2003-2A, Cl A1MM
      (A) (K) (L)
      3.490%, 09/12/05                              9,056             9,056
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
      8.130%, 08/15/31                              2,800             2,805
   Conseco Finance Securitization,
      Ser 2000-4, Cl A5
      7.970%, 05/01/32                              4,800             3,982
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6
      8.310%, 05/01/32                              1,500             1,276
   Conseco Finance, Ser 2001-A,
      Cl IIB1
      10.300%, 03/15/32                             3,975             4,170
   Conseco Finance, Ser 2001-C,
      Cl A4
      6.190%, 03/15/30                                314               320

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Conseco Finance, Ser 2001-D,
      Cl A5
      6.190%, 11/15/32                     $        4,130     $       4,244
   Contimortgage Home Equity Loan,
      Ser 1997-1, Cl A9
      7.050%, 03/15/28                                223               225
   Contimortgage Home Equity Loan,
      Ser 1997-2, Cl A9
      7.090%, 04/15/28                                441               445
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
      6.000%, 12/25/34                              6,898             7,103
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
      6.000%, 02/25/34                              2,482             2,511
   Countrywide Alternative Loan Trust,
      Ser 2005-24, Cl 1A1 (A)
      4.106%, 07/20/35                                 77                78
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1 (A)
      2.417%, 06/25/35                             12,300            12,392
   Countrywide Alternative Loan Trust,
      Ser 2005-J4, Cl 2A1B (A)
      3.434%, 07/25/35                              1,901             1,901
   Countrywide Asset-Backed
      Certificates, Ser 2003-C2, Cl 2A1 (A)
      3.614%, 06/25/33                              1,639             1,643
   Countrywide Asset-Backed
      Certificates, Ser 2004-14, Cl A4 (A)
      3.594%, 06/25/35                              7,553             7,581
   Countrywide Asset-Backed
      Certificates, Ser 2004-3N,
      Cl Note (A)
      3.514%, 05/25/09                              3,904             3,903
   Countrywide Home Equity Loan
      Trust, Ser 2001-A, Cl A (A)
      3.460%, 04/15/27                              4,581             4,584
   Countrywide Home Equity Loan
      Trust, Ser 2004-K, Cl A2 (A)
      3.520%, 02/15/34                              8,770             8,787
   Credit-Based Asset Servicing,
      Ser 2004-CB8, Cl AF1 (A)
      3.633%, 12/25/35                              7,479             7,411
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2
      7.000%, 06/02/33                             14,450            14,996
   DLJ Commercial Mortgage,
      Ser 1999-CG1, Cl A1B
      6.460%, 03/10/32                              5,030             5,380
   DLJ Commercial Mortgage,
      Ser 1999-CG2, Cl A1B
      7.300%, 06/10/32                              5,525             6,109
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (A)
      3.660%, 11/19/44                             14,873            14,863
   DSLA Mortgage Loan Trust,
      Ser 2004-AR3, Cl 2A2A (A)
      3.630%, 07/19/44                              8,373             8,384
   Detroit Edison Securitization,
      Ser 2001-1, Cl A4
      6.190%, 03/01/13                              1,055             1,143
   Duke Funding, Ser 2004-6B,
      Cl A1S1 (A) (K) (L)
      3.193%, 07/08/05                             14,766            14,766

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (A)
      3.784%, 05/25/39                     $        4,221    $        4,246
   EQCC Trust, Ser 2002-1, Cl 2A (A)
      3.614%, 11/25/31                              1,524             1,526
   Equity One, Ser 2002-2, Cl AF3
      5.773%, 10/25/32                              5,347             5,392
   Equivantage Home Equity Loan
      Trust, Ser 1997-2, Cl A3 (A)
      7.775%, 07/25/28                                462               461
   FFCA Secured Lending,
      Ser 1997-1, Cl IO (A) (I)
      0.370%, 02/18/22                                273                 2
   FFCA Secured Lending,
      Ser 1999-1A, Cl IO (A) (I)
      1.626%, 09/18/25                             16,169               637
   First Horizon,
      Ser 2004-HE2, Cl A (A)
      3.534%, 02/25/34                              8,601             8,607
   First Union National Bank,
      Ser 2000-C2, Cl A2
      7.202%, 10/15/32                              2,597             2,927
   First Union National Bank,
      Ser 2001-C3, Cl A3
      6.423%, 08/15/33                              5,475             6,042
   First Union-Lehman Brothers,
      Ser 1997-C2, Cl X, IO (A)
      1.420%, 11/18/29                              4,940               218
   Fleet Home Equity Trust,
      Ser 2001-1, Cl A (A)
      3.470%, 05/20/31                                449               449
   Fund America Investors,
      Ser 1993-A, Cl A2 (A)
      5.915%, 06/25/23                                554               554
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
      6.720%, 10/25/27                              1,293             1,290
   GE Capital Mortgage,
      Ser 2003-C2, Cl A4
      5.145%, 07/10/37                                496               517
   GMAC Commercial Mortgage
      Securities, Ser 1998-C1, Cl A2
      6.700%, 05/15/30                             11,162            11,780
   GMAC Commercial Mortgage
      Securities, Ser 1999-C2, Cl A2
      6.945%, 09/15/33                                100               109
   GMAC Commercial Mortgage
      Securities, Ser 1999-C3, Cl A2
      7.179%, 08/15/36                              5,509             6,018
   GMAC Commercial Mortgage
      Securities, Ser 2002-C2, Cl A3
      5.713%, 10/15/38                                547               587
   GMAC Commercial Mortgage
      Securities, Ser 2003-FL1A, Cl A (A)
      3.570%, 03/11/15                                433               433
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
      3.118%, 03/10/38                                829               813
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
      3.896%, 08/10/38                                267               265
   GMAC Commercial Mortgage
      Securities, Ser 2005-C1, Cl A2
      4.471%, 05/10/43                                750               754
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
      6.562%, 04/13/31                              1,700             1,798

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities,
      Ser 2005-GG4, Cl A4
      4.761%, 07/10/39                       $      6,800       $     6,886
   GS Mortgage Securities,
      Ser 2005-GG4, Cl AABA
      4.680%, 07/10/39                              1,080             1,093
   GSAMP Trust, Ser 2003-SEA,
      Cl A1 (A)
      3.714%, 02/25/33                              8,215             8,261
   GSR Mortgage Loan Trust,
      Ser 2003-13, Cl 1A1 (A)
      4.508%, 10/25/33                              9,661             9,528
   Goldman Sachs Mortgage Securities,
      Ser 1998-C1, Cl A3
      6.135%, 10/18/30                              4,365             4,574
   Green Tree Financial,
      Ser 1993-4, Cl A5
      7.050%, 01/15/19                                799               836
   Green Tree Financial,
      Ser 1996-5, Cl A6
      7.750%, 07/15/27                              2,135             2,316
   Green Tree Financial, Ser 1998-6, Cl A6
      6.270%, 06/01/30                              1,128             1,143
   Greenwich Capital Commercial
      Funding, Ser 2004-GG1, Cl A4
      4.755%, 06/10/36                              2,195             2,233
   Greenwich Capital Commercial
      Funding, Ser 2005-GG3, Cl AAB
      4.619%, 08/10/42                              6,305             6,380
   Harborview Mortgage Loan Trust, Ser
      2005-1, Cl X, IO (A)
      1.243%, 03/19/35                             47,431             1,564
   Harwood Street Funding I,
      Ser 2004-1A, Cl NOTE (A) (K) (L)
      3.310%, 07/20/05                             27,956            27,956
   Harwood Street Funding II,
      Ser 2005-1A, Cl NOTE (K)
      3.364%, 07/25/05                             19,688            19,688
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1, Cl A2
      6.847%, 05/15/31                              4,200             4,531
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1, Cl C (A)
      7.049%, 05/15/31                                250               273
   Household Home Equity Loan Trust,
      Ser 2002-3, Cl A (A)
      3.710%, 07/20/32                              1,444             1,446
   IMPAC CMB Trust, Ser 2003-12,
      Cl A1 (A)
      3.694%, 12/25/33                              8,435             8,445
   IMPAC CMB Trust, Ser 2005-1,
      Cl 1A1 (A)
      3.574%, 04/25/35                              1,497             1,499
   IMPAC CMB Trust, Ser 2005-5,
      Cl A1 (A)
      3.650%, 08/25/35                              1,352             1,352
   Indymac Home Equity Loan Trust,
      Ser 2000-A, Cl AV1 (A)
      3.574%, 06/25/31                                916               916
   Indymac Indx Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (A)
      0.619%, 12/25/34                             31,861             1,155

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   JP Morgan Chase Commercial
      Mortgage, Ser 1997-C5,
      Cl X, IO (A)
      1.441%, 09/15/29                     $        6,107    $          224
   JP Morgan Chase Commercial
      Mortgage, Ser 2001-CIB2, Cl A3
      6.429%, 04/15/35                              5,170             5,674
   JP Morgan Chase Commercial
      Mortgage, Ser 2002-CIB4, Cl A3
      6.162%, 05/12/34                              5,000             5,484
   LB Commercial Conduit Mortgage,
      Ser 1999-C2, Cl A1
      7.105%, 10/15/32                                451               465
   LB Commercial Conduit Mortgage,
      Ser 2000-C4, Cl A2
      7.370%, 08/15/26                              4,855             5,473
   LB-UBS Commercial Mortgage Trust,
      Ser 1999-C2, Cl B
      7.425%, 10/15/32                                378               423
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A4
      4.685%, 07/15/32                                903               915
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C7, Cl A4
      4.931%, 09/15/35                                880               906
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl AAB (A)
      5.007%, 04/15/30                              1,098             1,135
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C3, Cl A2
      4.553%, 07/15/30                              1,463             1,470
   Lehman Brothers Commercial
      Mortgage, Ser 1998-C2, Cl A2
      6.560%, 11/18/35                              3,494             3,681
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3 (A)
      4.648%, 05/25/29                              6,205             6,298
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1
      6.000%, 08/25/34                              8,117             8,365
   Master Seasoned Securities Trust,
      Ser 2004-2, Cl A2
      6.500%, 08/25/32                              9,385             9,650
   Merrill Lynch Mortgage Investors,
      Ser 1996-C2, Cl A3
      6.960%, 11/21/28                              3,512             3,599
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A (A)
      5.367%, 02/25/34                             11,668            11,712
   Merrill Lynch Mortgage Trust,
      Ser 2003-KEY1, Cl A3
      4.893%, 11/12/35                                502               514
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4
      4.747%, 05/12/43                              3,780             3,801
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl ASB
      4.674%, 05/12/43                              1,087             1,093
   Mid-State Trust, Ser 11, Cl A1
      4.864%, 07/15/38                              6,828             6,740
   Money Store SBA Loan Trust,
      Ser 1999-1, Cl A (A)
      3.369%, 07/15/25                                740               735
   Morgan Stanley Capital I,
      Ser 1998-HF2, Cl A2
      6.480%, 11/15/30                              4,219             4,454

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
   Description                             ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Capital I,
      Ser 2004-HQ4, Cl A2
      3.920%, 04/14/40                     $        1,227    $        1,219
   Morgan Stanley Dean Witter Capital I,
      Ser 2002-NC4, Cl A2 (A)
      3.714%, 09/25/32                                275               275
   Morgan Stanley Dean Witter Capital,
      Ser 2000-Life, Cl A2
      7.570%, 11/15/36                              3,500             3,925
   Morgan Stanley, Ser 2003-NC8,
      Cl A2 (A)
      3.674%, 09/25/33                              5,647             5,673
   Mortgage Capital Funding,
      Ser 1998-MC2, Cl A2
      6.423%, 06/18/30                              5,965             6,272
   Nomura Asset Securities,
      Ser 1996-MD5, Cl A1B
      7.120%, 04/13/39                              6,100             6,234
   Novastar Home Equity Loan,
      Ser 1998-2, Cl A2 (A)
      3.279%, 08/25/28                                709               709
   Novastar Home Equity Loan,
      Ser 2005-2, Cl A2B (A)
      3.464%, 10/25/35                              1,086             1,085
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
      4.030%, 02/15/12                              5,000             4,983
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (A)
      3.614%, 01/25/32                              2,256             2,257
   Orchid Structured Finance,
      Ser 2003-1A, Cl A1MM (A) (K) (L)
      3.370%, 08/18/05                             19,242            19,242
   PNC Mortgage Acceptance,
      Ser 2000-C2, Cl A2
      7.300%, 10/12/33                              2,106             2,359
   Park Place Securities NIM Trust,
      Ser 2004-MM1, Cl AMM2
      (A) (K) (L)
      3.364%, 07/25/05                             29,902            29,902
   RMAC, Ser 2004-NS3A, Cl A1
      (A) (K) (L)
      3.210%, 07/12/05                              7,634             7,634
   Residential Asset Mortgage Products,
      Ser 2003-RS3,
      Cl AII (A)
      3.674%, 04/25/33                                836               838
   Residential Asset Mortgage Products,
      Ser 2003-RZ4,
      Cl A1 (A)
      3.464%, 06/25/24                                657               657
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
      6.500%, 11/25/31                              6,108             6,288
   Residential Asset Mortgage,
      Ser 2003-RS2, Cl AII (A)
      3.654%, 03/25/33                                531               532
   Residential Asset Securities,
      Ser 2002-KS7, Cl A2 (A)
      3.684%, 11/25/32                              5,178             5,194
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1 (A)
      5.256%, 12/25/34                              9,506             9,624

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Residential Funding Mortgage
      Securities, Ser 2000-HI1,
      Cl AI7
      8.290%, 02/25/25                     $        8,595    $        8,677
   Salomon Brothers Mortgage
      Securities VII, Ser 2001-C2, Cl A3
      6.499%, 10/13/11                              5,750             6,362
   Salomon Brothers Mortgage
      Securities VII,
      Ser 2002-KEY2, Cl A3
      4.865%, 03/18/36                                631               645
   Saturn Ventures II (A) (K) (L)
      3.220%, 07/07/05                             21,853            21,853
   Start, Ser 2003-1, Cl X
      1.620%, 01/21/10                              7,948             7,924
   Start, Ser 2003-2, Cl X (A)
      2.480%, 01/21/09                              9,884             9,825
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4 (A)
      3.544%, 02/25/35                              2,387             2,386
   Structured Asset Securities,
      Ser 2002-BC1, Cl A1 (A)
      3.814%, 08/25/32                                246               246
   TIAA Real Estate, Ser 2003 1A,
      Cl A1 (A) (K) (L)
      3.350%, 07/28/05                             12,712            12,712
   Terwin Mortgage Trust,
      Ser 2005-9HGS, Cl A1
      4.000%, 07/25/35                             12,700            12,633
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2003-C6, Cl A4
      5.125%, 08/15/35                                643               669
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2003-C8, Cl A3
      4.445%, 11/15/35                                839               841
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2004-C12, Cl A2
      5.001%, 07/15/41                              1,741             1,792
      Wachovia Bank Commercial
   Mortgage Trust,
      Ser 2005-C18, Cl APB
      4.807%, 04/15/42                              1,089             1,110
   Wachovia Bank Commercial
      Mortgage Trust,
      Ser 2005-C19, Cl APB
      4.621%, 05/15/44                              1,413             1,462
   Washington Mutual Mortgage,
      Ser 2003-MS1, Cl 1A
      5.000%, 02/25/18                              3,552             3,564
   Washington Mutual Mortgage,
      Ser 2003-MS2, Cl 3A1
      5.000%, 03/25/18                              9,670             9,718
   Washington Mutual,
      Ser 2004-AR10, Cl A2A (A)
      3.375%, 07/25/44                             11,317            11,297
   Wells Fargo, Ser 2003-3, Cl 1A21
      5.250%, 04/25/33                              3,519             3,528
   Wells Fargo, Ser 2004-H, Cl A-1 (A)
      4.531%, 06/25/34                             10,477            10,403
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMB (A) (K) (L)
      3.430%, 09/15/05                              4,922             4,922

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMC (A) (K) (L)
      3.430%, 09/15/05                     $        3,544    $        3,544
                                                             --------------
                                                                    837,641
                                                             --------------
OTHER ASSET-BACKED SECURITIES -- 0.4%

   Embarcadero Aircraft, Ser 2000-A,
      Cl A1 (A)
      3.700%, 08/15/25                              7,500             4,653
   MSDWCC Heloc Trust, Ser 2005-1,
      Cl A (A)
      3.504%, 07/25/17                              2,294             2,294
      Massachus etts RRB Special Purpose
   Trust, Ser 2005-1, Cl A2
      3.780%, 09/15/10                              1,400             1,393
   Peco Energy Transition Trust,
      Ser 1999-A, Cl A6
      6.050%, 03/01/09                                926               945
   SLM Student Loan Trust,
      Ser 2003-4, Cl A5B
      3.390%, 03/15/33                              1,044             1,013
   SLM Student Loan Trust,
      Ser 2004-1, Cl A2 (A)
      3.301%, 07/25/18                              1,359             1,365
   Stingray Pass-Through Trust (B)
      5.902%, 01/12/15                              4,500             4,640
   Structured Asset Investment Loan
      Trust, Ser 2005-5, Cl A2 (A)
      3.404%, 06/25/35                              1,086             1,086
                                                             --------------
                                                                     17,389
                                                             --------------
Total Asset-Backed Securities
   (Cost $1,086,373) ($ Thousands)                                1,073,178
                                                             --------------
U.S. TREASURY OBLIGATIONS -- 25.7%

   U.S. Treasury Bonds
    10.375%, 11/15/12 (J)                           7,950             9,144
    8.875%, 08/15/17 (J)                            2,780             4,040
    8.500%, 02/15/20 (J)                            4,900             7,187
    8.125%, 08/15/19 (J)                           26,918            38,144
    7.125%, 02/15/23 (J)                            5,523             7,464
    6.250%, 08/15/23 to 05/15/30 (J)               60,972            78,871
    6.125%, 11/15/27 (J)                           33,422            42,208
    6.000%, 02/15/26 (J)                           16,095            19,831
    5.500%, 08/15/28 (J)                            5,925             6,977
    5.375%, 02/15/31 (J)                           10,571            12,474
   U.S. Treasury Notes
    4.375%, 08/15/12 (J)                            4,050             4,200
    4.250%, 01/15/10 (E) (J)                        4,435             4,990
    4.250%, 08/15/13 to 11/15/14 (J)               23,496            24,048
    4.125%, 05/15/15 (J)                           29,398            29,827
    4.000%, 06/15/09 to 02/15/15 (J)               92,677            93,516
    3.875%, 05/15/10 (J)                            3,177             3,195
    3.875%, 04/15/29 (E)                            2,707             3,804
    3.750%, 03/31/07 to 05/15/08 (J)               26,419            26,466
    3.625%, 04/30/07                                   16                16
    3.625%, 01/15/10 to 06/15/10 (J)               26,554            26,435
    3.625%, 04/15/28 (E) (J)                       12,097            16,254
    3.500%, 05/31/07 to 02/15/10 (J)              174,775           173,413
    3.375%, 01/15/07 to 01/15/12 (E)                2,510             2,619
    3.375%, 02/15/08 to 10/15/09 (J)              104,250           103,243
    3.125%, 01/31/07 to 10/15/08 (J)               59,565            59,052
    3.000%, 12/31/06 to 02/15/08 (J)              119,839           118,330
    2.375%, 01/15/25 (E) (J)                       27,697            30,318
    2.000%, 07/15/14 (E) (J)                       35,755            36,843

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
    1.875%, 07/15/13 (E) (J)               $        7,638    $        7,801
    1.625%, 01/15/15 (E) (J)                       20,291            20,218
    0.875%, 04/15/10 (E) (J)                       24,943            24,327
U.S. Treasury STRIPS
    5.970%, 11/15/21(H) (J)                        43,310            21,341
    5.780%, 02/15/23 (H)                              670               312
                                                             --------------
Total U.S. Treasury Obligations
   (Cost $1,026,504) ($ Thousands)                                1,056,908
                                                             --------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 23.9%


   FHLMC
    9.000%, 12/01/05                                    2                 2
    7.500%, 11/01/29 to 09/01/32                    4,980             5,333
    7.000%, 06/01/15 to 06/01/32                    6,359             6,685
    6.500%, 08/01/08 to 10/01/31                   13,209            13,732
    6.000%, 01/01/13 to 06/01/35                   27,264            28,134
    5.500%, 07/01/11 to 04/01/34                   36,078            36,882
    5.000%, 02/01/11 to 03/01/34                   45,055            45,385
    4.500%, 07/01/19 to 05/01/20                   10,590            10,552
    4.000%, 04/01/19 to 10/01/33                    3,633             3,449
   FHLMC TBA
    7.000%, 07/18/18                                4,500             4,707
    5.000%, 07/15/18 to 07/19/20                   39,700            40,134
   FNMA
    9.000%, 07/01/07
    8.000%, 02/01/13 to 10/01/15                      476               501
    7.500%, 11/01/29 to 12/01/31                       13                13
    7.000%, 12/01/07 to 07/01/32                    9,892            10,410
    6.500%, 02/01/13 to 09/01/34                   18,939            19,656
    6.000%, 12/01/13 to 09/01/34                   17,747            18,210
    5.500%, 12/01/13 to 06/01/35                   52,106            53,151
    5.030%, 05/01/15                                  407               423
    5.005%, 05/01/15                                  494               513
    5.000%, 08/01/11 to 03/01/34                    7,411             7,498
    4.900%, 06/01/15                                  886               933
    4.890%, 04/01/12                                3,011             3,083
    4.515%, 04/01/09                                2,007             2,029
    4.500%, 06/01/18 to 09/01/33                   19,721            19,636
    4.000%, 07/01/10 to 06/01/19                    3,894             3,844
    3.500%, 10/25/31                                5,077             4,886
  FNMA TBA
    6.500%, 07/01/32 to 08/11/35                   61,200            63,316
    6.000%, 08/01/33 to 08/11/35                  108,112           110,759
    5.500%, 07/01/18 to 08/01/33                  139,699           141,895
    5.000%, 07/01/18 to 07/25/35                  108,708           109,170
    4.950%, 07/28/12                                   96                97
    4.500%, 07/14/35                                1,800             1,760
    4.000%, 07/17/18                                3,100             3,036
   GNMA
    8.000%, 11/15/29 to 01/15/31                      647               698
    7.500%, 03/15/29 to 01/15/32                      979             1,050
    7.000%, 08/15/13 to 11/15/32                    2,340             2,478
    6.500%, 07/15/14 to 07/15/28                    1,873             1,963
    6.000%, 03/15/14 to 10/20/34                   16,117            16,679
    5.500%, 04/15/14 to 02/15/19                    4,207             4,346
   GNMA TBA
    6.500%, 07/01/33                               30,000            31,331
    6.000%, 07/01/33 to 07/21/35                  101,700           104,878
    5.500%, 07/21/35                                7,200             7,351
    5.000%, 07/01/33                               43,000            43,323
                                                             --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $979,882) ($ Thousands)                                    983,911
                                                             --------------

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.9%

   FHLB
    3.625%, 11/14/08                       $           40  $             40
    2.650%, 07/01/05 (F)                            5,400             5,400
   FHLMC
    6.625%, 09/15/09 (J)                           16,279            17,927
    5.000%, 07/15/14 (J)                            5,907             6,231
    4.625%, 05/28/13 (J)                            3,750             3,708
    3.010%, 04/19/07                                5,050             4,981
   FHLMC CMO, Ser 1, Cl Z
    9.300%, 04/15/19                                  343               342
   FHLMC CMO, Ser 1081, Cl K
    7.000%, 05/15/21                                  493               493
   FHLMC CMO, Ser 1101, Cl M
    6.950%, 07/15/21                                  885               887
   FHLMC CMO, Ser 1611, Cl Z
    6.500%, 11/15/23                               12,249            13,023
   FHLMC CMO, Ser 1983, Cl Z
    6.500%, 12/15/23                                2,440             2,556
   FHLMC CMO, Ser 2043, Cl CJ
    6.500%, 04/15/28                                6,009             6,292
   FHLMC CMO, Ser 2277, Cl B
    7.500%, 01/15/31                                1,675             1,689
   FHLMC CMO, Ser 2389, Cl CD
    6.000%, 03/15/16                                8,962             9,167
   FHLMC CMO, Ser 2480, Cl QJ
    6.000%, 02/15/30                                  845               846
   FHLMC CMO, Ser 2542, Cl ES
    5.000%, 12/15/17                                3,910             3,998
   FHLMC CMO, Ser 2544, Cl IW, IO
    5.500%, 03/15/26                                7,039               628
   FHLMC CMO, Ser 2544, Cl Ml
    5.000%, 04/15/12                                1,435             1,450
   FHLMC CMO, Ser 2579, Cl PI, IO
    5.500%, 03/15/27                                4,237               260
   FHLMC CMO, Ser 2588, Cl IG, IO
    5.500%, 03/15/32                                9,003               991
   FHLMC CMO, Ser 2621, Cl LJ, IO
    5.500%, 12/15/26                                3,510               291
   FHLMC CMO, Ser 2625, Cl IO, IO
    5.000%, 12/15/31                                3,768               470
   FHLMC CMO, Ser 2631, Cl IJ, IO
    5.000%, 10/15/26                                3,780               552
   FHLMC CMO, Ser 2631, Cl MT
    3.500%, 01/15/22                                  218               216
   FHLMC CMO, Ser 2645, Cl MK
    3.500%, 07/15/22                                1,779             1,754
   FHLMC CMO, Ser 2682, Cl WK
    3.000%, 01/15/21                                2,076             2,049
   FHLMC CMO, Ser 2692, Cl YB
    3.500%, 05/15/16                                2,956             2,930
   FHLMC CMO, Ser 2702, Cl AD
    4.500%, 08/15/32                                1,438             1,405
   FHLMC CMO, Ser 2731, Cl PK
    3.500%, 05/15/26                                4,017             3,966
   FHLMC CMO, Ser 2733, Cl ME
    5.000%, 01/15/34                                5,995             5,958
   FHLMC CMO, Ser 2736, Cl DB
    3.300%, 11/15/26                                5,079             4,980
   FHLMC CMO, Ser 2809, Cl HX, IO
    6.000%, 10/15/24                                6,444               488
   FHLMC CMO, Ser 2825, Cl PM
    5.500%, 03/15/30                                9,527             9,758
   FHLMC CMO, Ser 2825, Cl QM
    5.500%, 03/15/30                                2,273             2,328
   FHLMC CMO, Ser 2825, Cl VQ
    5.500%, 07/15/26                                1,906             1,979

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2833, Cl JD
    5.500%, 09/15/29                       $          130     $         133
   FHLMC CMO, Ser 2841, Cl YA
    5.500%, 07/15/27                                5,539             5,640
   FHLMC CMO, Ser 2864, Cl NA
    5.500%, 01/15/31                                5,800             5,952
   FHLMC CMO, Ser 2957, Cl KG
    5.500%, 11/15/33                                1,044             1,071
   FHLMC CMO, Ser 2957, Cl KJ
    4.500%, 10/15/24                                4,041             4,050
   FHLMC CMO, Ser 2957, Cl KN
    5.500%, 06/15/30                                  928               948
   FHLMC CMO, Ser 2958, Cl MD
    5.500%, 01/15/31                                2,634             2,690
   FHLMC CMO, Ser 2960, Cl EH
    4.500%, 05/15/24                                1,294             1,299
   FHLMC CMO, Ser 2961, Cl PW
    5.500%, 10/15/30                                  963               984
   FHLMC CMO, Ser 2962, Cl CJ
    5.500%, 11/15/23                               11,092            11,327
   FHLMC CMO, Ser 2962, Cl XK
    4.500%, 11/15/23                                1,559             1,565
   FHLMC CMO, Ser 2963, Cl Wl
    4.500%, 07/15/25                                3,292             3,300
   FHLMC CMO, Ser 2966, Cl XC
    5.500%, 01/15/31                                1,363             1,400
   FHLMC CMO, Ser 2966, Cl XD
    5.500%, 09/15/33                                1,753             1,804
   FHLMC CMO, Ser 2968, Cl PD
    5.500%, 01/15/31                                1,581             1,616
   FHLMC CMO, Ser 2971, Cl KC
    5.500%, 10/15/27                                1,528             1,563
   FHLMC CMO, Ser 2971, Cl KR
    5.500%, 08/15/31                                2,566             2,622
   FHLMC CMO, Ser 2971, Cl PE
    4.500%, 03/15/26                                1,937             1,935
   FHLMC CMO, Ser 2972, Cl UD
    5.500%, 08/15/34                                1,598             1,642
   FHLMC CMO, Ser 2973, Cl EB
    5.500%, 04/15/35                                5,275             5,467
   FHLMC CMO, Ser 2975, Cl Ol
    4.500%, 06/15/26                                4,638             4,634
   FHLMC CMO, Ser 2975, Cl PJ
    5.500%, 02/15/29                                2,145             2,201
   FHLMC CMO, Ser 2978, Cl JC
    5.500%, 11/15/28                                1,317             1,354
   FHLMC CMO, Ser 2981, Cl TA
    5.500%, 02/15/25                                2,436             2,492
   FHLMC CMO, Ser 2981, Cl TB
    5.500%, 08/15/28                                  638               656
   FHLMC CMO, Ser 2982, Cl LC
    4.500%, 01/15/25                                6,042             6,064
   FHLMC CMO, Ser 2982, Cl ND
    5.500%, 02/15/34                                2,622             2,696
   FHLMC CMO, Ser 2983, Cl RB
    5.500%, 07/15/29                                  997             1,021
   FNMA
    7.125%, 06/15/10 (J)                            3,315             3,775
    6.625%, 09/15/09 (J)                            4,305             4,746
    6.125%, 03/15/12 (J)                            4,670             5,230
    6.000%, 05/15/11 (C) (J)                        4,255             4,680
    5.500%, 03/15/11 (J)                            4,900             5,256
    5.125%, 05/27/15                                4,150             4,194
    3.441%, 12/05/05 (F)                            1,730             1,704
    3.250%, 01/15/08 (J)                            8,213             8,100
    3.125%, 03/16/09 (J)                            3,810             3,688

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
    3.100%, 04/04/07 (J)                   $        8,655    $        8,550
    3.000%, 03/02/07 (J)                           11,705            11,552
    2.969%, 07/06/05 (F) (J)                        7,320             7,317
    2.968%, 07/13/05 (F) (J)                       25,000            24,973
    2.920%, 08/15/07 (D)                            3,255             3,253
    2.875%, 03/15/07 (A)                            4,890             4,814
    2.875%, 04/26/07                                  115               113
    2.710%, 01/30/07                               17,700            17,403
    2.350%, 04/29/06                                1,700             1,681
    2.350%, 04/05/07 (J)                           10,490            10,230
    2.200%, 12/04/06 (J)                           12,563            12,286
    1.750%, 06/16/06                                1,980             1,943
   FNMA CMO, Ser 1999-11, Cl Z
    5.500%, 03/25/29                                9,909            10,000
   FNMA CMO, Ser 2001-T2, Cl B
    6.022%, 11/25/10                                4,500             4,884
   FNMA CMO, Ser 2002-22, Cl PE
    6.500%, 11/25/30                                  865               872
   FNMA CMO, Ser 2002-82, Cl XJ
    4.500%, 09/25/12                                   89                89
   FNMA CMO, Ser 2002-94, Cl BJ, IO
    5.500%, 04/25/16                                1,698               147
   FNMA CMO, Ser 2003-113, Cl PN
    3.500%, 02/25/13                                2,669             2,645
   FNMA CMO, Ser 2003-13, Cl GA
    4.500%, 06/25/32                                  367               367
   FNMA CMO, Ser 2003-24, Cl PA
    4.500%, 11/25/09                                  261               261
   FNMA CMO, Ser 2003-32, Cl KA
    5.000%, 07/25/13                                   94                95
   FNMA CMO, Ser 2003-35, Cl BC
    5.000%, 05/25/18                                1,960             2,001
   FNMA CMO, Ser 2003-41, Cl YN
    4.000%, 05/25/17                                  141               141
   FNMA CMO, Ser 2003-71, Cl YA
    4.100%, 09/25/31                                6,593             6,454
   FNMA CMO, Ser 2003-76, Cl DE
    4.000%, 09/25/31                                7,019             6,849
   FNMA CMO, Ser 2003-79, Cl KA
    3.750%, 05/25/11                                  129               129
   FNMA CMO, Ser 2003-87, Cl TJ
    4.500%, 09/25/18                                3,200             3,171
   FNMA CMO, Ser 2003-92, Cl KQ
    3.500%, 06/25/23                                4,821             4,754
   FNMA CMO, Ser 2004-88, Cl HA
    6.500%, 07/25/34                                3,514             3,700
   FNMA CMO, Ser 2004-99, Cl AO
    5.500%, 01/25/34                                5,631             5,775
   FNMA CMO, Ser 2005-25, Cl PD
    5.500%, 11/25/30                                  715               730
   FNMA CMO, Ser 2005-3, Cl AP
    5.500%, 02/25/35                                4,680             4,834
   FNMA CMO, Ser 2005-36, Cl CA
    5.500%, 10/25/26                                3,925             4,001
   FNMA CMO, Ser 2005-51, Cl ND
    5.500%, 11/25/33                                7,088             7,268
   FNMA CMO, Ser 2005-57,
    Cl EG (A)
    3.390%, 03/25/35                                5,050             5,114
   FNMA CMO, Ser 2005-70, Cl NA
    5.500%, 07/01/35                                  450               460
   FNMA CMO, Ser 2005-92, Cl NM
    3.500%, 04/25/13                                2,334             2,302
   FNMA CMO, Ser 342, Cl 2, IO
    6.000%, 09/01/33                                5,719               941

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount       Market Value
Description                                ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
   GNMA (A)
    3.750%, 05/20/34                       $        7,187    $        7,071
   GNMA CMO, Ser 2001-18,
    Cl WH (A)
    17.453%, 04/20/31                                 782               918
   GNMA CMO, Ser 2002-51,
    Cl SG (A)
    18.373%, 04/20/31                                 689               852
   GNMA CMO, Ser 2003-58,
    Cl LG, IO
    5.500%, 05/17/29                                4,036               602
   GNMA CMO, Ser 2003-66, Cl WU
    3.750%, 03/20/26                                2,116             2,096
   GNMA CMO, Ser 2003-86,
    Cl LC, IO
    5.500%, 10/20/27                               11,063               895
   GNMA CMO, Ser 2004-80, Cl IP, IO
    5.500%, 07/20/34                               11,219             1,181
   Small Business Administration CMO,
    Ser 2003-P10A, Cl 1
    4.524%, 02/10/13                                6,645             6,684
   TVA (J)
    7.125%, 05/01/30                                4,950             6,789
                                                             --------------
Total U.S. Government Agency Obligations
   (Cost $446,564) ($ Thousands)                                    448,719
                                                             --------------
COMMERCIAL PAPER(H) -- 4.5%

FINANCIALS -- 4.5%

   Ajax Bambino Funding (K)
    3.127%, 07/06/05                               19,688            19,679
   Bank of America
    3.392%, 09/30/05                                4,000             3,966
   Beethoven Funding (K)
    3.115%, 07/05/05                                9,844             9,840
   Belmont Funding (K)
    3.480%, 07/01/05                               64,206            64,206
   Brahms Funding (K)
    3.267%, 08/05/05                                9,844             9,813
   Carmel Mountain Funding Trust (K)
    3.190%, 07/13/05                                4,922             4,917
   Credit Suisse First Boston New York
    3.078%, 07/05/05                                8,295             8,292
   General Electic Capital
    3.258%, 07/28/05                                9,490             9,467
   Kitty Hawk Funding
    3.113%, 07/19/05                                8,280             8,266
   Mica Funding (K)
    3.309%, 07/19/05                                9,844             9,828
   Preferred Receivables Funding
    3.083%, 07/08/05                               16,235            16,225
   Rabobank US Financial
    3.370%, 07/01/05                                7,469             7,469
   UBS Finance Delaware
    3.390%, 07/01/05                               10,671            10,671
                                                             --------------
Total Commercial Paper
   (Cost $182,640) ($ Thousands)                                    182,639
                                                             --------------
MASTER NOTES(K) -- 1.8%
   Bank of America
    3.518%, 07/01/05                               49,219            49,219

--------------------------------------------------------------------------------
                                            Face Amount
                                           ($ Thousands)/     Market Value
Description                              Shares/Contracts    ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns
    3.613%, 07/01/05                       $       23,625    $       23,625
                                                             --------------
Total Master Notes
   (Cost $72,844) ($ Thousands)                                      72,844
                                                             --------------
CERTIFICATES OF DEPOSITS 1.3%

   HSBC Bank USA
    3.870%, 06/07/07                                8,925             8,865
   SunTrust Bank
    4.415%, 06/15/09                                1,675             1,679
   U.S. Trust (A) (K)
    3.341%, 07/14/05                               19,688            19,688
   Washington Mutual Bank (A) (K)
    3.270%, 08/18/05                               23,231            23,231
                                                             --------------
Total Certificates of Deposit
   (Cost $53,519) ($ Thousands)                                      53,463
                                                             --------------
FOREIGN BONDS -- 0.5%

   Bundesrepub Deutschland
    4.750%, 07/04/34                                1,425             2,059
    4.000%, 01/04/37                                5,800             7,472
   Petro-Canada
    5.950%, 05/15/35                                1,750             1,831
   UBS AG (JPY) (F)
    0.020%, 09/27/05                            1,177,000            10,629
                                                             --------------
Total Foreign Bonds
   (Cost $21,989) ($ Thousands)                                      21,991
                                                             --------------
CASH EQUIVALENTS -- 0.4%

   Evergreen Select Money Market Fund              58,433                58
   SEI Daily Income Trust,
    Prime Obligation Fund, Cl A+               18,229,349            18,229
                                                             --------------
Total Cash Equivalents
   (Cost $18,287) ($ Thousands)                                      18,287
                                                             --------------
MUNICIPAL BONDS -- 0.1%

   Fort Irwin, California, GO
    5.300%, 12/15/35                                1,560             1,586
   Los Angeles County, California
    Taxable Pension Obligation, Ser D,
    RB, MBIA (F)
    7.725%, 06/30/10                                3,850             3,085
                                                             --------------
Total Municipal Bonds
   (Cost $4,195) ($ Thousands)                                        4,671
                                                             --------------

PURCHASED OPTIONS -- 0.0%

   90 Days Euro Futures Call,
    Expires 9/19/05, Strike Price $96                 164                72
   March 2006 Euro Futures Call,
    Expires 3/13/06, Strike Price $96.25              233                65
   March 2006 Euro Futures Put,
    Expires 3/13/06, Strike Price $96                 233               119
   September 2005 Ten Year Treasury
    Note Futures Call, Expires 8/26/05,
    Strike Price $115                                 311               102

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                            Face Amount
                                           ($ Thousands)/     Market Value
Description                                  Contracts        ($ Thousands)
--------------------------------------------------------------------------------
   September 2005 Ten Year Treasury
    Note Futures Put, Expires 8/26/05,
    Strike Price $111                                 141    $           29
                                                             --------------
Total Purchased Options
   (Cost $755) ($ Thousands)                                            387
                                                             --------------
REPURCHASE AGREEMENTS -- 12.8%

Barclays Capital
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $57,356,015 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $1,050,208-
   $29,308,861, 0.000%-4.500%,
   04/12/16-05/15/23; with total market
   value $58,497,643)(K)                   $       57,351            57,351
Deutsche Bank
   3.375%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $59,068,198 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $291,179-
   $21,752,384, 3.625%-6.790%,
   02/15/07-03/05/19; with total market
   value $60,243,967)(K)                           59,063            59,063
Lehman Brothers
   3.350%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $21,264,536 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $11,463,078-
   $12,789,822, 0.000%-6.000%,
   05/15/11-04/15/15; with total market
   value $21,687,888)(K)                           21,263            21,263
Merrill Lynch
   3.200%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $351,831,271 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $25,110,000-
   $50,000,000, 6.000%, 05/15/11; with
   total market value $358,836,000)               351,800           351,800
UBS Securities
   3.380%, dated 06/30/05, to be
   repurchased on 07/01/05, repurchase
   price $39,378,804 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $553,220-
   $4,037,130, 0.000%-5.250%, 07/19/05-
   05/15/26; with total market value
   $40,163,298)(K)                                 39,375            39,375
                                                             --------------
Total Repurchase Agreements
   (Cost $528,852) ($ Thousands)                                    528,852
                                                             --------------
Total Investments -- 145.8%
   (Cost $5,937,982) ($ Thousands)                           $    6,001,976
                                                             ==============
WRITTEN OPTIONS --0.0%

   September 2005 Ten Year Treasury
    Note Call, Expires 08/26/05, Strike
    Price $110                                       (138)             (490)


--------------------------------------------------------------------------------
                                                              Market Value
Description                                   Contracts       ($ Thousands)
--------------------------------------------------------------------------------
   September 2005 Ten Year Treasury
    Note Call, Expires 08/26/05, Strike
    Price $112                                       (183)   $         (340)
   September 2005 Ten Year Treasury
    Note Call, Expires 08/26/05, Strike
    Price $113                                       (133)             (156)
   September 2005 Ten Year Treasury
    Note Put, Expires 08/26/05, Strike
    Price $105                                        (45)               (1)
   September 2005 Ten Year Treasury
    Note Put, Expires 08/26/05, Strike
    Price $106                                       (199)               (3)
   September 2005 Ten Year Treasury
    Note Put, Expires 08/26/05, Strike
    Price $110                                       (119)              (11)
                                                             ---------------
Total Written Options
   (Premiums Received $534) ($ Thousands)                    $       (1,001)
                                                             ===============
Percentages are based on Net Assets of $4,117,151 ($ Thousands).
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2005. The coupon on a step bond changes on a specified date.
(E) Treasury Inflation Index Notes
(F) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(G) Security in default on interest payments.
(H) Rate reported is the effective yield at time of purchase.
(I) Securities cons idered illiquid. The total value of such securities as of June 30, 2005 was $7,098 ($ Thousands) and represented 0.17% of Net Assets.
(J) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $1,250,180 ($ Thousands).
(K) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $1,290,821 ($ Thousands).
(L) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
Cl -- Class
CDO -- Collateralized Debt Obligation
CMO -- Collateralized Mortgage Obligation
EXL -- Extendable Maturity
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only Security
JPY -- Japanese Yen
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

MTN -- Medium Term Note
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority
At June 30, 2005, the tax basis cost of the Fund's investments was $5,937,982, and the unrealized appreciation and depreciation were $95,833 and $(31,839), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:
                                                              Unrealized
                          Contract                          Appreciation
Contract      Number of   Value             Expiration     (Depreciation)
Description   Contracts   ($Thousands)      Date             ($Thousands)
--------------------------------------------------------------------------------

U.S. Five
Year Note          (560)   $ (60,938)        09/23/05       $      (41)

U.S. Ten
Year Note          (243)     (27,573)        09/23/05               91

U.S. Long
Treasury
Bond               (742)     (88,113)        09/23/05           (1,615)

Euro BOBL          (258)     (36,120)        09/08/05             (170)

90 Day
Euro$               241       57,846         03/15/06              101

90 Day
Euro$             1,307      314,170         09/21/05           (1,128)
                                                             ----------
                                                             $  (2,762)
                                                             ==========

The following forward currency contracts were outstanding as of June 30, 2005:

--------------------------------------------------------------------------------
                Currency to   Currency to                     Unrealized
Maturity        Deliver       Receive       Contract Value  Appreciation
Date            ($Thousands)  ($Thousands)  ($Thousands)     ($Thousands)
--------------------------------------------------------------------------------
07/26/05 EUR      7,331      USD $ 9,620      $8,882            $738
                                                                ====

As of June 30, 2005 there were the following Credit Default Swap agreements outstanding:
--------------------------------------------------------------------------------
                                                                Net Unrealized
                                               Notional Amount    Depreciation
Description                                     ($Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Receive at fixed rate of 1.900% and pay
   floating par in event of default on
   GSAMP Trust, Ser 2005-HE1,
   Cl B2, 5.014%, 02/02/13
   (Counter Party: Citibank)                      $  633            $  (10)

Receive at fixed rate of 1.900% and pay
   floating par in event of default on
   ACE Securities, Ser 2004-RM2,
   Cl B1, 5.014%, 01/25/35
   (Counter Party: Citibank)                         633               (12)

--------------------------------------------------------------------------------
                                                                Net Unrealized
                                               Notional Amount    Depreciation
Description                                       ($Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Receive at fixed rate of 3.350% and pay
 floating par in event of default on
 Aegis Asset-Backed Securities Trust,
 Ser 2004-5, Cl B3, 6.814%, 12/25/34
 (Counter Party: Citibank)                        $  633            $  (28)

Receive at fixed rate of 2.050% and pay
 floating par in event of default on
 Ameriquest Mortgage Securities,
 Ser 2004-R6, Cl M3, 5.464%, 07/25/34
 (Counter Party: Citibank)                           633                (9)

Receive at fixed rate of 1.950% and pay
 floating par in event of default on
 CDC Mortgage Capital Trust,
 Ser 2004-HE3, Cl B2, 5.264%, 11/25/34
 (Counter Party: Citibank)                           633                (8)

Receive at fixed rate of 1.900% and pay
 floating par in event of default on
 Countrywide Asset-Backed Certificates
 Ser 2004-12, Cl MV8, 5.114%, 11/25/34
 (Counter Party: Citibank)                           633               (11)

Receive at fixed rate of 2.050% and pay
 floating par in event of default on
 Countrywide Asset-Backed Certificates
 Ser 2004-6, Cl M8, 5.514%, 05/25/34
 (Counter Party: Citibank)                           633               (12)

Receive at fixed rate of 2.000% and pay
 floating par in event of default on
 Countrywide Asset-Backed Certificates
 Ser 2004-ECC2, Cl M8, 5.464%, 06/25/34
 (Counter Party: Citibank)                         1,056               (13)

Receive at fixed rate of 3.000% and pay
 floating par in event of default on
 Countrywide Asset-Backed Certificates
 Ser 2004-ECC1, Cl B, 4.814%, 01/25/34
 (Counter Party: Citibank)                         1,056               (26)

Receive at fixed rate of 3.050% and pay
 floating par in event of default on
 Home Equity Asset Trust, Ser 2004-8,
 Cl B3, 6.414%, 03/25/35
 (Counter Party: Citibank)                           633               (22)

Receive at fixed rate of 2.030% and pay
 floating par in event of default on
 Long Beach Mortgage Loan Trust,
 Ser 20004-2, Cl M6, 5.564%, 06/25/34
 (Counter Party: Citibank)                           633                (8)

Receive at fixed rate of 2.100% and pay
 floating par in event of default on
 Master Asset Backed Securities Trust,
 Ser 2004-WMC2, Cl M5, 5.714%, 04/25/34
 (Counter Party: Citibank)                           633                (6)

Receive at fixed rate of 2.050% and pay
 floating par in event of default on
 Morgan Stanley ABS Equity I,
 Ser 2004-HE6, Cl B2, 5.264%, 08/25/34
 (Counter Party: Citibank)                           633               (10)

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND
June 30, 2005

--------------------------------------------------------------------------------
                                                                 Net Unrealized
                                              Notional Amount     Depreciation
Description                                      ($Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Receive at fixed rate of 2.070% and pay
 floating par in event of default on
 Morgan Stanley ABS Equity I,
 Ser 2004-NC5, Cl B2, 5.564%, 05/25/34
 (Counter Party: Citibank)                        $  633            $   (8)

Receive at fixed rate of 2.900% and pay
 floating par in event of default on
 New Century Home Equity Loan Trust,
 Ser 2004-4, Cl M9, 6.014%, 02/25/35
 (Counter Party: Citibank)                         1,056               (35)

Receive at fixed rate of 1.900% and pay
 floating par in event of default on
 Residential Asset Securities,
 Ser 2004-KS10, Cl M5, 5.164%, 11/25/34
 (Counter Party: Citibank)                           633               (10)
                                                                   --------
                                                                   $  (228)
                                                                   =======

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are zero or have been rounded to zero.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS  -- 100.4%

CONSUMER DISCRETIONARY -- 27.1%

  155 E. Tropicana LLC (A)
    8.750%, 04/01/12                       $       4,225   $       4,109
  AMC Entertainment
    7.518%, 08/15/10                               1,000           1,034
  AMC Entertainment (D) (G)
    8.000%, 03/01/14                               5,130           4,553
  AMC Entertainment, Ser B
    8.625%, 08/15/12                                 420             430
  AMF Bowling Worldwide (G)
    10.000%, 03/01/10                              1,880           1,899
  Accuride
    8.500%, 02/01/15                               3,260           3,187
  Adelphia Communications (C) (G)
    10.250%, 06/15/11                              1,725           1,548
  Adelphia Communications, Ser B (C) (G)
    19.094%, 01/15/08                              3,375           2,059
  Adesa
    7.625%, 06/15/12                               1,000           1,015
  Affinia Group (A)
    9.000%, 11/30/14                                 350             294
  American Casino & Entertainment
    7.850%, 02/01/12                                 425             450
  American Tower (G)
    7.500%, 05/01/12                                 225             240
  American Tower Escrow (E)
    10.308%, 08/01/08                                475             365
  Ameristar Casinos
    10.750%, 02/15/09                              2,100           2,284
  Amscan Holdings (G)
    8.750%, 05/01/14                               4,210           3,852
  Asbury Automotive
    9.000%, 06/15/12                               6,750           6,902
  Autocam
    10.875%, 06/15/14                                750             487
  Aztar
    7.875%, 06/15/14                               3,505           3,707
  Bear Creek (A)
    9.000%, 03/01/13                               5,055           4,929
  Boyd Gaming
    9.250%, 08/01/09                                 750             787
  Broder Brothers
    11.250%, 10/15/10                              2,460           2,485
  Brown Shoe (A)
    8.750%, 05/01/12                               3,325           3,466
  Builders Firstsource (A) (D)
    7.518%, 02/15/12                               6,530           6,497
  CBD Media Holdings
    9.250%, 07/15/12                               2,875           2,911
  CCO Holdings (G)
    8.750%, 11/15/13                               3,670           3,615
  CSK Auto
    7.000%, 01/15/14                                 200             191
  Cablevision Systems, Ser B (D) (G)
    7.890%, 04/01/09                               6,020           6,035
  Cablevision Systems, Ser B (G)
    8.000%, 04/15/12                                 475             465
  Canwest Media (A)
    8.000%, 09/15/12                                 125             132
  Carmike Cinemas (G)
    7.500%, 02/15/14                                 600             544
  Carrols (A)
    9.000%, 01/15/13                               1,095           1,109

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Charter Communications Holdings
    10.250%, 09/15/10                      $       3,000   $       3,034
  Charter Communications
    Holdings (A)
    8.000%, 04/30/12                                  85              85
  Charter Communications
    Holdings (A) (G)
    8.375%, 04/30/14                                 550             547
  Charter Communications
     Holdings (B) (G)
    25.050%, 01/15/11                              1,750           1,339
  Charter Communications
    Holdings (G)
    10.750%, 10/01/09                              1,875           1,448
    10.000%, 04/01/09                                525             406
    10.000%, 05/15/11                              1,075             785
    9.625%, 11/15/09                               4,125           3,083
  Cinemark (B) (G)
    9.369%, 03/15/14                                 225             150
  Collins & Aikman Floorcovering,
    Ser B
    9.750%, 02/15/10                                 700             724
  Commercial Vehicle Group (A)
    8.000%, 07/01/13                                 340             340
  Continental Cablevision
    9.500%, 08/01/13                               5,500           5,782
  Cooper Standard Auto (G)
    8.375%, 12/15/14                               5,190           4,100
    7.000%, 12/15/12                               1,100             995
  Cornell
    10.750%, 07/01/12                                975           1,012
  Corrections of America
    6.250%, 03/15/13                               1,300           1,290
  Del Laboratories
    8.000%, 02/01/12                               1,950           1,677
  Delco Remy International
    9.375%, 04/15/12                               4,120           3,296
  Delco Remy International (G)
    11.000%, 05/01/09                              3,600           3,312
  Denny's
    10.000%, 10/01/12                              1,575           1,638
  Dex Media
    8.000%, 11/15/13                               1,940           2,061
  Dex Media (B)
    8.060%, 11/15/13                               3,150           2,536
  Dex Media East
    9.875%, 11/15/09                               1,500           1,654
  Dura Operating, Ser D (G)
    9.000%, 05/01/09                               2,250           1,564
  Echostar
    6.375%, 10/01/11                                 825             818
    5.750%, 10/01/08                               1,900           1,888
  Elizabeth Arden
    7.750%, 01/15/14                               1,175           1,225
  Equinox Holdings
    9.000%, 12/15/09                               1,425           1,471
  Eye Care Centers of America
    (A) (G)
    10.750%, 02/15/15                              3,135           2,806
  Ford Motor
    9.500%, 09/15/11                               1,800           1,825
  General Motors (G)
    8.375%, 07/15/33                               6,995           5,841
  Goodyear Tire and Rubber
    7.000%, 03/15/28                                 275             214
  Goodyear Tire & Rubber (A)
    9.000%, 07/01/15                               1,275           1,253

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Goodyear Tire & Rubber (G)
    7.857%, 08/15/11                       $       1,975   $       1,921
  Gregg Appliances (A)
    9.000%, 02/01/13                               2,755           2,583
  Group 1 Automotive
    8.250%, 08/15/13                               3,500           3,535
  HMH Properties, Ser B
    7.875%, 08/01/08                                 125             127
  Herbst Gaming
    8.125%, 06/01/12                                 150             159
  Herbst Gaming (G)
    7.000%, 11/15/14                               1,100           1,108
  Hollywood Casino Shreveport
    (C) (G)
    13.000%, 08/01/06                              2,725           2,221
  Houghton Mifflin
    8.250%, 02/01/11                               1,400           1,452
  Houghton Mifflin (B) (G)
    13.600%, 10/15/13                              1,000             730
  Houghton Mifflin (G)
    9.875%, 02/01/13                               1,445           1,543
  Hydrochem Industrial (A)
    9.250%, 02/15/13                               1,300           1,202
  ITT
    7.375%, 11/15/15                                 500             556
  Inn of the Mountain Gods
    12.000%, 11/15/10                                800             924
  Intelsat
    6.500%, 11/01/13                                 725             587
  Interline Brands
    11.500%, 05/15/11                              1,269           1,396
  Intrawest
    7.500%, 10/15/13                               1,200           1,231
  Isle of Capri Casinos
    7.000%, 03/01/14                               6,640           6,673
  Jo-Ann Stores
    7.500%, 03/01/12                                 425             419
  Jostens Holding (B)
    10.950%, 12/01/13                              4,015           2,831
  Kabel Deutschland (A)
    10.625%, 07/01/14                              5,117           5,552
  LBI Media (B)
    11.910%, 10/15/13                              1,300             964
  LCE Aquisition (A)
    9.000%, 08/01/14                               1,650           1,596
  La Quinta
    7.400%, 09/15/05                               2,190           2,198
  Language Line
    11.125%, 06/15/12                                525             472
  Las Vegas Sands (A)
    6.375%, 02/15/15                                 525             513
  Lazydays Rv Center
    11.750%, 05/15/12                              4,125           4,300
  Leslie's Poolmart
    7.750%, 02/01/13                                 375             379
  Levi Strauss
    9.750%, 01/15/15                               2,675           2,655
  Lin Television
    6.500%, 05/15/13                                 100              95
  MGM Mirage, Ser B (A) (G)
    6.625%, 07/15/15                                 600             607
  Mandalay Resort Group, Ser B
    10.250%, 08/01/07                                 50              55
  Meritage Homes (A)
    6.250%, 03/15/15                               2,775           2,581
  Mohegan Tribal Gaming (A)
    6.875%, 02/15/15                               3,350           3,425
    6.125%, 02/15/13                                 725             732

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Movie Gallery (A) (G)
    11.000%, 05/01/12                      $       1,550   $       1,627
  NTK Holdings (A) (B) (G)
    10.590%, 03/01/14                              4,000           1,880
  Nationsrent
    9.500%, 10/15/10                               8,105           8,834
  Nationsrent (A)
    9.500%, 05/01/15                                 575             569
  New Skies Satellites (A) (D)
    8.731%, 11/01/11                               3,000           3,060
  Nexstar Holdings LLC (B)
    13.730%, 04/01/13                              1,225             920
  Nextmedia Operating
    10.750%, 07/01/11                              4,500           4,888
  Nortek
    8.500%, 09/01/14                               5,450           5,068
  North American Energy Partner
    8.750%, 12/01/11                               1,325           1,139
  O'Charley's
    9.000%, 11/01/13                               1,025           1,107
  Pantry
    7.750%, 02/15/14                                 675             688
  Park Place Entertainment
    9.375%, 02/15/07                                 375             403
  Park Place Entertainment, Ser A
    7.875%, 12/15/05                                 900             913
  Paxson Communications (B)
    13.880%, 01/15/09                              1,300           1,215
  Paxson Communications (G)
    10.750%, 07/15/08                              2,200           2,167
  Penn National Gaming (A) (G)
    6.750%, 03/01/15                               3,850           3,821
  Perry Ellis International, Ser B
    8.875%, 09/15/13                               5,045           5,045
  Petro Stopping
    9.000%, 02/15/12                                 300             301
  Phillips Van-Heusen
    7.250%, 02/15/11                                 150             157
  Phillips Van-Heusen (G)
    8.125%, 05/01/13                                 325             352
  Pinnacle Entertainment
    8.250%, 03/15/12                               3,400           3,536
  Pinnacle Entertainment (G)
    8.750%, 10/01/13                               7,025           7,446
  Premier Entertainment
    10.750%, 02/01/12                                750             728
  Prestige Brands
    9.250%, 04/15/12                               1,075           1,115
  Quebecor Media
    11.125%, 07/15/11                              1,475           1,639
  RH Donnelley
    10.875%, 12/15/12                              2,645           3,075
  RH Donnelley (A)
    10.875%, 12/15/12                              1,900           2,209
  Rexnord
    10.125%, 12/15/12                              1,000           1,095
  Rite Aid
    7.500%, 01/15/15                                 720             691
    6.875%, 12/15/28                                 725             562
  Rogers Cable
    6.750%, 03/15/15                                 475             485
  Rural/Metro (A)
    9.875%, 03/15/15                                 375             371
  Satellite Telecom
    5.250%, 11/01/08                               1,475           1,379

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Scientific Games (A)
    6.250%, 12/15/12                       $          50   $          51
  Service
    6.750%, 04/01/16                                 450             460
    6.500%, 03/15/08                               3,500           3,579
  Service (A)
    7.000%, 06/15/17                               1,425           1,464
  Simmons (G)
    7.875%, 01/15/14                                 625             538
  Sinclair Broadcast Group
    8.750%, 12/15/11                               1,820           1,911
  Sinclair Broadcast Group (A) (B)
    4.875%, 07/15/18                                 850             771
  Sinclair Broadcast Group (G)
    8.000%, 03/15/12                                 470             482
  Six Flags
    9.625%, 06/01/14                                 975             912
  Sonic Automotive, Ser B
    8.625%, 08/15/13                               5,890           5,949
  Spheris (A)
    11.000%, 12/15/12                              2,695           2,587
  Stanadyne (B)
    12.000%, 02/15/15                              2,625           1,418
  Stanadyne (G)
    10.000%, 08/15/14                              2,075           1,961
  Starwood Hotels Resorts
    7.375%, 05/01/07                               1,400           1,463
  Stater Brothers Holdings (D)
    6.910%, 06/15/10                               3,860           3,821
  Stater Brothers Holdings (G)
    8.125%, 06/15/12                               5,965           5,816
  Station Casinos
    6.500%, 02/01/14                                 400             408
  Station Casinos (G)
    6.875%, 03/01/16                               4,130           4,244
  Superior Essex Com & Essex Group
    9.000%, 04/15/12                                 850             842
  Telenet Group Holdings (A) (B) (G)
    22.650%, 06/15/14                              2,400           1,866
  Tenneco Automotive (G)
    8.625%, 11/15/14                               6,700           6,734
  Town Sports International (G)
    9.625%, 04/15/11                               2,000           2,070
  Turning Stone Casino
    Entertainment (A)
    9.125%, 12/15/10                               5,690           6,017
  United Airlines (D)
    3.140%, 03/02/04                               1,215           1,175
  United Components
    9.375%, 06/15/13                               4,460           4,493
  United Rentals North America
    6.500%, 02/15/12                                 450             443
  United Rentals North America (G)
    7.750%, 11/15/13                               7,550           7,418
    7.000%, 02/15/14                               4,500           4,286
  Universal City Florida
    8.375%, 05/01/10                                 550             573
  Universal City Florida (D)
    7.960%, 05/01/10                               9,370           9,721
  Vertis
    9.750%, 04/01/09                               1,275           1,326
  Vertis (A) (G)
    13.500%, 12/07/09                              1,375           1,026
  Vertis, Ser B (G)
    10.875%, 06/15/09                              2,650           2,531
  Vicorp Restaurants
    10.500%, 04/15/11                                650             657

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Videotron
    6.875%, 01/15/14                       $       1,900   $       1,933
  Warner Music Group
    7.375%, 04/15/14                                 400             404
  WDAC Subsidiary (A)
    8.375%, 12/01/14                               2,700           2,579
  William Carter, Ser B
    10.875%, 08/15/11                              2,601           2,914
  William Lyon Homes
    10.750%, 04/01/13                                105             114
    7.625%, 12/15/12                               1,885           1,800
    7.500%, 02/15/14                                 355             332
  Williams Scotsman
    10.000%, 08/15/08                              1,410           1,558
    9.875%, 06/01/07                               5,305           5,332
  Wynn Las Vegas LLC (A)
    6.625%, 12/01/14                               7,905           7,688
  XM Satellite Radio (D)
    8.710%, 05/01/09                               1,500           1,513
  Yell Finance
    10.750%, 08/01/11                                875             965
  Yell Finance (B)
    12.216%, 08/01/11                              1,590           1,594
                                                           -------------
                                                                 375,326
                                                           -------------
CONSUMER STAPLES -- 1.9%

  American Seafood
    10.125%, 04/15/10                                150             161
  B & G Foods Holding
    8.000%, 10/01/11                               1,025           1,060
  Burns Philips Capital
    10.750%, 02/15/11                                900             992
    9.750%, 07/15/12                               2,625           2,822
    9.500%, 11/15/10                                 225             247
  Chiquita Brands International (A) (G)
    8.875%, 12/01/15                               1,820           1,806
  Commonwealth Brands (A)
    10.625%, 09/01/08                              1,650           1,737
  Del Monte (A) (G)
    6.750%, 02/15/15                               1,088           1,109
  Fleming (C)
    10.125%, 04/01/08                              2,175              98
    9.250%, 06/15/10                                 400              20
  General Nutrition Center
    8.500%, 12/01/10                                 325             260
  Ingles Markets
    8.875%, 12/01/11                                 500             508
  Johnson Diversey Holdings (B)
    9.680%, 05/15/13                                 650             462
  Le-Natures (A)
    10.000%, 06/15/13                              4,550           4,777
  Leiner Health Products
    11.000%, 06/01/12                              2,430           2,381
  Merisant (A)
    9.500%, 07/15/13                               1,725           1,225
  Natural Beef Pack (G)
    10.500%, 08/01/11                              3,505           3,339
  RJ Reynolds Tobacco Holdings (A)
    6.500%, 07/15/10                               1,700           1,696
  Rite Aid
    12.500%, 09/15/06                                325             351
    9.500%, 02/15/11                                 500             533

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Rite Aid (G)
    7.700%, 02/15/27                       $         300   $         248
    6.875%, 08/15/13                                 200             173
                                                           -------------
                                                                  26,005
                                                           -------------
ENERGY -- 5.0%

  Baytex Energy
    9.625%, 07/15/10                                 691             718
  Belden & Blake
    8.750%, 07/15/12                               1,375           1,347
  Chesapeake Energy
    7.500%, 06/15/14                                 850             922
  Chesapeake Energy (A)
    6.375%, 06/15/15                                 100             102
  Chesepeake Energy
    7.750%, 01/15/15                               3,300           3,564
  Chesepeake Energy (G)
    6.875%, 01/15/16                               3,195           3,331
  Colorado Interstate Gas (A) (G)
    5.950%, 03/15/15                                 525             518
  Delta Petroleum (A)
    7.000%, 04/01/15                                 225             211
  Dynegy Holdings
    7.125%, 05/15/18                                  75              71
  Dynegy Holdings (G)
    6.875%, 04/01/11                                 600             592
  Energy Partners
    8.750%, 08/01/10                               1,355           1,423
  Forest Oil
    8.000%, 12/15/11                               1,770           1,951
  Forest Oil (G)
    7.750%, 05/01/14                                 830             892
  Giant Industries
    11.000%, 05/15/12                                248             281
    8.000%, 05/15/14                                 100             104
  Hanover Compressor
    9.000%, 06/01/14                               1,950           2,077
    8.625%, 12/15/10                               2,245           2,374
  Hilcorp Energy (A)
    10.500%, 09/01/10                              5,750           6,354
  Holly Energy Partners (A)
    6.250%, 03/01/15                               1,225           1,194
  Markwest Energy (A)
    6.875%, 11/01/14                               2,750           2,736
  Newfield Exploration (G)
    7.625%, 03/01/11                               1,950           2,135
  Ocean Rig Norway (A)
    8.375%, 07/01/13                                 600             608
  Pacific Energy
    7.125%, 06/15/14                                 425             443
  Parker Drilling (D)
    8.080%, 09/01/10                               6,830           7,103
  Petroleum Geo-Services
    10.000%, 11/05/10                                314             352
  Pogo Producing, Ser B
    8.250%, 04/15/11                               1,845           1,960
  Premcor Refining
    7.500%, 06/15/15                               2,215           2,425
  Pride International (G)
    7.375%, 07/15/14                               4,800           5,268
  Range Resources
    7.375%, 07/15/13                                 500             533
    6.375%, 03/15/15                               1,475           1,468
  SESI LLC
    8.875%, 05/15/11                               2,000           2,135
  Sonat
    7.000%, 02/01/18                                 500             461

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Stone Energy
    6.750%, 12/15/14                       $       1,000   $         973
  Tesoro, Ser B (G)
    9.625%, 11/01/08                               3,489           3,707
  United Refining (G)
    10.500%, 08/15/12                              5,500           5,651
  Veneco
    8.750%, 12/15/11                               1,325           1,312
  Vintage Petroleum
    8.250%, 05/01/12                               1,325           1,438
                                                           -------------
                                                                  68,734
                                                           -------------
FINANCIALS -- 18.5%

  AMR Real Estate Partners (A)
    7.125%, 02/15/13                                 325             319
  ASIF Global Financing XV
    (D) (H) (J)
    3.528%, 09/02/05                                 381             381
  Alamosa Delaware (G)
    8.500%, 01/31/12                                 975           1,023
  Allstate Life Global Funding II MTN
    (D) (H) (J)
    3.210%, 07/15/05                               1,889           1,889
  American General Finance (D) (H)
    5.875%, 07/14/06                                 411             418
  American General Finance
    (D) (H) (J)
    3.220%, 07/15/05                               5,955           5,954
  Amkor Technology +
    7.350%, 10/27/10                               4,000           4,040
  Arch Western Finance (G)
    6.750%, 07/01/13                               5,395           5,570
  Athena Neuro Finance LLC (G)
    7.250%, 02/21/08                                 250             233
  Bear Stearns EXL (D) (H)
    3.230%, 07/15/05                               7,310           7,310
  CB Richard Ellis Service
    11.250%, 06/15/11                                950           1,055
  CB Richard Ellis Services
    9.750%, 05/15/10                                 646             717
  CCFC + (D)
    9.111%, 08/26/09                               2,970           3,066
  CCN Bluegrass (D) (H) (J)
    3.340%, 07/18/05                               2,670           2,670
  CIT Group MTN (D) (H)
    3.620%, 07/29/05                                 468             468
    3.260%, 08/12/05                              10,268          10,268
    3.250%, 07/19/05                               1,027           1,027
  Caterpillar Financial Services MTN,
    Ser F (D) (H)
    3.250%, 07/11/05                               2,054           2,054
  Centerpoint Energy + (D)
    12.750%, 11/11/05                              2,000           2,065
  Chase Funding Mortgage Loan,
    Ser 2003-4, Cl 2A2 (D)
    3.614%, 05/25/33                               1,256           1,259
  Choctaw Resort Development Entity, (A)
    7.250%, 11/15/19                               2,125           2,120
  Countrywide Home Loans MTN,
    Ser A (D) (H)
    3.509%, 09/21/05                               3,368           3,368
  Countrywide Home Loans MTN,
    Ser M (D) (H)
    3.440%, 09/06/05                               4,682           4,682
    3.389%, 08/26/05                               1,232           1,232
    2.810%, 07/29/05                                 904             904

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Credit Suisse First Boston London
    (A) (D)
    9.650%, 03/24/10                       $       3,849   $       3,604
  Crum & Forster
    10.375%, 06/15/13                              1,000           1,085
  Crystal US Holdings, Ser B (B)
    9.636%, 10/01/14                                 275             191
  Dekabank (D) (H)
    3.187%, 07/19/05                               7,598           7,597
  Delphi +
    9.910%, 06/14/11                               2,000           2,045
  Dennys + (D)
    8.450%, 08/17/10                               2,500           2,575
  El Paso Letter of Credit (D)
    5.438%, 11/22/09                               1,500           1,502
  El Paso + (D)
    6.125%, 11/22/09                               1,488           1,499
  Euramax +
    10.490%, 06/29/13                              2,000           2,005
  Fairfax Financial Holdings
    8.250%, 10/01/15                                 930             879
  Fairfax Financial Holdings (G)
    7.750%, 04/26/12                                 750             713
  Five Finance MTN (D) (H) (J)
    3.230%, 07/22/05                               5,832           5,831
  Ford Motor Credit
    7.375%, 02/01/11                               1,635           1,592
    6.625%, 06/16/08                               4,525           4,469
  Ford Motor Credit (G)
    7.250%, 10/25/11                               1,000             962
    7.000%, 10/01/13                               3,280           3,147
  General Motors Acceptance
    6.875%, 09/15/11                                 960             886
  General Motors Acceptance (D)
    5.530%, 12/01/14                               3,800           3,237
  General Motors Acceptance (G)
    6.750%, 12/01/14                               2,865           2,563
  Good Year Tire & Rubber +
    6.370%, 04/30/10                               1,000             999
  Harrier Finance Funding MTN
    (D) (H) (J)
    3.390%, 09/15/05                               1,191           1,191
  Host Marriot ++ (A)
    6.375%, 03/15/15                               2,525           2,500
  Host Marriot ++ (G)
    7.125%, 11/01/13                                 200             209
  Host Marriot, Ser M ++
    7.000%, 08/15/12                                 250             259
  Innophos Investment (A) (D) (G)
    11.272%, 02/15/15                              3,009           2,768
  Irish Life & Permanent MTN, Ser X
    (D) (H) (J)
    3.270%, 07/21/05                               5,462           5,462
  Jackson National Life Funding
    (D) (H) (J)
    3.111%, 07/01/05                               9,035           9,035
  K&F Acquisition (G)
    7.750%, 11/15/14                               1,750           1,789
  K2 MTN (D) (H) (J)
    3.354%, 09/12/05                                 246             246
  Kerr McGee +
    5.500%, 05/19/07                               2,000           2,013
  Kgen Partners +
    6.115%, 08/15/11                               4,000           3,920
  Lakeside Funding (D) (H) (J)
    3.220%, 07/08/05                               2,054           2,054

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Level 3 + (D)
    9.370%, 12/01/11                       $       4,000   $       4,180
  Liberty Lighthouse US Capital MTN
    (D) (H) (J)
    3.150%, 07/11/05                               4,107           4,105
  Lifepoint Hospital +
    4.845%, 04/14/12                               2,970           2,977
  Meristar Hospitality ++
    10.500%, 06/15/09                                 75              80
  Merrill Investors (D)
    3.614%, 10/25/34                                 264             264
  Morgan Stanley EXL (D) (H)
    3.150%, 07/05/05                               1,437           1,437
  Morgan Stanley EXL, Ser S (D) (H)
    3.130%, 07/05/05                               2,054           2,053
  Murray +
    11.125%, 01/31/11                              4,988           5,137
  Nationwide Building Society
    (D) (H) (J)
    3.478%, 09/28/05                               2,054           2,054
    3.160%, 07/07/05                               4,107           4,107
  New ASAT
    9.250%, 02/01/11                                 875             731
  NewPage +
    6.170%, 05/01/11                               2,000           2,020
  Noble Group (A)
    6.625%, 03/17/15                               2,025           1,870
  Nordbank (D) (H) (J)
    3.300%, 07/25/05                               3,491           3,490
  Northern Rock (D) (H) (J)
    3.150%, 07/05/05                               4,230           4,230
  Northwest Air +
    9.830%, 11/19/09                               4,250           3,995
  Northwest Air + (D)
    9.830%, 11/23/10                                 990             965
  Pacific Life Global Funding
    (D) (H) (J)
    3.200%, 07/13/05                               3,080           3,080
  Pamco (D)
    4.560%, 05/01/10                               2,500           2,331
  Premium Asset Trust (D) (H) (J)
    3.430%, 07/29/05                               3,902           3,904
    3.270%, 07/06/05                               3,039           3,041
    2.140%, 07/15/05                               5,750           5,750
  Resort International +
    8.810%, 04/26/13                                 100             100
  SLM EXL, Ser S (D) (H)
    3.220%, 07/15/05                               4,518           4,518
  SLM MTN, Ser X (D) (H) (J)
    3.260%, 07/20/05                               8,214           8,214
  Senior Housing ++
    7.875%, 04/15/15                               2,025           2,167
  Ship Finance MTN (D)
    8.500%, 12/15/13                               6,350           6,040
  Telcordia Technologies +
    5.829%, 09/15/12                               2,000           1,970
  Texas Genco + (D)
    5.490%, 12/08/11                               6,489           6,578
  Trustreet Properties ++ (A)
    7.500%, 04/01/15                               1,150           1,176
  United Airlines + (D)
    7.990%, 09/30/05                               3,962           3,962
  Universal City Development (G)
    11.750%, 04/01/10                              2,375           2,725
  Ventas Realty ++ (A)
    7.125%, 06/01/15                               1,250           1,300
    6.625%, 10/15/14                               1,375           1,382

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Ventas Realty ++ (G)
    6.625%, 10/15/14                       $       1,075   $       1,080
  Warner Chilcott +
    5.340%, 01/04/12                               5,000           5,013
  White Pine Finance MTN, Ser 1
    (D) (H) (J)
    3.081%, 07/01/05                               1,807           1,807
  Woodbourne Pass-Through Trust (A) (D)
    4.270%, 04/08/49                               2,000           1,995
                                                           -------------
                                                                 254,747
                                                           -------------
HEALTH CARE -- 6.8%

  Alliance Imaging (A)
    7.250%, 12/15/12                                 750             709
  Bio-Rad Laboraties
    6.125%, 12/15/14                                 525             530
  Biovail
    7.875%, 04/01/10                               2,245           2,296
  Chesapeake Energy
    7.000%, 08/15/14                                 900             954
  Concentra Operating
    9.500%, 08/15/10                                 575             612
  Coventry Health Care
    6.125%, 01/15/15                                 325             331
    5.875%, 01/15/12                                 475             483
  Curative Health Services (G)
    10.750%, 05/01/11                              3,180           2,385
  Davita (A) (G)
    7.250%, 03/15/15                                 350             360
  EGL Acquisition (A)
    7.625%, 02/01/15                               9,120           9,029
  Elan Financial (A)
    7.750%, 11/15/11                               1,025             876
  Fisher Scientific International (A)
    6.125%, 07/01/15                               2,475           2,478
  Genesis Healthcare
    8.000%, 10/15/13                                 425             460
  HCA
    6.250%, 02/15/13                                 890             910
  HCA (G)
    7.500%, 11/06/33                               1,425           1,533
    6.375%, 01/15/15                                 175             182
  Hanover Equipment Trust,
    Ser 2001-B
    8.750%, 09/01/11                                 100             106
  HealthSouth (G)
    7.625%, 06/01/12                               4,950           4,801
  Inergy (A)
    6.875%, 12/15/14                               1,950           1,896
  Insight Health Services, Ser B (G)
    9.875%, 11/01/11                               8,025           6,259
  Jean Countu Group (G)
    8.500%, 08/01/14                               6,845           6,759
  Kinetic Concepts
    7.375%, 05/15/13                                 568             594
  Medcath Holdings
    9.875%, 07/15/12                                 150             168
  Medquest, Ser B (G)
    11.875%, 08/15/12                              2,500           2,362
  National Mentor (A)
    9.625%, 12/01/12                               1,875           1,973
  National Nephrology (A)
    9.000%, 11/01/11                                 750             842

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Norcross Safety Products, Ser B
    9.875%, 08/15/11                       $       1,650   $       1,724
  Polupore
    8.750%, 05/15/12                                 350             327
  Primedia (D)
    8.638%, 05/15/10                                 675             705
  Pyschiatric Solutions (A)
    7.750%, 07/15/15                                 740             748
  Sybron Dental Specialties
    8.125%, 06/15/12                                 850             910
  Tenet Healthcare
    9.875%, 07/01/14                                 600             644
  Tenet Healthcare (A)
    9.250%, 02/01/15                               6,675           6,925
  Town Sports International (B)
    11.000%, 02/01/14                              8,690           5,236
  Triad Hospitals
    7.000%, 05/15/12                                 425             443
  US Oncology Holdings
    10.750%, 08/15/14                              9,090           9,908
    9.000%, 08/15/12                               2,105           2,252
  US Oncology Holdings (A) (D)
    8.620%, 03/15/15                              11,485          10,710
  VWR Internaitonal
    6.875%, 04/15/12                                 225             222
  VWR International (G)
    8.000%, 04/15/14                                 825             786
  WH Holdings
    9.500%, 04/01/11                               1,800           1,926
  Warner Chilcott (A)
    8.750%, 02/01/15                               1,000             973
                                                           -------------
                                                                  94,327
                                                           -------------
INDUSTRIALS -- 15.3%

  ALH Finance
    8.500%, 01/15/13                               2,100           1,924
  Aavid Thermal Technology
    12.750%, 02/01/07                              1,600           1,694
  Acih (A) (B)
    11.500%, 12/15/12                              1,450             855
  Advanstar Communications
    10.750%, 08/15/10                              1,300           1,420
  Ainsworth Lumber
    7.240%, 10/01/10                               6,580           6,564
    6.750%, 03/15/14                               2,575           2,317
  Ainsworth Lumber (D) (G)
    7.250%, 10/01/12                               3,150           3,000
  Air 2 US (A)
    8.027%, 10/01/19                               2,548           2,279
  Alderwoods Group (A)
    7.750%, 09/15/12                                 550             584
  Allied Waste North America (G)
    6.375%, 04/15/11                               1,535           1,474
    6.125%, 02/15/14                                 150             139
  Allied Waste North America, Ser B
    8.875%, 04/01/08                                 200             210
    8.500%, 12/01/08                               6,325           6,633
    5.750%, 02/15/11                                 150             140
  Allied Waste North America,
    Ser B (G)
    7.375%, 04/15/14                                 225             208
  American Commercial Lines (A)
    9.500%, 02/15/15                                 925             976
  Ames True Temper
    7.141%, 01/15/12                                 650             617
    10.000%, 07/15/12 (D)                          3,970           3,196

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Amsted Industries (A)
    10.250%, 10/15/11                      $       1,875   $       2,025
  Associated Material (B)
    11.250%, 03/01/14                              1,725           1,095
  Blount
    8.875%, 08/01/12                               1,995           2,135
  Borden (A) (D)
    7.891%, 07/15/10                               4,723           4,711
  Buhrmann
    8.250%, 07/01/14                               2,825           2,825
  Buhrmann (A)
    7.875%, 03/01/15                               1,225           1,194
  CDRV Investors (A)
    9.750%, 01/01/15                               2,825           1,384
  Case New Holland (A)
    9.250%, 08/01/11                               1,575           1,654
    6.000%, 06/01/09                                 400             384
  Cedar Brakes (A)
    8.500%, 02/15/14                               1,372           1,564
  Cenveo (G)
    7.875%, 12/01/13                               2,695           2,560
  Coinmach
    9.000%, 02/01/10                               1,595           1,635
  Columbus McKinnon
    10.000%, 08/01/10                              3,775           4,096
  Consolidated Holdings (A)
    9.750%, 04/01/12                                 925             969
  Contenintal Airlines, Ser RJ04 (G)
    9.558%, 09/01/19                               1,490           1,486
  Continental Airlines (G)
    8.000%, 12/15/05                               2,495           2,495
  Continental Airlines, Ser 982A
    6.410%, 04/15/07                                 836             771
  D R Horton
    5.625%, 01/15/16                                 850             841
  Dayton Superior (G)
    13.000%, 06/15/09                              3,660           3,221
    10.750%, 09/15/08                              1,220           1,269
  Delta Air Lines, Ser 01-1, Cl A-2 (G)
    7.111%, 09/18/11                               2,250           2,129
  Delta Airlines, Ser 00-1, Cl A2
    7.570%, 11/18/10                               5,250           4,939
  Douglas Dynamics (A)
    7.750%, 01/15/12                                 150             147
  EB Aerospace
    8.500%, 10/01/10                               2,250           2,486
  Erico Internationa
    8.875%, 03/01/12                                 350             355
  Fastentech
    11.500%, 05/01/11                              2,775           3,011
  Gencorp
    9.500%, 08/15/13                               2,004           2,164
  General Binding
    9.375%, 06/01/08                               1,000           1,010
  Goodman Global Holdings (A) (D) (G)
    6.410%, 06/15/12                                 525             517
  Great Lakes Dredge & Dock (G)
    7.750%, 12/15/13                               1,150             871
  Greenbrier (A)
    8.375%, 05/15/15                               2,000           2,035
  Gulfmark Offshore
    7.750%, 07/15/14                               2,875           3,026
  H-lines Finance Holdings (A) (B)
    10.400%, 04/01/13                              2,425           1,867

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Harvest Operations
    7.875%, 10/15/11                       $       1,900   $       1,810
  Horizon Lines (A)
    9.000%, 11/01/12                               2,850           2,985
  Huntsman Advance Materials
    11.000%, 07/15/10                              1,000           1,130
  Interface
    9.500%, 02/01/14                                 550             561
  Invensys PLC (A)
    9.875%, 03/15/11                               6,250           5,969
  Iron Mountain
    6.625%, 01/01/16                                 600             555
  Iron Mountain (G)
    8.250%, 07/01/11                                 250             254
  Iwo Escrow (A) (B)
    10.110%, 01/15/15                                500             327
  J.B. Poindexter
    8.750%, 03/15/14                                 325             296
  Kraton Polymers LLC (A) (G)
    8.125%, 01/15/14                               1,575           1,516
  L-3 Communications
    6.125%, 07/15/13                               1,450           1,457
    5.875%, 01/15/15                               4,100           3,977
  MMI Products, Ser B
    11.250%, 04/15/07                              4,000           3,950
  MQ Associates (B)
    12.245%, 08/15/12                              3,200           1,664
  Maax Holdings (A) (B)
    9.240%, 12/15/12                               5,450           2,371
  Meritage Homes
    7.000%, 05/01/14                               3,250           3,177
    6.250%, 03/15/15                                 175              --
  Mueller Group (D)
    7.960%, 11/01/11                               2,265           2,322
  Mueller Group (G)
    10.000%, 05/01/12                              1,525           1,601
  Mueller Holdings (B)
    15.510%, 04/15/14                              1,725           1,259
  NCL (A)
    11.625%, 07/15/14                              2,925           3,079
  National Waterworks, Ser B
    10.500%, 12/01/12                              1,050           1,181
  Navistar International (G)
    7.500%, 06/15/11                               4,565           4,656
  Nebraska Book
    8.625%, 03/15/12                                 500             466
  Northwest Airlines (B)
    14.750%, 11/15/23                                875             342
  OMI
    7.625%, 12/01/13                               1,000             996
  Park-Ohio (A)
    8.375%, 11/15/14                               2,200           1,963
  Ply Gem
    9.000%, 02/15/12                               6,860           5,797
  Polymer Holdings (A) (B)
    12.002%, 07/15/14                              3,350           2,278
  Polypore (A) (B) (G)
    12.561%, 10/01/12                              3,525           1,921
  Progress (A)
    7.750%, 04/01/12                                 415             420
  Propex Frabics
    10.000%, 12/01/12                              1,400           1,330
  Quality Distributors (G)
    9.000%, 11/15/10                               2,400           2,208
  RMCC Acquisition (A)
    9.500%, 11/01/12                               1,500           1,433

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Rainbow National Services (A)
    10.375%, 09/01/14                      $       1,150   $       1,323
  Rainbow National Services LLC (A)
    8.750%, 09/01/12                               1,625           1,775
  Rural Metro Holding (A) (B)
    10.560%, 03/15/16                              1,425             713
  Schuler Homes
    10.500%, 07/15/11                                425             469
  Simmons (A) (B) (G)
    9.190%, 12/15/14                               3,750           1,688
  Standard Pacific
    7.750%, 03/15/13                               1,230           1,279
  TD Funding
    8.375%, 07/15/11                               6,255           6,630
  Tech Olympic USA (G)
    10.375%, 07/01/12                              5,660           5,915
    7.500%, 03/15/11                                 425             395
  Tembec Industries
    8.500%, 02/01/11                               3,125           2,414
    7.750%, 03/15/12                               1,125             827
  Tempur Pedic (A)
    10.250%, 08/15/10                              1,170           1,287
  Terex
    9.250%, 07/15/11                               1,000           1,085
    7.375%, 01/15/14                                 700             725
  Texas Industries (A)
    7.250%, 07/15/13                                 925             948
  Thermadyne Holdings (G)
    9.250%, 02/01/14                               4,925           4,556
  US Concrete
    8.375%, 04/01/14                               1,625           1,528
  Unova
    7.000%, 03/15/08                                 800             804
  Valor Telecom (A)
    7.750%, 02/15/15                               3,450           3,390
  Vanguard Health Holdings I (B) (G)
    9.280%, 10/01/15                                 575             408
  Vanguard Health Holdings II (G)
    9.000%, 10/01/14                                 775             837
  Visant
    7.625%, 10/01/12                               1,125           1,111
  WCI Communities
    6.625%, 03/15/15                                 200             183
  WCI Communities (A)
    6.625%, 03/15/15                                 150             137
  Westinghouse Air Brake
    6.875%, 07/31/13                               1,000           1,025
  Williams (A) (D)
    6.460%, 05/01/09                               2,000           2,070
  Xerox
    7.625%, 06/15/13                                 655             705
    6.875%, 08/15/11                               1,965           2,083
  Xerox Capital
    8.000%, 02/01/27                               3,200           3,312
                                                           -------------
                                                                 211,974
                                                           -------------
INFORMATION TECHNOLOGY -- 1.4%

  Activant Solutions
    10.500%, 06/15/11                              1,025           1,112
  Activant Solutions (A) (D)
    9.090%, 04/01/10                               1,600           1,656
  Advanced Micro Devices (G)
    7.750%, 11/01/12                                 650             640
  Amkor Technologies (G)
    7.750%, 05/15/13                               2,025           1,741
    7.125%, 03/15/11                                  50              43

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Communications & Power
    8.000%, 02/01/12                       $         200   $         201
  Compagnie Generale de Geophysique (A)
    7.500%, 05/15/15                                 350             365
  Magnachip Semiconductor (A) (D)
    6.808%, 12/15/11                               3,950           3,911
  Magnachip Semiconductor (A) (G)
    8.000%, 12/15/14                               1,715           1,646
    6.875%, 12/15/11                                 825             809
  Rhythms Netconnections (C) (F)
    10.590%, 04/15/09                              1,126              --
  Sanmina SCI (A) (G)
    6.750%, 03/01/13                               3,800           3,629
  Seitel (G)
    11.750%, 07/15/11                                575             630
  Smart Modular (A) (D)
    8.350%, 04/01/12                               2,200           2,167
  Viasystems
    10.500%, 01/15/11                                875             805
                                                           -------------
                                                                  19,355
                                                           -------------
MATERIALS -- 11.3%

  AEP Industries (A) (G)
    7.875%, 03/15/13                               1,000           1,002
  AK Steel (G)
    7.875%, 02/15/09                               5,725           5,210
    7.750%, 06/15/12                               3,100           2,620
  Abitibi Consolidated (G)
    8.375%, 04/01/15                               2,650           2,703
  Acetex
    10.875%, 08/01/09                              1,425           1,496
  Anchor Glass Container (G)
    11.000%, 02/15/13                              1,000             780
  Appleton Papers
    9.750%, 06/15/14                               5,175           4,994
  BCI US Finance (A) (D)
    8.780%, 07/15/10                               1,440           1,436
  Berry Plastics (G)
    10.750%, 07/15/12                              1,050           1,146
  Boise Cascade LLC (A)
    7.125%, 10/15/14                               2,320           2,279
  Boise Cascade LLC (A) (D) (G)
    6.016%, 10/15/12                               1,625           1,641
  Bowater (G)
    6.500%, 06/15/13                                 175             173
  Bowater Canada Finance (G)
    7.950%, 11/15/11                               4,075           4,314
  Bway
    10.000%, 10/15/10                              5,974           6,168
  Cascades
    7.250%, 02/15/13                               1,980           1,935
  Cascades (A)
    7.250%, 02/15/13                                 425             415
  Chaparral Steel (A)
    10.000%, 07/15/13                              1,150           1,156
  Consolidated Containers (B) (G)
    12.740%, 06/15/09                              1,275             982
  Consolidated Containers (G)
    10.125%, 07/15/09                                800             616
  Constar International (A) (D)
    6.643%, 02/15/12                                 600             573
  Crown Cork & Seal (G)
    8.000%, 04/15/23                               2,200           2,145

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Crown Euro Holdings
    10.875%, 03/01/13                      $       5,425   $       6,374
    9.500%, 03/01/11                                 540             597
  Equistar Chemical
    10.625%, 05/01/11                              2,960           3,267
    10.125%, 09/01/08                              5,497           5,951
  Foamex (G)
    9.875%, 06/15/07                               1,700             799
  Freeport-McMoRan (G)
    6.875%, 02/01/14                               3,575           3,486
  Freeport-McMoRan
    10.125%, 02/01/10                                400             445
  Georgia Gulf
    7.125%, 12/15/13                                 600             626
  Georgia-Pacific
    9.375%, 02/01/13                               1,415           1,601
    8.875%, 02/01/10                                 300             341
    7.750%, 11/15/29                               1,370           1,540
    7.500%, 05/15/06                                 850             871
  Graham Packaging (A) (G)
    9.875%, 10/15/14                               9,525           9,549
    8.500%, 10/15/12                                 375             379
  Graphic Packaging International (G)
    8.500%, 08/15/11                               2,715           2,796
  Huntsman International
    11.625%, 10/15/10                              1,375           1,611
    9.875%, 03/01/09                                 275             294
    5.000%, 02/16/08                                   1              54
  Huntsman International (A)
    7.375%, 01/01/15                               1,050           1,037
  Huntsman International (D)
    10.641%, 07/15/11                              1,500           1,598
  Innophos (A)
    8.875%, 08/15/14                                 950             969
  Intertape Polymer
    8.500%, 08/01/14                                 525             520
  Ispat Inland
    9.750%, 04/01/14                                 975           1,136
  Ispat Inland (D)
    9.850%, 04/01/10                                 500             533
  Jarden
    9.750%, 05/01/12                               1,375           1,449
  Lyondell Chemical
    10.875%, 05/01/09                              4,825           5,006
  Maax
    9.750%, 06/15/12                                 900             794
  Mercer International (G)
    9.250%, 02/15/13                               3,635           2,908
  Methanex
    8.750%, 08/15/12                               2,720           3,111
  Millar Western Forest
    7.750%, 11/15/13                               3,260           3,056
  Nalco (G)
    8.875%, 11/15/13                               4,000           4,290
  NewPage (A)
    10.000%, 05/01/12                                125             125
  NewPage (A) (D)
    9.460%, 05/01/12                                 550             551
  Newark Group
    9.750%, 03/15/14                               1,825           1,679
  Norampac
    6.750%, 06/01/13                                 580             581
  Novelis (A)
    7.250%, 02/15/15                               2,025           2,033
  Oregon Steel Mills
    10.000%, 07/15/09                              3,880           4,181

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Owens-Brockway Glass
    8.875%, 02/15/09                       $         350   $         372
    8.750%, 11/15/12                               3,895           4,294
  Owens-Illinois (G)
    7.350%, 05/15/08                                 875             908
  PQ (A) (G)
    7.500%, 02/15/13                                 375             368
  Peabody Energy
    5.875%, 04/15/16                               2,285           2,285
  Pliant
    11.125%, 09/01/09                                475             463
  Rhodia (G)
    8.875%, 06/01/11                               1,025             987
  Rockwood Specialties Group
    10.625%, 05/15/11                                400             441
  Rockwood Specialties Group (A)
    7.500%, 11/15/14                                 425             422
  Ryerson Tull (G)
    8.250%, 12/15/11                               6,540           5,690
  Smurfit-Stone Container
    9.750%, 02/01/11                               3,295           3,484
    9.250%, 02/01/08                               1,000           1,045
  Solo Cup (G)
    8.500%, 02/15/14                               8,370           7,826
  Tekni-Plex (A)
    10.875%, 08/15/12                                375             405
  Tekni-Plex (A) (G)
    8.750%, 11/15/13                               1,625           1,442
  Wolverine Tube (A) (G)
    7.375%, 08/01/08                               2,245           1,953
  Wolverine Tube (G)
    10.500%, 04/01/09                              4,380           4,161
                                                           -------------
                                                                 156,468
                                                           -------------
TELECOMMUNICATION SERVICES -- 7.3%

  American Cellular, Ser B
    10.000%, 08/01/11                              1,150           1,167
  American Towers
    7.250%, 12/01/11                                 500             528
  Centennial Communications
    10.750%, 12/15/08                                724             752
    10.125%, 06/15/13                              4,360           4,927
  Centennial Communications (G)
    8.125%, 02/01/14                               4,375           4,659
  Cincinnati Bell (A)
    7.000%, 02/15/15                               1,900           1,857
  Cincinnati Bell (A) (G)
    8.375%, 01/15/14                               1,900           1,948
  Cincinnati Bell (G)
    8.375%, 01/15/14                               2,150           2,204
  Citizens Communications
    7.625%, 08/15/08                                 750             793
    6.250%, 01/15/13                                 225             218
  City Telecom Hong Kong
    8.750%, 02/01/15                                 650             641
  Dobson Communications (G)
    10.875%, 07/01/10                              3,450           3,424
  GCI
    7.250%, 02/15/14                               2,100           2,016
  Grande Communications Holdings
    14.000%, 04/01/11                              1,750           1,750
  Hawaiian Telecom Communications
    (A) (D) (G)
    8.914%, 05/01/13                               1,325           1,365

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Hawaiian Telecom Communications
    (A) (G)
    9.750%, 05/01/13                       $       1,525   $       1,617
  Horizon PCS
    11.375%, 07/15/12                                350             390
  Intelsat Bermuda (A)
    8.625%, 01/15/15                                  40              42
    8.250%, 01/15/13                                 175             181
  Intelsat Bermuda (A) (D)
    7.805%, 01/15/12                               4,070           4,141
  Iwo Escrow (A) (D)
    6.891%, 01/15/12                                 500             496
  Level 3 Communications (G)
    9.125%, 05/01/08                               3,475           2,884
  Lucent Technologies (G)
    6.450%, 03/15/29                               1,925           1,723
  MCI
    8.735%, 05/01/14                               4,500           5,046
    6.908%, 05/01/07                               1,003           1,017
  Nextel Communications
    6.875%, 10/31/13                               2,935           3,137
  Panamast
    9.000%, 08/15/14                                 564             615
  Panamsat (B)
    10.500%, 11/01/14                              6,530           4,489
  Primus Telecommunications (G)
    12.750%, 10/15/09                                175              77
    8.000%, 01/15/14                               4,000           2,110
  Qwest (A)
    9.125%, 03/15/12                                  75              82
    7.625%, 06/15/15                               1,445           1,476
  Qwest (A) (D)
    6.671%, 06/15/13                               2,870           2,938
  Qwest Capital Funding (G)
    7.900%, 08/15/10                               1,575           1,567
    7.750%, 08/15/06                               2,225           2,275
    7.000%, 08/03/09                                 150             147
  Qwest Communications International
    7.500%, 02/15/14                                 325             308
  Qwest Communications
    International (A)
    7.500%, 02/15/14                               3,570           3,378
  Qwest Communications
    International (D)
    7.268%, 02/15/09                                 950             933
  Qwest Communications
    International (G)
    7.500%, 02/15/11                                 825             798
  Qwest Services
    13.500%, 12/15/10                              1,525           1,761
  Rogers Wireless
    7.250%, 12/15/12                                 475             513
  Rogers Wireless (D)
    6.535%, 12/15/10                               4,665           4,863
  Rogers Wireless (G)
    8.000%, 12/15/12                               4,875           5,253
    7.500%, 03/15/15                                 745             810
  Rural Cellular (D) (G)
    7.910%, 03/15/10                               1,350           1,391
  Rural Cellular (G)
    9.875%, 02/01/10                                 400             413
    8.250%, 03/15/12                               1,000           1,045
  Rural Cellular, Ser B (G)
    9.625%, 05/15/08                               1,335           1,288
  Securus Technologies (A)
    11.000%, 09/01/11                                875             739

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Spectrasite
    8.250%, 05/15/10                       $         650   $         689
  Telcordia Technologies (A)
    10.000%, 03/15/13                              1,000             935
  Time Warner Telecommunications
    Holdings (A)
    9.250%, 02/15/14                               1,000             965
  Time Warner Telecommunications
    Holdings (G)
    9.250%, 02/15/14                               1,750           1,689
  Triton (G)
    8.500%, 06/01/13                                 900             830
  US Unwired, Ser B
    10.000%, 06/15/12                                850             946
  US Unwired, Ser B (D)
    7.660%, 06/15/10                               1,850           1,901
  US West Communications (G)
    5.625%, 11/15/08                                 375             368
  Ubiquitel
    9.875%, 03/01/11                               1,850           2,030
  Zeus Special Sub (A) (B) (G)
    9.430%, 02/01/15                               3,405           2,273
                                                           -------------
                                                                 100,818
                                                           -------------
UTILITIES -- 5.8%

  Airgas
    9.125%, 10/01/11                               2,500           2,700
  Allegheny Energy
    7.750%, 08/01/05                               3,000           3,009
  Aquila
    9.000%, 11/15/21                               1,500           1,534
    8.000%, 03/01/23                               3,750           3,844
  CMS Energy (G)
    9.875%, 10/15/07                               2,780           3,030
  Calpine (A) (G)
    9.875%, 12/01/11                               1,075             838
    8.500%, 07/15/10                                 225             173
  Calpine (G)
    8.750%, 07/15/07                               1,075             838
    7.750%, 04/15/09                                 775             527
  Calpine Canada Energy (G)
    8.500%, 05/01/08                               4,575           3,294
  Calpine Generating (D)
    12.390%, 04/01/11                                850             774
  Capline Generating (G)
    11.500%, 04/01/11                                850             761
  Edison Mission Energy (G)
    9.875%, 04/15/11                                 450             527
  El Paso
    9.625%, 05/15/12                               3,985           4,364
    7.420%, 02/15/37                               1,575           1,410
    7.000%, 05/15/11                               1,200           1,197
  El Paso (A)
    7.625%, 08/16/07                                 700             718
  El Paso (G)
    7.625%, 09/01/08                               1,700           1,738
    7.875%, 06/15/12                                 600             618
    6.950%, 06/01/28                               1,850           1,619
    6.750%, 05/15/09                                 625             625
    6.500%, 05/15/06                                 350             354
  El Paso MTN (G)
    8.050%, 10/15/30                                 925             916
  El Paso MTN
    7.375%, 12/15/12                                 675             677
  El Paso Natural Gas
    8.375%, 06/15/32                                 625             727

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  El Paso Natural Gas, Ser A
    7.625%, 08/01/10                       $       3,490   $       3,684
  Freescale Semiconductor
    7.125%, 07/15/14                                 945           1,016
  Midwest Generation LLC
    8.750%, 05/01/34                               4,111           4,604
  Mirant Americas (C) (G)
    8.500%, 10/01/21                               5,050           5,404
    2.500%, 06/15/21                               2,625           2,051
  Mission Energy Holding
    13.500%, 07/15/08                              5,820           6,911
  NCG, Ser B
    8.316%, 06/01/27                                 800             700
  Northwest Pipeline
    8.125%, 03/01/10                                 425             461
  Reliant Energy
    9.250%, 07/15/10                                 225             245
  Reliant Energy (G)
    6.750%, 12/15/14                               1,250           1,222
  Reliant Resources (G)
    9.500%, 07/15/13                                 645             716
  Sierra Pacific Resources
    7.803%, 06/15/12                               1,800           1,871
  Sonat
    7.625%, 07/15/11                               2,700           2,720
  Southern Natural Gas
    8.875%, 03/15/10                                 725             795
  Teco Energy (A) (D)
    5.370%, 05/01/10                               3,375           3,413
  Tenaska Alabama (A)
    7.000%, 06/30/21                               2,700           2,734
  Tennessee Gas Pipeline
    7.500%, 04/01/17                               1,000           1,108
  Transcont Gas Pipeline
    7.250%, 12/01/26                               2,985           3,287
                                                           -------------
                                                                  79,754
                                                           -------------
Total Corporate Obligations
  (Cost $1,409,065) ($ Thousands)                              1,387,508
                                                           -------------
ASSET-BACKED SECURITIES  -- 6.4%

AUTOMOTIVE -- 0.6%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1 (D)
    (H) (J)
    3.327%, 05/15/06                               8,446           8,446
  Drivetime Auto Owner Trust,
    Ser 2005-A, Cl A1 (D) (H) (J)
    3.240%, 07/15/05                                 717             717
                                                           -------------
                                                                   9,163
                                                           -------------
MORTGAGE RELATED SECURITIES -- 5.8%

  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A (D) (H) (J)
    3.260%, 07/20/05                               2,628           2,628
  Blue Heron Funding, Ser 9A, Cl A1
    (D) (H) (J)
    3.344%, 07/25/05                               4,107           4,107
  CCN Independence IV (D) (H) (J)
    3.306%, 07/15/05                               2,259           2,259
    3.290%, 07/15/05                               1,437           1,437
  Cheyne High Grade, Ser 2004-1A, Cl
    A1 (D) (H) (J)
    3.250%, 08/10/05                               2,362           2,362

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Commodore, Ser 2003-2A,
    Cl A1MM (D) (H) (J)
    3.490%, 09/12/05                       $       1,889   $       1,889
  Countrywide Asset-Backed Securities
    Certificates,
    Ser 2004-BC1, Cl A1 (D)
    3.544%, 04/25/34                               2,396           2,396
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (D) (H) (J)
    3.193%, 07/08/05                               3,080           3,080
  Harborview Mortgage Loan Trust, Ser
    2005-1, Cl X IO (E)
    1.243%, 03/19/35                              22,100             729
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE (D) (H) (J)
    3.310%, 07/20/05                               5,832           5,832
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE (D) (H) (J)
    3.364%, 07/25/05                               4,107           4,107
  Indymac Indx Mortgage Loan Trust,
    Ser 2004-AR12, Cl AX2, IO (E)
    0.619%, 12/25/34                              15,652             567
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM (D) (H) (J)
    3.370%, 08/18/05                               4,014           4,014
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2
    (D) (H) (J)
    3.364%, 07/25/05                               6,238           6,238
  Peritus I CDO, Ser 2005-1A,
    Cl C (D)
    9.000%, 05/24/15                              27,000          27,000
  RMAC, Ser 2004-NS3A, Cl A1
    (D) (H) (J)
    3.210%, 07/12/05                               1,593           1,593
  Residential Asset Mortgage Products,
    Ser 2003-RS1,
    Cl AII (D)
    3.704%, 02/25/33                                 442             443
  Saturn Ventures II (D) (H) (J)
    3.220%, 07/07/05                               4,559           4,559
  TIAA Real Estate, Ser 2003 1A,
    Cl A1 (D) (H) (J)
    3.350%, 07/28/05                               2,652           2,652
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB (D) (H) (J)
    3.430%, 09/15/05                               1,027           1,027
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMC (D) (H) (J)
    3.430%, 09/15/05                                 739             739
                                                           -------------
                                                                  79,658
                                                           -------------
Total Asset-Backed Securities
  (Cost $88,845) ($ Thousands)                                    88,821
                                                           -------------
COMMERCIAL PAPER (I) -- 3.8%

FINANCIALS -- 3.4%

  Ajax Bambino Funding (H)
    3.127%, 07/06/05                               4,107           4,105
  Beethoven Funding (H)
    3.115%, 07/05/05                               2,054           2,053
  Belmont Funding (H)
    3.480%, 07/01/05                              13,394          13,394
  Brahms Funding (H)
    3.267%, 08/05/05                               2,054           2,047

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount     Market Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Carmel Mountain Funding Trust (H)
    3.190%, 07/13/05                       $       1,027   $       1,026
  DaimlerChrysler
    3.429%, 07/27/05                               4,070           4,059
  General Electric
    3.243%, 07/14/05                               5,460           5,454
    3.150%, 07/01/05                              11,869          11,869
  Merrill Lynch
    3.297%, 07/07/05                                 585             585
  Mica Funding (H)
    3.309%, 07/19/05                               2,054           2,050
                                                           -------------
                                                                  46,642
                                                           -------------
INDUSTRIALS -- 0.4%

  Alcoa
    3.163%, 07/18/05                               4,060           4,054
    3.112%, 07/15/05                               1,955           1,952
                                                           -------------
                                                                   6,006
                                                           -------------
Total Commercial Paper
  (Cost $52,649) ($ Thousands)                                    52,648
                                                           -------------

CASH EQUIVALENT  -- 2.1%

  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A ++                    28,571,760          28,572
                                                           -------------
Total Cash Equivalent
  (Cost $28,572) ($ Thousands)                                    28,572
                                                           -------------
MASTER NOTES (H) -- 1.1%

  Bank of America
    3.518%, 07/01/05                              10,268          10,268
  Bear Stearns
    3.613%, 07/01/05                               4,928           4,928
                                                           -------------
Total Master Notes
  (Cost $15,196) ($ Thousands)                                    15,196
                                                           -------------
PREFERRED/CONVERTIBLE STOCKS  -- 0.7%

  Crown Castle*                                   57,000           2,736
  General Nutrition Center PIK                     1,750           1,172
  Granite*                                         1,525             465
  Paxson Communications PIK*                         266           1,713
  Peritus I CDO*                               6,750,000           2,160
  Primedia, Ser H                                  6,000             590
  Rural Cellular PIK (G)*                          1,176             623
  Rural Cellular, Ser B PIK*                         950             874
                                                           -------------
Total Preferred/Convertible Stocks
  (Cost $9,223) ($ Thousands)                                     10,333
                                                           -------------
CERTIFICATES OF DEPOSIT (D) (H) -- 0.7%

FINANCIALS -- 0.7%

  U.S. Trust
    3.341%, 07/14/05                               4,107           4,107
  Washington Mutual Bank
    3.270%, 08/18/05                               4,846           4,846
                                                           -------------

Total Certificates of Deposit
  (Cost $8,953) ($ Thousands)                              $       8,953
                                                           -------------

--------------------------------------------------------------------------------
                                           Face Amount     Value
Description                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

                                           Number of
                                           Warrants

WARRANTS  -- 0.1%

  American Tower,
  Expires 08/01/08 (F)*                              725   $         215
  Bear Stearns, Expires: 04/01/11*                 1,750              18
  Horizon PCS, Expires 10/01/10 (F)*               3,100              --
  IPCS, Expires 07/15/10 (F)*                      1,250              --
  Iwo Holdings, Expires 01/15/11 (F)*              1,850              --
  Leap Wireless International, Expires
  04/15/10 (F)*                                    4,700              --
  Mueller Holdings, Expires 04/15/14*              5,155           1,804
  Pegasus Communications, Expires
  01/01/07*                                          250              --
  Travelcenters of America, Expires
  05/01/09 (F)*                                    2,500              --
  Travelcenters of America, Expires
  05/01/09 (F)*                                    7,500               1
                                                           -------------
Total Warrants
  (Cost $247) ($ Thousands)                                        2,038
                                                           -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
  FHLMC (E)
   3.212%, 08/09/05                        $          58              58
  FHLMC CMO, Ser 2596, Cl IJ, IO
   5.000%, 01/15/17                                6,422             629
  FHLMC CMO, Ser 2621, Cl LJ, IO
   5.500%, 12/15/26                                3,900             323
  FHLMC, Ser 2603, Cl LI, IO
   5.500%, 09/15/28                                1,989             210
  FHLMC, Ser 2696, Cl NI, IO
   5.500%, 03/15/23                                2,445             116
  FNMA CMO, Ser 342, Cl 2, IO
   6.000%, 09/01/33                                  635             105
  FNMA, Ser 2003-37, Cl LG, IO
   5.500%, 05/25/32                                2,222             262
                                                           -------------
Total U.S. Government Agency Obligations
  (Cost $1,875) ($ Thousands)                                      1,703
                                                           -------------

COMMON STOCK -- 0.1%
  Core-Mark Holding*                              19,535             529
  Crown Castle International (G)*                 22,523             458
  Huntsman*                                       15,656             317
                                                           -------------
Total Common Stock
  (Cost $860) ($ Thousands)                                        1,304
                                                           -------------

REPURCHASE AGREEMENTS (H) -- 2.7%

Barclays Capital
  3.380%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $11,964,998 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $219,083-
  $6,114,101, 0.000%-4.500%, 04/12/06-
  05/15/23; with total market value
  $12,203,152)                             $      11,964          11,964

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

HIGH YIELD BOND FUND
June 30, 2005

--------------------------------------------------------------------------------
                                           Face Amount
                                           ($ Thousands)   Market Value
Description                                /Shares         ($ Thousands)
--------------------------------------------------------------------------------
Deutsche Bank
  3.375%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $12,322,175 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $60,743-
  $4,537,749, 3.625%-6.790%, 02/15/07-
  03/05/19; with total market value
  $12,567,451)                             $      12,321   $      12,321
Lehman Brothers
  3.350%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $4,435,980 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $2,391,305-
  $2,668,076, 0.000%-6.000%, 05/15/11-
  04/15/15; with total market value
  $4,524,295)                                      4,436           4,436
UBS Securities
  3.380%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $8,214,784 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $115,407-
  $842,183, 0.000%-5.250%, 07/19/05-
  05/15/26; with total market value
  $8,378,437)                                      8,214           8,214
                                                           -------------
Total Repurchase Agreements
  (Cost $36,935) ($ Thousands)                                    36,935
                                                           -------------

Total Investments -- 118.2%
  (Cost $1,652,420) ($ Thousands)                          $   1,634,011
                                                           =============
Percentages are based on Net Assets of $1,381,397 ($ Thousands).
* Non-income producing security.
+ Bank Loan.
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
++ Real Estate Investment Trust.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2005. The coupon on a step bond changes on a specified date.
(C) Security in default on interest payments.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.
(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.
(F) Securities considered illiquid. The total value of such securities as of June 30, 2005 was $216 ($ Thousands).
(G) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $257,431 ($ Thousands).
(H) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $269,276 ($ Thousands).
(I) The rate reported is the effective yield at time of purchase.
(J) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EXL -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
IO -- Interest Only Security
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
At June 30, 2005, the tax basis cost of the Fund's investments was $1652,420, and the unrealized appreciation and depreciation were $25,642 and $(44,051), respectively ($ Thousands).

The Fund had futures contracts open as of June 30, 2005:

--------------------------------------------------------------------------------
                                                                    Unrealized
Contract         Number of       Contract Value       Expiration   Depreciation
Description      Contracts       ($Thousands)         Date         ($Thousands)
--------------------------------------------------------------------------------
U.S. Long
Treasury
Bond (CBT)         (47)             $5,474             09/23/05       $(108)
                                                                      ======

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are zero or have been rounded to zero.

--------------------------------------------------------------------------------


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Institutional Managed Trust

By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           -------------------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer
Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           -------------------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer
Date: August 29, 2005

By (Signature and Title)*                  /s/ Peter (Pedro) A. Rodriguez
                                           -------------------------------
                                           Peter (Pedro) A. Rodriguez
                                           Chief Financial Officer

Date: August 29, 2005

* Print the name and title of each signing officer under his or her signature.